UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: February 28, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MZN | CLAYMORE/MORNINGSTAR INFORMATION SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

          NUMBER
       OF SHARES     DESCRIPTION                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------

                     COMMON STOCKS  - 99.0%
                     CONSUMER DISCRETIONARY - 10.3%
              61     American Greetings Corp. - Class A                                                      $      227
             302     Cablevision Systems Corp. - Class A                                                          3,923
             755     CBS Corp. - Class B                                                                          3,224
              91     CKX, Inc. (a)                                                                                  316
           2,419     Comcast Corp. - Class A                                                                     31,592
           1,047     Comcast Corp. - Special Class A                                                             12,721
             706     DIRECTV Group, Inc. (a)                                                                     14,078
             155     Discovery Communications, Inc. - Class A (a)                                                 2,404
             162     Discovery Communications, Inc. - Class C (a)                                                 2,378
             244     DISH Network Corp. - Class A (a)                                                             2,745
              83     DreamWorks Animation SKG, Inc. - Class A (a)                                                 1,601
             331     Gannett Co., Inc.                                                                            1,072
             139     Garmin Ltd. (Cayman Islands)                                                                 2,380
              60     Harte-Hanks, Inc.                                                                              337
              32     Hearst-Argyle Television, Inc.                                                                  55
              71     John Wiley & Sons, Inc. - Class A                                                            2,229
             205     Liberty Global, Inc. - Series A (a)                                                          2,515
             163     Liberty Global, Inc. - Series C (a)                                                          1,938
             414     McGraw-Hill Cos., Inc.                                                                       8,168
              46     Meredith Corp.                                                                                 591
              22     Morningstar, Inc. (a) (b)                                                                      614
             146     New York Times Co. - Class A                                                                   603
           2,344     News Corp. - Class A                                                                        13,033
             562     News Corp. - Class B                                                                         3,518
              41     Scholastic Corp.                                                                               451
             126     Scripps Networks Interactive, Inc. - Class A                                                 2,509
             180     Time Warner Cable, Inc. - Class A                                                            3,281
           4,541     Time Warner, Inc.                                                                           34,648
              15     Viacom, Inc. - Class A (a)                                                                     252
             728     Viacom, Inc. - Class B (a)                                                                  11,204
             421     Virgin Media, Inc.                                                                           2,012
           2,202     Walt Disney Co.                                                                             36,928
              77     Warner Music Group Corp. (a)                                                                   134
               8     Washington Post Co. - Class B                                                                2,884
                                                                                                ------------------------
                                                                                                                206,565
                                                                                                ------------------------
                     ENERGY - 0.0%
              71     BPZ Resources, Inc. (a)                                                                        244
                                                                                                ------------------------

                     FINANCIALS - 0.1%
             104     MSCI, Inc. - Class A (a)                                                                     1,639
                                                                                                ------------------------

                     HEALTH CARE - 0.2%
              66     Allscripts-Misys Healthcare Solutions, Inc.                                                    574
              75     Cerner Corp. (a)                                                                             2,745
              70     Eclipsys Corp. (a)                                                                             558
                                                                                                ------------------------
                                                                                                                  3,877
                                                                                                ------------------------
                     INDUSTRIALS - 1.3%
              67     Belden, Inc.                                                                                   715
              37     ESCO Technologies, Inc. (a)                                                                  1,203
              42     Esterline Technologies Corp. (a)                                                             1,064
              59     First Solar, Inc. (a)                                                                        6,239
             154     L-3 Communications Holdings, Inc.                                                           10,418
              69     MasTec, Inc. (a)                                                                               653
              22     Raven Industries, Inc.                                                                         400
              25     Stanley, Inc. (a)                                                                              775
              63     Sunpower Corp. - Class A (a)                                                                 1,757
              61     Sunpower Corp. - Class B (a)                                                                 1,510
              40     SYKES Enterprises, Inc. (a)                                                                    639
              76     Thomas & Betts Corp. (a)                                                                     1,741
                                                                                                ------------------------
                                                                                                                 27,114
                                                                                                ------------------------
                     INFORMATION TECHNOLOGY - 69.0%
             580     3Com Corp. (a)                                                                               1,282
             740     Accenture Ltd. - Class A (Bermuda)                                                          21,601
              45     ACI Worldwide, Inc. (a)                                                                        804
             764     Activision Blizzard, Inc. (a)                                                                7,663
             141     ADC Telecommunications, Inc. (a)                                                               400
             687     Adobe Systems, Inc. (a)                                                                     11,473
              81     Adtran, Inc.                                                                                 1,170
             800     Advanced Micro Devices, Inc. (a)                                                             1,744
              22     Advent Software, Inc. (a)                                                                      599
             118     Affiliated Computer Services, Inc. - Class A (a)                                             5,502
             452     Agilent Technologies, Inc. (a)                                                               6,269
             196     Akamai Technologies, Inc. (a)                                                                3,546
             387     Altera Corp.                                                                                 5,933
             248     Amdocs Ltd. (Guernsey) (a)                                                                   4,154
             124     Amkor Technology, Inc. (a)                                                                     212
             226     Amphenol Corp. - Class A                                                                     5,745
             375     Analog Devices, Inc.                                                                         6,990
             102     ANSYS, Inc. (a)                                                                              2,057
           1,128     Apple, Inc. (a)                                                                            100,742
           1,734     Applied Materials, Inc.                                                                     15,970
             107     Ariba, Inc. (a)                                                                                936
             160     Arris Group, Inc. (a)                                                                          979
              87     Atheros Communications, Inc. (a)                                                             1,051
             647     Atmel Corp. (a)                                                                              2,310
             289     Autodesk, Inc. (a)                                                                           3,667
              49     Avid Technology, Inc. (a)                                                                      488
              61     Avocent Corp. (a)                                                                              731
              62     AVX Corp.                                                                                      531
              87     Benchmark Electronics, Inc. (a)                                                                850
              25     Black Box Corp.                                                                                496
              39     Blue Coat Systems, Inc. (a)                                                                    428
             242     BMC Software, Inc. (a)                                                                       7,170
              60     Brightpoint, Inc. (a)                                                                          235
             577     Broadcom Corp. - Class A (a)                                                                 9,492
             534     Brocade Communications Systems, Inc. (a)                                                     1,485
              85     Brooks Automation, Inc. (a)                                                                    364
             532     CA, Inc.                                                                                     9,017
              29     Cabot Microelectronics Corp. (a)                                                               597
             333     Cadence Design Systems, Inc. (a)                                                             1,399
              46     Cavium Networks, Inc. (a)                                                                      437
             201     Check Point Software Technologies (Israel) (a)                                               4,416
             110     Ciena Corp. (a)                                                                                591
           7,473     Cisco Systems, Inc. (a)                                                                    108,882
             239     Citrix Systems, Inc. (a)                                                                     4,919
              48     Cogent, Inc. (a)                                                                               499
              49     Cognex Corp.                                                                                   539
             371     Cognizant Technology Solutions Corp. - Class A (a)                                           6,826
              32     Coherent, Inc. (a)                                                                             490
             101     CommScope, Inc. (a)                                                                            902
             195     Computer Sciences Corp. (a)                                                                  6,774
             349     Compuware Corp. (a)                                                                          2,063
              35     Comtech Telecommunications Corp. (a)                                                         1,323
              66     Concur Technologies, Inc. (a)                                                                1,385
             116     Cree, Inc. (a)                                                                               2,278
              50     CSG Systems International, Inc. (a)                                                            676
              38     Cymer, Inc. (a)                                                                                702
             191     Cypress Semiconductor Corp. (a)                                                              1,062
              45     Data Domain, Inc. (a)                                                                          584
              53     DealerTrack Holdings, Inc. (a)                                                                 560
           2,230     Dell, Inc. (a)                                                                              19,022
              95     Diebold, Inc.                                                                                2,101
             147     Earthlink, Inc. (a)                                                                            926
             411     Electronic Arts, Inc. (a)                                                                    6,703
              69     Electronics for Imaging, Inc. (a)                                                              614
           2,637     EMC Corp./Massachusetts (a)                                                                 27,688
             104     Emulex Corp. (a)                                                                               547
             116     F5 Networks, Inc. (a)                                                                        2,320
             149     Fairchild Semiconductor International, Inc. (a)                                                522
              54     FEI Co. (a)                                                                                    773
              59     Formfactor, Inc. (a)                                                                           853
             114     Harmonic, Inc. (a)                                                                             620
             174     Harris Corp.                                                                                 6,487
           3,129     Hewlett-Packard Co.                                                                         90,835
              20     Hittite Microwave Corp. (a)                                                                    552
              42     Imation Corp.                                                                                  338
             117     Infinera Corp. (a)                                                                             842
             128     Informatica Corp. (a)                                                                        1,651
             236     Integrated Device Technology, Inc. (a)                                                       1,057
           7,059     Intel Corp.                                                                                 89,932
              56     InterDigital, Inc. (a)                                                                       1,645
           1,719     International Business Machines Corp.                                                      158,200
             103     International Rectifier Corp. (a)                                                            1,293
             161     Intersil Corp. - Class A                                                                     1,628
              65     Interwoven, Inc. (a)                                                                         1,045
             380     Intuit, Inc. (a)                                                                             8,660
              23     IPG Photonics Corp. (a)                                                                        194
              39     Itron, Inc. (a)                                                                              1,742
              59     j2 Global Communications, Inc. (a)                                                           1,105
             264     Jabil Circuit, Inc.                                                                          1,093
              36     JDA Software Group, Inc. (a)                                                                   349
             291     JDS Uniphase Corp. (a)                                                                         803
             682     Juniper Networks, Inc. (a)                                                                   9,691
             218     Kla-Tencor Corp.                                                                             3,760
              93     L-1 Identity Solutions, Inc. (a)                                                               428
             146     Lam Research Corp. (a)                                                                       2,856
             172     Lawson Software, Inc. (a)                                                                      660
             101     Lexmark International, Inc. - Class A (a)                                                    1,731
             266     Linear Technology Corp.                                                                      5,799
             739     LSI Corp. (a)                                                                                2,143
             119     Macrovision Solutions Corp. (a)                                                              1,872
              31     Mantech International Corp. - Class A (a)                                                    1,617
             622     Marvell Technology Group Ltd. (Bermuda) (a)                                                  4,671
             414     Maxim Integrated Products, Inc.                                                              5,009
             195     McAfee, Inc. (a)                                                                             5,450
             262     MEMC Electronic Materials, Inc. (a)                                                          3,933
             114     Mentor Graphics Corp. (a)                                                                      505
              68     Micrel, Inc.                                                                                   452
             235     Microchip Technology, Inc.                                                                   4,411
           1,100     Micron Technology, Inc. (a)                                                                  3,542
             116     Micros Systems, Inc. (a)                                                                     1,865
             113     Microsemi Corp. (a)                                                                          1,142
          10,041     Microsoft Corp.                                                                            162,162
              61     MKS Instruments, Inc. (a)                                                                      768
              96     Molex, Inc.                                                                                  1,092
              92     Molex, Inc. - Class A                                                                          965
              38     Monolithic Power Systems, Inc. (a)                                                             492
           2,727     Motorola, Inc.                                                                               9,599
              82     National Instruments Corp.                                                                   1,413
             266     National Semiconductor Corp.                                                                 2,899
             220     NCR Corp. (a)                                                                                1,742
             422     NetApp, Inc. (a)                                                                             5,672
              22     Netlogic Microsystems, Inc. (a)                                                                522
              24     NetSuite, Inc. (a)                                                                             221
             114     NeuStar, Inc. - Class A (a)                                                                  1,766
              29     Neutral Tandem, Inc.                                                                           579
             498     Novell, Inc. (a)                                                                             1,574
             144     Novellus Systems, Inc. (a)                                                                   1,836
             219     Nuance Communications, Inc. (a)                                                              1,940
             717     Nvidia Corp. (a)                                                                             5,937
             587     ON Semiconductor Corp. (a)                                                                   2,148
           4,982     Oracle Corp. (a)                                                                            77,420
             114     Palm, Inc. (a)                                                                                 825
             167     Parametric Technology Corp. (a)                                                              1,359
             125     Perot Systems Corp. - Class A (a)                                                            1,423
              71     Plantronics, Inc.                                                                              610
              55     Plexus Corp. (a)                                                                               707
             313     PMC - Sierra, Inc. (a)                                                                       1,599
             110     Polycom, Inc. (a)                                                                            1,463
              38     Power Integrations, Inc.                                                                       697
              49     Progress Software Corp. (a)                                                                    781
             184     QLogic Corp. (a)                                                                             1,696
           2,083     Qualcomm, Inc.                                                                              69,635
              26     Quality Systems, Inc.                                                                        1,006
             104     Quest Software, Inc. (a)                                                                     1,175
             151     Rambus, Inc. (a)                                                                             1,293
             222     Red Hat, Inc. (a)                                                                            3,039
             319     RF Micro Devices, Inc. (a)                                                                     290
              65     Riverbed Technology, Inc. (a)                                                                  681
             117     Salesforce.com, Inc. (a)                                                                     3,276
             261     SanDisk Corp. (a)                                                                            2,326
              98     Sapient Corp. (a)                                                                              375
              50     SAVVIS, Inc. (a)                                                                               281
             563     Seagate Technology (Cayman Islands)                                                          2,421
              76     Semtech Corp. (a)                                                                              893
              66     Silicon Laboratories, Inc. (a)                                                               1,445
             238     Skyworks Solutions, Inc. (a)                                                                 1,547
             100     Solera Holdings, Inc. (a)                                                                    2,079
             324     Sonus Networks, Inc. (a)                                                                       402
              22     SPSS, Inc. (a)                                                                                 552
              39     Starent Networks Corp. (a)                                                                     617
             858     Sun Microsystems, Inc. (a)                                                                   4,015
              95     Sybase, Inc. (a)                                                                             2,582
             226     Sycamore Networks, Inc. (a)                                                                    570
           1,080     Symantec Corp. (a)                                                                          14,936
              46     Synaptics, Inc. (a)                                                                            955
             167     Synopsys, Inc. (a)                                                                           3,111
             111     Take-Two Interactive Software, Inc. (a)                                                        687
              72     Tekelec (a)                                                                                    883
             525     Tellabs, Inc. (a)                                                                            1,995
             212     Teradyne, Inc. (a)                                                                             876
              56     Tessera Technologies, Inc. (a)                                                                 605
           1,675     Texas Instruments, Inc.                                                                     24,036
              79     THQ, Inc. (a)                                                                                  198
             249     TIBCO Software, Inc. (a)                                                                     1,203
             140     Trimble Navigation Ltd. (a)                                                                  1,974
             165     TriQuint Semiconductor, Inc. (a)                                                               384
             591     Tyco Electronics Ltd. (Bermuda)                                                              5,603
             105     United Online, Inc.                                                                            489
             105     Varian Semiconductor Equipment Associates, Inc. (a)                                          1,916
              79     VeriFone Holdings, Inc. (a)                                                                    343
             251     VeriSign, Inc. (a)                                                                           4,852
              44     Viasat, Inc. (a)                                                                               805
             248     Vishay Intertechnology, Inc. (a)                                                               632
              63     VMware, Inc. - Class A (a)                                                                   1,308
              54     Websense, Inc. (a)                                                                             603
             256     Western Digital Corp. (a)                                                                    3,497
              97     Wind River Systems, Inc. (a)                                                                   732
             357     Xilinx, Inc.                                                                                 6,312
           1,667     Yahoo!, Inc. (a)                                                                            22,054
              83     Zebra Technologies Corp. - Class A (a)                                                       1,458
                                                                                                ------------------------
                                                                                                              1,380,521
                                                                                                ------------------------
                     TELECOMMUNICATION SERVICES - 18.1%
             512     American Tower Corp. - Class A (a)                                                          14,909
           7,541     AT&T, Inc.                                                                                 179,250
             116     CenturyTel, Inc.                                                                             3,054
             294     Cincinnati Bell, Inc. (a)                                                                      488
              87     Clearwire Corp. - Class A (a)                                                                  280
             314     Crown Castle International Corp. (a)                                                         5,508
             184     Embarq Corp.                                                                                 6,434
             361     Frontier Communications Corp.                                                                2,599
              72     Leap Wireless International, Inc. (a)                                                        1,952
           2,323     Level 3 Communications, Inc. (a)                                                             1,858
             318     MetroPCS Communications, Inc. (a)                                                            4,611
             191     NII Holdings, Inc. (a)                                                                       2,447
              42     NTELOS Holdings Corp.                                                                          805
           1,799     Qwest Communications International, Inc.                                                     6,099
             168     SBA Communications Corp. - Class A (a)                                                       3,491
              34     Shenandoah Telecommunications Co.                                                              719
           3,589     Sprint Nextel Corp. (a)                                                                     11,808
              34     Syniverse Holdings, Inc. (a)                                                                   514
              76     Telephone & Data Systems, Inc.                                                               2,242
              71     Telephone & Data Systems, Inc. - Special Shares                                              1,953
             213     tw telecom, inc. (a)                                                                         1,713
              19     US Cellular Corp. (a)                                                                          654
           3,631     Verizon Communications, Inc.                                                               103,592
             568     Windstream Corp.                                                                             4,237
                                                                                                ------------------------
                                                                                                                361,217
                                                                                                ------------------------
                     TOTAL COMMON STOCKS - 99.0%
                     (Cost $3,415,862)                                                                        1,981,177
                                                                                                ------------------------

                     EXCHANGE-TRADED FUNDS - 0.2%
             110     iShares S&P 500 Growth Index Fund
                     (Cost $4,923)                                                                                4,290
                                                                                                ------------------------

                     TRACKING STOCKS (C) - 0.6%
                     CONSUMER DISCRETIONARY - 0.6%
             151     Liberty Media Corp. - Capital Series A (a)                                                     776
             636     Liberty Media Corp. - Entertainment Series A (a)                                            11,016
                                                                                                ------------------------
                     (Cost $16,899)                                                                              11,792
                                                                                                ------------------------

                     TOTAL INVESTMENTS - 99.8%
                     (Cost $3,437,684)                                                                        1,997,259
                     Other Assets in excess of Liabilities - 0.2%                                                 3,136
                                                                                                ------------------------
                     NET ASSETS - 100.0%                                                                    $ 2,000,395
                                                                                                ========================


(a)  Non-income producing security.

(b) Affiliate due to Fund's licensing agreement with Licensor. Security represents less than 0.1% of net assets.

(c) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                              Country Allocation*
--------------------------------------------------------------------------------
United States                                                             97.7%
Bermuda                                                                    1.6%
Cayman Islands                                                             0.3%
Israel                                                                     0.2%
Guernsey                                                                   0.2%
--------------------------------------------------------------------------------

*    Subject to change daily.

Based on total investments. See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
(value in $000s)
Assets:
Level 1                                                      $ 1,997                     $ -                   $ 1,997
Level 2                                                            -                       -                         -
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $ 1,997                     $ -                   $ 1,997
                                                =====================    ====================    ======================

Liabilities:
Level 1                                                      $     -                     $ -                   $     -
Level 2                                                            -                       -                         -
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $     -                     $ -                   $     -
                                                =====================    ====================    ======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
Beginning Balance at 5/31/08                                 $     -                     $ -                   $     -
Total Realized Gain/Loss                                           -                       -                         -
Change in Unrealized Gain/Loss                                     -                       -                         -
Net Purchases and Sales                                            -                       -                         -
Net Transfers In/Out                                               -                       -                         -
                                                ---------------------    --------------------    ----------------------
Ending Balance at 2/28/09                                    $     -                     $ -                   $     -
                                                =====================    ====================    ======================


MZG | CLAYMORE/MORNINGSTAR MANUFACTURING SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NUMBER OF
   SHARES      DESCRIPTION                                                                    VALUE
----------------------------------------------------------------------------------------------------
               COMMON STOCKS  - 98.3%
               CONSUMER DISCRETIONARY - 3.3%
       48      ArvinMeritor, Inc.                                                                30
       46      Black & Decker Corp.                                                           1,089
       10      Blue Nile, Inc. (a)                                                              239
       81      BorgWarner, Inc.                                                               1,397
       30      Brown Shoe Co., Inc.                                                             107
       46      Callaway Golf Co.                                                                311
       35      Carter's, Inc. (a)                                                               571
        7      Churchill Downs, Inc.                                                            210
       30      Cinemark Holdings, Inc.                                                          231
      239      Coach, Inc. (a)                                                                3,341
       11      Columbia Sportswear Co.                                                          298
       42      Cooper Tire & Rubber Co.                                                         191
        9      Deckers Outdoor Corp. (a)                                                        371
      201      Eastman Kodak Co.                                                                641
       21      Ethan Allen Interiors, Inc.                                                      200
    1,691      Ford Motor Co. (a)                                                             3,382
      107      Fortune Brands, Inc.                                                           2,541
       33      Fossil, Inc. (a)                                                                 417
      348      General Motors Corp.                                                             783
       98      Gentex Corp.                                                                     784
      169      Goodyear Tire & Rubber Co. (The) (a)                                             750
       45      Guess?, Inc.                                                                     723
      173      Harley-Davidson, Inc.                                                          1,747
       37      Harman International Industries, Inc.                                            393
       88      Hasbro, Inc.                                                                   2,014
       45      Hillenbrand, Inc.                                                                755
       39      Iconix Brand Group, Inc. (a)                                                     316
       21      International Speedway Corp. - Class A                                           406
       19      Jakks Pacific, Inc. (a)                                                          241
       48      Jarden Corp. (a)                                                                 487
      430      Johnson Controls, Inc.                                                         4,893
       75      Jones Apparel Group, Inc.                                                        202
      123      Leggett & Platt, Inc.                                                          1,406
       24      Life Time Fitness, Inc. (a)                                                      205
       51      Live Nation, Inc. (a)                                                            179
       67      Liz Claiborne, Inc.                                                              187
       87      LKQ Corp. (a)                                                                  1,175
       39      Marvel Entertainment, Inc. (a)                                                 1,009
      254      Mattel, Inc.                                                                   3,007
       22      Matthews International Corp. - Class A                                           764
       38      Mohawk Industries, Inc. (a)                                                      858
      194      Newell Rubbermaid, Inc.                                                        1,096
      197      NIKE, Inc. - Class B                                                           8,181
       23      NutriSystem, Inc.                                                                297
       40      Phillips-Van Heusen Corp.                                                        663
       24      Polaris Industries, Inc.                                                         442
       42      Polo Ralph Lauren Corp.                                                        1,448
       35      Pool Corp.                                                                       465
       52      Regal Entertainment Group - Class A                                              533
       76      Sherwin-Williams Co. (The)                                                     3,492
       22      Skechers U.S.A., Inc. - Class A (a)                                              140
       40      Snap-On, Inc.                                                                    944
        9      Speedway Motorsports, Inc.                                                       107
       57      Stanley Works (The)                                                            1,525
       26      Thor Industries, Inc.                                                            279
       95      Tiffany & Co.                                                                  1,809
       35      Timberland Co. (The) - Class A (a)                                               394
       36      TRW Automotive Holdings Corp. (a)                                                 90
       42      Tupperware Brands Corp.                                                          596
       23      Under Armour, Inc. - Class A (a)                                                 331
       61      VF Corp.                                                                       3,166
       49      WABCO Holdings, Inc.                                                             496
       32      Warnaco Group, Inc. (The) (a)                                                    693
      308      Wendy's/Arby's Group, Inc. - Class A                                           1,395
       55      Whirlpool Corp.                                                                1,223
       38      Wolverine World Wide, Inc.                                                       576
       33      Zale Corp. (a)                                                                    41
                                                                                 -------------------
                                                                                             69,273
                                                                                 -------------------

               CONSUMER STAPLES - 22.6%
       62      Alberto-Culver Co.                                                             1,373
    1,452      Altria Group, Inc.                                                            22,419
       12      Andersons, Inc. (The)                                                            148
      414      Archer-Daniels-Midland Co.                                                    11,037
      306      Avon Products, Inc.                                                            5,383
       52      Brown-Forman Corp. - Class B                                                   2,235
       85      Bunge Ltd. (Bermuda)                                                           3,985
        9      Cal-Maine Foods, Inc.                                                            201
      165      Campbell Soup Co.                                                              4,417
       23      Central European Distribution Corp. (a)                                          153
       29      Chiquita Brands International, Inc. (a)                                          143
       51      Church & Dwight Co., Inc.                                                      2,495
      101      Clorox Co.                                                                     4,909
    1,501      Coca-Cola Co. (The)                                                           61,316
      226      Coca-Cola Enterprises, Inc.                                                    2,594
      359      Colgate-Palmolive Co.                                                         21,605
      320      ConAgra Foods, Inc.                                                            4,826
      132      Constellation Brands, Inc. - Class A (a)                                       1,723
       51      Corn Products International, Inc.                                              1,029
       57      Darling International, Inc. (a)                                                  247
      105      Dean Foods Co. (a)                                                             2,147
      137      Del Monte Foods Co.                                                              980
      185      Dr. Pepper Snapple Group, Inc. (a)                                             2,599
       20      Elizabeth Arden, Inc. (a)                                                        111
       40      Energizer Holdings, Inc. (a)                                                   1,688
       80      Estee Lauder Cos., Inc. (The) - Class A                                        1,812
       57      Flowers Foods, Inc.                                                            1,272
       31      Fresh Del Monte Produce, Inc. (Cayman Islands) (a)                               582
      224      General Mills, Inc.                                                           11,756
       12      Green Mountain Coffee Roasters, Inc. (a)                                         448
       26      Hain Celestial Group, Inc. (The) (a)                                             366
       52      Hansen Natural Corp. (a)                                                       1,731
      108      Hershey Co. (The)                                                              3,639
      229      HJ Heinz Co.                                                                   7,481
       51      Hormel Foods Corp.                                                             1,623
       10      J&J Snack Foods Corp.                                                            316
       83      JM Smucker Co. (The)                                                           3,081
      174      Kellogg Co.                                                                    6,772
      293      Kimberly-Clark Corp.                                                          13,803
      948      Kraft Foods, Inc.                                                             21,595
       17      Lancaster Colony Corp.                                                           661
       21      Lance, Inc.                                                                      458
      118      Lorillard, Inc.                                                                6,896
       75      McCormick & Co., Inc.                                                          2,351
      115      Molson Coors Brewing Co. - Class B                                             4,051
       97      Pepsi Bottling Group, Inc.                                                     1,795
       44      PepsiAmericas, Inc.                                                              731
    1,105      PepsiCo., Inc.                                                                53,194
    1,426      Philip Morris International, Inc.                                             47,728
    2,089      Procter & Gamble Co.                                                         100,627
       39      Ralcorp Holdings, Inc. (a)                                                     2,363
      123      Reynolds American, Inc.                                                        4,130
       12      Sanderson Farms, Inc.                                                            414
      507      Sara Lee Corp.                                                                 3,909
       86      Smithfield Foods, Inc. (a)                                                       675
       16      Tootsie Roll Industries, Inc.                                                    343
       21      TreeHouse Foods, Inc. (a)                                                        560
      225      Tyson Foods, Inc. - Class A                                                    1,897
       18      Universal Corp.                                                                  517
        6      USANA Health Sciences, Inc. (a)                                                  120
       23      Vector Group Ltd.                                                                285
                                                                                 -------------------
                                                                                            469,745
                                                                                 -------------------

               ENERGY - 33.4%
       50      Alpha Natural Resources, Inc. (a)                                                920
      334      Anadarko Petroleum Corp.                                                      11,673
      235      Apache Corp.                                                                  13,886
      100      Arch Coal, Inc.                                                                1,390
       24      Arena Resources, Inc. (a)                                                        514
       25      Atlas America, Inc.                                                              252
       20      ATP Oil & Gas Corp. (a)                                                           70
       37      Atwood Oceanics, Inc. (a)                                                        565
      224      Baker Hughes, Inc.                                                             6,565
       16      Basic Energy Services, Inc. (a)                                                  101
       31      Berry Petroleum Co.                                                              206
       19      Bill Barrett Corp. (a)                                                           367
      205      BJ Services Co.                                                                1,982
       15      Bristow Group, Inc. (a)                                                          304
       73      Cabot Oil & Gas Corp.                                                          1,487
       28      Cal Dive International, Inc. (a)                                                 141
      156      Cameron International Corp. (a)                                                3,008
       14      CARBO Ceramics, Inc.                                                             487
       18      Carrizo Oil & Gas, Inc. (a)                                                      192
      438      Chesapeake Energy Corp.                                                        6,850
    1,432      Chevron Corp.                                                                 86,937
       57      Cimarex Energy Co.                                                             1,120
        7      Clayton Williams Energy, Inc. (a)                                                175
       19      CNX Gas Corp. (a)                                                                414
       29      Complete Production Services, Inc. (a)                                            88
       34      Comstock Resources, Inc. (a)                                                   1,035
       44      Concho Resources, Inc. (a)                                                       878
      973      ConocoPhillips                                                                36,342
      129      Consol Energy, Inc.                                                            3,515
       10      Contango Oil & Gas Co. (a)                                                       364
       22      Continental Resources, Inc. (a)                                                  350
       16      Core Laboratories NV (Netherlands)                                             1,206
       32      Crosstex Energy, Inc.                                                             72
       45      Delta Petroleum Corp. (a)                                                         93
      172      Denbury Resources, Inc. (a)                                                    2,215
      295      Devon Energy Corp.                                                            12,883
       46      Diamond Offshore Drilling, Inc.                                                2,881
       59      Dresser-Rand Group, Inc. (a)                                                   1,240
       19      Dril-Quip, Inc. (a)                                                              399
      506      El Paso Corp.                                                                  3,416
       35      Encore Acquisition Co. (a)                                                       703
      103      ENSCO International, Inc.                                                      2,532
      173      EOG Resources, Inc.                                                            8,657
      121      EXCO Resources, Inc. (a)                                                       1,102
       46      Exterran Holdings, Inc. (a)                                                      833
    3,589      Exxon Mobil Corp.                                                            243,693
       92      FMC Technologies, Inc. (a)                                                     2,437
       55      Forest Oil Corp. (a)                                                             780
       31      Foundation Coal Holdings, Inc.                                                   498
       76      Frontier Oil Corp.                                                             1,037
       14      GMX Resources, Inc. (a)                                                          242
       16      Goodrich Petroleum Corp. (a)                                                     317
       14      Gulfmark Offshore, Inc. (a)                                                      292
      650      Halliburton Co.                                                               10,602
       57      Helix Energy Solutions Group, Inc. (a)                                           177
       66      Helmerich & Payne, Inc.                                                        1,562
       61      Hercules Offshore, Inc. (a)                                                       88
      204      Hess Corp.                                                                    11,157
       32      Holly Corp.                                                                      746
       83      International Coal Group, Inc. (a)                                               135
       59      ION Geophysical Corp. (a)                                                         63
       20      James River Coal Co. (a)                                                         220
       91      Key Energy Services, Inc. (a)                                                    243
       10      Lufkin Industries, Inc.                                                          329
      501      Marathon Oil Corp.                                                            11,658
       55      Mariner Energy, Inc. (a)                                                         509
       56      Massey Energy Co.                                                                647
       36      McMoRan Exploration Co. (a)                                                      165
      139      Murphy Oil Corp.                                                               5,812
      202      Nabors Industries Ltd. (Bermuda) (a)                                           1,961
       10      NATCO Group, Inc. (a)                                                            178
      300      National Oilwell Varco., Inc. (a)                                              8,019
       92      Newfield Exploration Co. (a)                                                   1,778
      187      Noble Corp. (Switzerland)                                                      4,598
      124      Noble Energy, Inc.                                                             5,647
      580      Occidental Petroleum Corp.                                                    30,085
       38      Oceaneering International, Inc. (a)                                            1,207
       34      Oil States International, Inc. (a)                                               453
       75      Parker Drilling Co. (a)                                                          120
       38      Patriot Coal Corp. (a)                                                           139
      108      Patterson-UTI Energy, Inc.                                                       928
      189      Peabody Energy Corp.                                                           4,474
       26      Penn Virginia Corp.                                                              360
      183      PetroHawk Energy Corp. (a)                                                     3,115
       31      Petroquest Energy, Inc. (a)                                                      100
       83      Pioneer Natural Resources Co.                                                  1,211
       75      Plains Exploration & Production Co. (a)                                        1,436
      119      Pride International, Inc. (a)                                                  2,052
       76      Quicksilver Resources, Inc. (a)                                                  456
      113      Range Resources Corp.                                                          4,019
       35      Rosetta Resources, Inc. (a)                                                      178
       76      Rowan Cos., Inc.                                                                 920
       27      RPC, Inc.                                                                        157
       59      SandRidge Energy, Inc. (a)                                                       399
      840      Schlumberger Ltd. (Netherlands Antilles)                                      31,970
       17      SEACOR Holdings, Inc. (a)                                                      1,018
      160      Smith International, Inc.                                                      3,437
       69      Southern Union Co.                                                               925
      249      Southwestern Energy Co. (a)                                                    7,164
      448      Spectra Energy Corp.                                                           5,824
       43      St. Mary Land & Exploration Co.                                                  584
       19      Stone Energy Corp. (a)                                                            75
       84      Sunoco, Inc.                                                                   2,810
       57      Superior Energy Services, Inc. (a)                                               752
       21      Swift Energy Co. (a)                                                             151
       50      Tetra Technologies, Inc. (a)                                                     143
       39      Tidewater, Inc.                                                                1,378
      233      Transocean, Inc. (Switzerland) (a)                                            13,926
      106      Ultra Petroleum Corp. (Canada) (a)                                             3,725
       32      Unit Corp. (a)                                                                   684
      369      Valero Energy Corp.                                                            7,151
       18      W&T Offshore, Inc.                                                               145
       36      Walter Industries, Inc.                                                          654
      496      Weatherford International Ltd. (Switzerland) (a)                               5,292
       20      Western Refining, Inc.                                                           227
       29      Whiting Petroleum Corp. (a)                                                      676
      417      Williams Cos., Inc.                                                            4,712
       19      World Fuel Services Corp.                                                        551
      407      XTO Energy, Inc.                                                              12,886
                                                                                 -------------------
                                                                                            694,669
                                                                                 -------------------

               FINANCIALS - 0.3%
      121      Leucadia National Corp.                                                        1,770
      121      Plum Creek Timber Co., Inc. - REIT                                             3,174
       53      Rayonier, Inc. - REIT                                                          1,410
        8      Tejon Ranch Co. (a)                                                              167
                                                                                 -------------------
                                                                                              6,521
                                                                                 -------------------

               HEALTH CARE - 0.1%
       11      SurModics, Inc. (a)                                                              192
       26      Teleflex, Inc.                                                                 1,235
       23      West Pharmaceutical Services, Inc.                                               706
                                                                                 -------------------
                                                                                              2,133
                                                                                 -------------------

               INDUSTRIALS - 16.6%
      452      3M Co.                                                                        20,548
       25      AAR Corp. (a)                                                                    331
       38      Actuant Corp. - Class A                                                          391
       30      Acuity Brands, Inc.                                                              688
       10      Aerovironment, Inc. (a)                                                          312
       64      AGCO Corp. (a)                                                                 1,097
       31      Aircastle Ltd. (Bermuda)                                                         102
       22      Alliant Techsystems, Inc. (a)                                                  1,555
       27      American Superconductor Corp. (a)                                                363
        6      Ameron International Corp.                                                       293
       73      AMETEK, Inc.                                                                   1,932
       14      AO Smith Corp.                                                                   357
       27      Applied Industrial Technologies, Inc.                                            435
       12      Armstrong World Industries, Inc. (a)                                             153
       11      Astec Industries, Inc. (a)                                                       244
       65      Avery Dennison Corp.                                                           1,310
        6      Axsys Technologies, Inc. (a)                                                     199
       29      Baldor Electric Co.                                                              354
       29      Barnes Group, Inc.                                                               270
       65      BE Aerospace, Inc. (a)                                                           485
      461      Boeing Co.                                                                    14,494
       34      Brady Corp. - Class A                                                            582
       35      Briggs & Stratton Corp.                                                          426
       52      Bucyrus International, Inc.                                                      646
       44      Carlisle Cos., Inc.                                                              872
      430      Caterpillar, Inc.                                                             10,582
       17      Ceradyne, Inc. (a)                                                               292
       12      CIRCOR International, Inc.                                                       267
       35      CLARCOR, Inc.                                                                    923
      123      Cooper Industries Ltd. - Class A (Bermuda)                                     2,594
       35      Crane Co.                                                                        528
       11      Cubic Corp.                                                                      287
      130      Cummins, Inc.                                                                  2,704
       30      Curtiss-Wright Corp.                                                             798
      174      Danaher Corp.                                                                  8,832
      314      Deere & Co.                                                                    8,632
      132      Dover Corp.                                                                    3,292
       17      DynCorp International, Inc. - Class A (a)                                        207
      118      Eaton Corp.                                                                    4,266
      550      Emerson Electric Co.                                                          14,713
       38      Ener1, Inc. (a)                                                                  119
       32      Energy Conversion Devices, Inc. (a)                                              702
       26      EnerSys (a)                                                                      279
       15      EnPro Industries, Inc. (a)                                                       247
      107      Evergreen Solar, Inc. (a)                                                        131
       40      Flowserve Corp.                                                                2,019
       11      Franklin Electric Co., Inc.                                                      242
       36      Gardner Denver, Inc. (a)                                                         681
       37      General Cable Corp. (a)                                                          571
      230      General Dynamics Corp.                                                        10,079
    7,042      General Electric Co.                                                          59,927
       87      Goodrich Corp.                                                                 2,883
       11      Gorman-Rupp Co. (The)                                                            195
       46      Graco, Inc.                                                                      781
       73      GrafTech International Ltd. (a)                                                  412
       48      Griffon Corp. (a)                                                                349
       59      Harsco Corp.                                                                   1,219
        5      HEICO CORP.                                                                      122
       10      HEICO CORP. - Class A                                                            200
       43      Herman Miller, Inc.                                                              433
       65      Hexcel Corp. (a)                                                                 404
       27      HNI Corp.                                                                        265
      469      Honeywell International, Inc.                                                 12,583
       35      Hubbell, Inc. - Class B                                                          921
       55      IDEX Corp.                                                                     1,063
       17      II-VI, Inc. (a)                                                                  305
      316      Illinois Tool Works, Inc.                                                      8,785
      229      Ingersoll-Rand Co. Ltd. (Bermuda)                                              3,247
      130      ITT Corp.                                                                      4,856
       76      Joy Global, Inc.                                                               1,327
       17      Kaman Corp.                                                                      199
       25      Kaydon Corp.                                                                     625
       55      Kennametal, Inc.                                                                 898
       34      Knoll, Inc.                                                                      224
       28      Lincoln Electric Holdings, Inc.                                                  860
        9      Lindsay Corp.                                                                    218
      225      Lockheed Martin Corp.                                                         14,200
        9      M&F Worldwide Corp. (a)                                                           95
       91      Manitowoc Co., Inc. (The)                                                        373
      259      Masco Corp.                                                                    1,334
      161      McDermott International, Inc. (Panama) (a)                                     1,898
       12      Middleby Corp. (a)                                                               261
       22      Mine Safety Appliances Co.                                                       402
       24      Mobile Mini, Inc. (a)                                                            234
       26      Moog, Inc. - Class A (a)                                                         605
       25      Mueller Industries, Inc.                                                         452
       79      Mueller Water Products, Inc. - Class A                                           170
       21      Nordson Corp.                                                                    523
      214      Northrop Grumman Corp.                                                         7,995
       41      Orbital Sciences Corp. (a)                                                       580
       50      Oshkosh Corp.                                                                    313
       18      Otter Tail Corp.                                                                 313
       61      Owens Corning (a)                                                                509
      251      PACCAR, Inc.                                                                   6,293
      120      Parker Hannifin Corp.                                                          4,004
      145      Pitney Bowes, Inc.                                                             2,797
      102      Precision Castparts Corp.                                                      5,654
      144      Quanta Services, Inc. (a)                                                      2,534
      294      Raytheon Co.                                                                  11,751
       14      RBC Bearings, Inc. (a)                                                           209
       22      Regal-Beloit Corp.                                                               631
       18      Robbins & Myers, Inc.                                                            290
       97      Rockwell Automation, Inc.                                                      1,950
      112      Rockwell Collins, Inc.                                                         3,494
       63      Roper Industries, Inc.                                                         2,605
        8      Sauer-Danfoss, Inc.                                                               47
       54      Shaw Group, Inc. (The) (a)                                                     1,260
       26      Simpson Manufacturing Co., Inc.                                                  405
       71      Spirit Aerosystems Holdings, Inc. - Class A (a)                                  704
       39      SPX Corp.                                                                      1,727
       46      Steelcase, Inc. - Class A                                                        185
       22      Teledyne Technologies, Inc. (a)                                                  504
       12      Tennant Co.                                                                      118
       72      Terex Corp. (a)                                                                  642
       13      Textainer Group Holdings Ltd. (Bermuda)                                           77
      175      Textron, Inc.                                                                    989
       52      Timken Co.                                                                       633
       27      Toro Co.                                                                         590
       17      TransDigm Group, Inc. (a)                                                        601
       19      Tredegar Corp.                                                                   317
       55      Trinity Industries, Inc.                                                         406
       12      Triumph Group, Inc.                                                              433
      340      Tyco International Ltd. (Bermuda)                                              6,817
       19      United Stationers, Inc. (a)                                                      413
      618      United Technologies Corp.                                                     25,233
       13      Universal Forest Products, Inc.                                                  283
       50      USG Corp. (a)                                                                    289
       13      Valmont Industries, Inc.                                                         566
       33      Wabtec Corp.                                                                     883
       17      Watsco, Inc.                                                                     584
       22      Watts Water Technologies, Inc. - Class A                                         373
       31      WESCO International, Inc. (a)                                                    515
       42      Woodward Governor Co.                                                            723
                                                                                 -------------------
                                                                                            344,513
                                                                                 -------------------

               INFORMATION TECHNOLOGY - 1.1%
       24      Advanced Energy Industries, Inc. (a)                                             162
       22      Anixter International, Inc. (a)                                                  647
    1,142      Corning, Inc.                                                                 12,048
       35      Dolby Laboratories, Inc. (a)                                                     982
       96      Flir Systems, Inc. (a)                                                         1,960
       32      Intermec, Inc. (a)                                                               323
       12      MTS Systems Corp.                                                                284
       22      Rofin-Sinar Technologies, Inc. (a)                                               322
       12      Rogers Corp. (a)                                                                 219
      133      SAIC, Inc. (a)                                                                 2,515
       18      Scansource, Inc. (a)                                                             286
       70      TiVo, Inc. (a)                                                                   496
      629      Xerox Corp.                                                                    3,258
                                                                                 -------------------
                                                                                             23,502
                                                                                 -------------------

               MATERIALS - 8.8%
      144      Air Products & Chemicals, Inc.                                                 6,660
       49      Airgas, Inc.                                                                   1,509
       78      AK Steel Holding Corp.                                                           482
       65      Albemarle Corp.                                                                1,258
      570      Alcoa, Inc.                                                                    3,551
       67      Allegheny Technologies, Inc.                                                   1,318
       17      AMCOL International Corp.                                                        205
       44      Aptargroup, Inc.                                                               1,235
       17      Arch Chemicals, Inc.                                                             306
       45      Ashland, Inc.                                                                    266
       70      Ball Corp.                                                                     2,820
       72      Bemis Co., Inc.                                                                1,337
       42      Cabot Corp.                                                                      440
       39      Calgon Carbon Corp. (a)                                                          571
       36      Carpenter Technology Corp.                                                       493
      106      Celanese Corp. - Class A                                                         905
       22      Century Aluminum Co. (a)                                                          49
       39      CF Industries Holdings, Inc.                                                   2,509
       82      Cliffs Natural Resources, Inc.                                                 1,265
       81      Commercial Metals Co.                                                            827
       22      Compass Minerals International, Inc.                                           1,149
      112      Crown Holdings, Inc. (a)                                                       2,361
       36      Cytec Industries, Inc.                                                           554
        8      Deltic Timber Corp.                                                              250
      655      Dow Chemical Co. (The)                                                         4,690
       33      Eagle Materials, Inc.                                                            629
       50      Eastman Chemical Co.                                                           1,027
      128      Ecolab, Inc.                                                                   4,068
      634      EI Du Pont de Nemours & Co.                                                   11,894
       30      Ferro Corp.                                                                       44
       55      FMC Corp.                                                                      2,224
      278      Freeport-McMoRan Copper & Gold, Inc.                                           8,457
       31      Glatfelter                                                                       193
       16      Greif, Inc. - Class A                                                            492
       42      H.B. Fuller Co.                                                                  479
       68      Huntsman Corp.                                                                   180
       57      International Flavors & Fragrances, Inc.                                       1,500
      308      International Paper Co.                                                        1,752
       10      Kaiser Aluminum Corp.                                                            220
       11      Koppers Holdings, Inc.                                                           147
       71      Louisiana-Pacific Corp.                                                          115
       48      Lubrizol Corp.                                                                 1,320
       29      Martin Marietta Materials, Inc.                                                2,220
      115      MeadWestvaco Corp.                                                             1,074
       13      Minerals Technologies, Inc.                                                      389
      381      Monsanto Co.                                                                  29,059
      109      Mosaic Co. (The)                                                               4,692
       99      Nalco Holding Co.                                                              1,126
       10      NewMarket Corp.                                                                  346
      322      Newmont Mining Corp.                                                          13,405
      207      Nucor Corp.                                                                    6,966
       44      Olin Corp.                                                                       459
       20      OM Group, Inc. (a)                                                               310
      118      Owens-Illinois, Inc. (a)                                                       1,820
       80      Packaging Corp. of America                                                       847
       89      Pactiv Corp. (a)                                                               1,409
       59      PolyOne Corp. (a)                                                                 95
      119      PPG Industries, Inc.                                                           3,696
      224      Praxair, Inc.                                                                 12,712
       46      Reliance Steel & Aluminum Co.                                                  1,094
       25      Rock-Tenn Co. - Class A                                                          690
       25      Rockwood Holdings, Inc. (a)                                                      147
       90      Rohm & Haas Co.                                                                4,686
       23      Royal Gold, Inc.                                                                 931
       84      RPM International, Inc.                                                          911
       15      Schnitzer Steel Industries, Inc.                                                 430
       16      Schulman A, Inc.                                                                 229
       29      Scotts Miracle-Gro Co. (The)                                                     810
      110      Sealed Air Corp.                                                               1,228
       32      Sensient Technologies Corp.                                                      646
       77      Sigma-Aldrich Corp.                                                            2,749
       18      Silgan Holdings, Inc.                                                            883
       53      Solutia, Inc. (a)                                                                199
       70      Sonoco Products Co.                                                            1,349
      135      Steel Dynamics, Inc.                                                           1,127
       64      Temple-Inland, Inc.                                                              304
       75      Terra Industries, Inc.                                                         1,934
       19      Texas Industries, Inc.                                                           306
       60      Titanium Metals Corp.                                                            350
       83      United States Steel Corp.                                                      1,633
        8      Valhi, Inc.                                                                      100
       65      Valspar Corp.                                                                  1,085
       66      Vulcan Materials Co.                                                           2,733
       13      Westlake Chemical Corp.                                                          162
      150      Weyerhaeuser Co.                                                               3,624
       47      Worthington Industries, Inc.                                                     385
       39      WR Grace & Co. (a)                                                               218
                                                                                 -------------------
                                                                                            183,319
                                                                                 -------------------

               UTILITIES - 12.1%
      478      AES Corp. (The) (a)                                                            3,011
       55      AGL Resources, Inc.                                                            1,526
      120      Allegheny Energy, Inc.                                                         2,837
       17      Allete, Inc.                                                                     453
       78      Alliant Energy Corp.                                                           1,804
      152      Ameren Corp.                                                                   3,615
      293      American Electric Power Co., Inc.                                              8,219
       12      American States Water Co.                                                        403
       41      American Water Works Co., Inc.                                                   761
       90      Aqua America, Inc.                                                             1,656
       61      Atmos Energy Corp.                                                             1,332
       36      Avista Corp.                                                                     515
       26      Black Hills Corp.                                                                463
       13      California Water Service Group                                                   510
      246      Calpine Corp. (a)                                                              1,385
      212      Centerpoint Energy, Inc.                                                       2,188
       11      CH Energy Group, Inc.                                                            458
       41      Cleco Corp.                                                                      841
      154      CMS Energy Corp.                                                               1,703
      199      Consolidated Edison, Inc.                                                      7,206
      128      Constellation Energy Group, Inc.                                               2,529
      409      Dominion Resources, Inc.                                                      12,344
       78      DPL, Inc.                                                                      1,568
      114      DTE Energy Co.                                                                 3,052
      883      Duke Energy Corp.                                                             11,894
      349      Dynegy, Inc. - Class A (a)                                                       454
      215      Edison International                                                           5,852
       32      El Paso Electric Co. (a)                                                         452
       24      Empire District Electric Co. (The)                                               331
       46      Energen Corp.                                                                  1,233
      133      Entergy Corp.                                                                  8,963
       92      EQT CORP.                                                                      2,829
      465      Exelon Corp.                                                                  21,957
      214      FirstEnergy Corp.                                                              9,108
      265      FPL Group, Inc.                                                               12,013
       80      Great Plains Energy, Inc.                                                      1,083
       66      Hawaiian Electric Industries, Inc.                                               915
       32      IDACORP, Inc.                                                                    779
       52      Integrys Energy Group, Inc.                                                    1,251
       34      ITC Holdings Corp.                                                             1,256
       14      Laclede Group, Inc. (The)                                                        554
      118      MDU Resources Group, Inc.                                                      1,787
       14      MGE Energy, Inc.                                                                 421
      113      Mirant Corp. (a)                                                               1,382
       48      National Fuel Gas Co.                                                          1,455
       28      New Jersey Resources Corp.                                                       982
       31      Nicor, Inc.                                                                      973
      192      NiSource, Inc.                                                                 1,680
      108      Northeast Utilities                                                            2,366
       19      Northwest Natural Gas Co.                                                        778
       24      NorthWestern Corp.                                                               492
      168      NRG Energy, Inc. (a)                                                           3,175
       73      NSTAR                                                                          2,348
      165      NV Energy, Inc.                                                                1,530
       63      OGE Energy Corp.                                                               1,381
       71      Oneok, Inc.                                                                    1,586
       12      Ormat Technologies, Inc.                                                         308
      158      Pepco Holdings, Inc.                                                           2,370
      264      PG&E Corp.                                                                    10,090
       47      Piedmont Natural Gas Co., Inc.                                                 1,135
       70      Pinnacle West Capital Corp.                                                    1,838
       47      PNM Resources, Inc.                                                              361
       43      Portland General Electric Co.                                                    706
      272      PPL Corp.                                                                      7,586
      191      Progress Energy, Inc.                                                          6,765
      359      Public Service Enterprise Group, Inc.                                          9,797
      124      Questar Corp.                                                                  3,575
      244      Reliant Energy, Inc. (a)                                                         844
       74      SCANA Corp.                                                                    2,230
      163      Sempra Energy                                                                  6,776
        9      SJW Corp.                                                                        207
       20      South Jersey Industries, Inc.                                                    721
      541      Southern Co.                                                                  16,398
       29      Southwest Gas Corp.                                                              565
      143      TECO Energy, Inc.                                                              1,371
       72      UGI Corp.                                                                      1,727
       16      UIL Holdings Corp.                                                               328
       23      Unisource Energy Corp.                                                           578
       52      Vectren Corp.                                                                  1,085
       70      Westar Energy, Inc.                                                            1,183
       34      WGL Holdings, Inc.                                                             1,032
       82      Wisconsin Energy Corp.                                                         3,265
      327      Xcel Energy, Inc.                                                              5,801
                                                                                 -------------------
                                                                                            252,281
                                                                                 -------------------

               TOTAL COMMON STOCK - 98.3%
               (Cost $3,643,535)                                                          2,045,956
                                                                                 -------------------

               EXCHANGE-TRADED FUNDS - 1.6%
      445      SPDR Trust Series 1
               (Cost $37,424)                                                                32,899
                                                                                 -------------------

               TOTAL INVESTMENTS - 99.9%
               (Cost $3,680,959)                                                          2,078,855
               Other Assets in Excess of Liabilities   - 0.1%                                 1,082
                                                                                 -------------------
               NET ASSETS - 100.0%                                                      $ 2,079,937
                                                                                 ===================


Ltd. -   Limited
NV -     Legal Entity
REIT -   Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                             Country Allocation*
--------------------------------------------------------------------------------
United States                                                            96.1%
Netherlands Antilles                                                      1.5%
Switzerland                                                               1.1%
Bermuda                                                                   0.9%
Canada                                                                    0.2%
Panama                                                                    0.1%
Netherlands                                                               0.1%
Cayman Islands                                                            0.0%**
--------------------------------------------------------------------------------
*  Subject to change daily.  Based on total investments.
** Less than 0.1%

See previously submitted notes to financial statements for the year ended November 30, 2008.

Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                           SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                                        $ 2,079                     $ -                    $ 2,079
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $ 2,079                     $ -                    $ 2,079
                                                 ======================    ====================    =======================

Liabilities:
Level 1                                                        $     -                     $ -                    $     -
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $     -                     $ -                    $     -
                                                 ======================    ====================    =======================


LEVEL 3 HOLDINGS                                      SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
Beginning Balance at 11/30/08                                  $     -                     $ -                    $     -
Total Realized Gain/Loss                                             -                       -                          -
Change in Unrealized Gain/Loss                                       -                       -                          -
Net Purchases and Sales                                              -                       -                          -
Net Transfers In/Out                                                 -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Ending Balance at 2/28/09                                      $     -                     $ -                    $     -
                                                 ======================    ====================    =======================

MZO | CLAYMORE/MORNINGSTAR SERVICES SUPER SECTOR INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

        NUMBER
     OF SHARES    DESCRIPTION                                                                     VALUE
--------------------------------------------------------------------------------------------------------
                  COMMON STOCKS  - 99.6%
                  CONSUMER DISCRETIONARY - 13.3%
            29    99 Cents Only Stores (a)                                                   $      239
            25    Aaron Rents, Inc.                                                                 601
            47    Abercrombie & Fitch Co. - Class A                                               1,033
            58    Advance Auto Parts, Inc.                                                        2,218
            42    Aeropostale, Inc. (a)                                                             974
           173    Amazon.com, Inc. (a)                                                           11,209
           102    American Eagle Outfitters, Inc.                                                   996
             7    American Public Education, Inc. (a)                                               261
            13    Ameristar Casinos, Inc.                                                           128
            38    AnnTaylor Stores Corp. (a)                                                        250
            75    Apollo Group, Inc. - Class A (a)                                                5,438
            16    Arbitron, Inc.                                                                    207
            62    AutoNation, Inc. (a)                                                              619
            19    Autozone, Inc. (a)                                                              2,702
            26    Bally Technologies, Inc. (a)                                                      484
            29    Barnes & Noble, Inc.                                                              520
            13    Bebe Stores, Inc.                                                                  67
           150    Bed Bath & Beyond, Inc. (a)                                                     3,195
           187    Best Buy Co., Inc.                                                              5,389
            46    Big Lots, Inc. (a)                                                                713
            20    Bob Evans Farms, Inc.                                                             369
            31    Boyd Gaming Corp.                                                                 132
            62    Brinker International, Inc.                                                       682
            12    Buckle, Inc. (The)                                                                285
            53    Burger King Holdings, Inc.                                                      1,139
            24    Cabela's, Inc. (a)                                                                202
             6    Capella Education Co. (a)                                                         333
            51    Career Education Corp. (a)                                                      1,258
           117    Carmax, Inc. (a)                                                                1,103
           232    Carnival Corp. (Panama)                                                         4,538
            18    CEC Entertainment, Inc. (a)                                                       420
            65    Centex Corp.                                                                      404
            37    Cheesecake Factory, Inc. (a)                                                      301
            95    Chico's FAS, Inc. (a)                                                             430
            13    Children's Place Retail Stores, Inc. (The) (a)                                    238
             8    Chipotle Mexican Grill, Inc. - Class A (a)                                        437
            10    Chipotle Mexican Grill, Inc. - Class B (a)                                        502
            20    Choice Hotels International, Inc.                                                 495
            14    Coinstar, Inc. (a)                                                                366
            36    Collective Brands, Inc. (a)                                                       373
            47    Corinthian Colleges, Inc. (a)                                                     926
            14    Cracker Barrel Old Country Store, Inc.                                            313
            70    Darden Restaurants, Inc.                                                        1,900
            33    DeVry, Inc.                                                                     1,714
            46    Dick's Sporting Goods, Inc. (a)                                                   568
            53    Dollar Tree, Inc. (a)                                                           2,057
           148    DR Horton, Inc.                                                                 1,251
            25    Dress Barn, Inc. (a)                                                              248
           115    Expedia, Inc. (a)                                                                 917
            78    Family Dollar Stores, Inc.                                                      2,140
            85    Foot Locker, Inc.                                                                 706
            84    GameStop Corp. - Class A (a)                                                    2,261
           298    Gap, Inc. (The)                                                                 3,215
            22    Gaylord Entertainment Co. (a)                                                     144
            92    Genuine Parts Co.                                                               2,589
            18    Gymboree Corp. (a)                                                                463
           190    H&R Block, Inc.                                                                 3,629
            52    Hanesbrands, Inc. (a)                                                             364
            16    Helen of Troy Ltd. (Bermuda) (a)                                                  161
            17    Hibbett Sports, Inc. (a)                                                          238
           921    Home Depot, Inc.                                                               19,240
            19    Interactive Data Corp.                                                            430
           173    International Game Technology                                                   1,526
           254    Interpublic Group of Cos., Inc. (a)                                               968
            22    ITT Educational Services, Inc. (a)                                              2,497
            33    J Crew Group, Inc. (a)                                                            372
            34    Jack in the Box, Inc. (a)                                                         661
           107    JC Penney Co., Inc.                                                             1,640
            42    KB Home                                                                           374
           164    Kohl's Corp. (a)                                                                5,763
            38    Lamar Advertising Co. - Class A (a)                                               263
           161    Las Vegas Sands Corp. (a)                                                         367
            68    Lennar Corp. - Class A                                                            454
             6    Lennar Corp. - Class B                                                             30
           169    Limited Brands, Inc.                                                            1,300
           792    Lowe's Cos., Inc.                                                              12,545
           238    Macy's, Inc.                                                                    1,873
           176    Marriott International, Inc. - Class A                                          2,492
           604    McDonald's Corp.                                                               31,559
            19    MDC Holdings, Inc.                                                                479
            27    Men's Wearhouse, Inc.                                                             288
            57    MGM Mirage (a)                                                                    200
            28    NetFlix, Inc. (a)                                                               1,012
            98    Nordstrom, Inc.                                                                 1,320
             3    NVR, Inc. (a)                                                                     998
           151    Office Depot, Inc. (a)                                                            159
            40    OfficeMax, Inc.                                                                   153
           162    Omnicom Group, Inc.                                                             3,893
            75    O'Reilly Automotive, Inc. (a)                                                   2,502
            17    Panera Bread Co. - Class A (a)                                                    749
            12    Papa John's International, Inc. (a)                                               266
            41    Penn National Gaming, Inc. (a)                                                    783
            22    Penske Auto Group, Inc.                                                           125
            74    PetSmart, Inc.                                                                  1,483
            14    PF Chang's China Bistro, Inc. (a)                                                 276
            23    priceline.com, Inc. (a)                                                         1,952
           114    Pulte Homes, Inc.                                                               1,047
            74    RadioShack Corp.                                                                  542
            25    Regis Corp.                                                                       315
            38    Rent-A-Center, Inc. (a)                                                           666
            75    Ross Stores, Inc.                                                               2,214
            77    Royal Caribbean Cruises, Ltd. (Liberia)                                           462
            23    Ryland Group, Inc.                                                                325
            66    Saks, Inc. (a)                                                                    160
            46    Sally Beauty Holdings, Inc. (a)                                                   178
            38    Scientific Games Corp. - Class A (a)                                              402
            34    Sears Holdings Corp. (a)                                                        1,250
           160    Service Corp. International                                                       541
            36    Sonic Corp. (a)                                                                   324
            36    Sotheby's                                                                         242
           395    Staples, Inc.                                                                   6,300
           410    Starbucks Corp. (a)                                                             3,752
            98    Starwood Hotels & Resorts Worldwide, Inc.                                       1,136
            51    Stewart Enterprises, Inc. - Class A                                               118
             8    Strayer Education, Inc.                                                         1,358
             6    Systemax, Inc.                                                                     56
           384    Target Corp.                                                                   10,871
            43    Tempur-Pedic International, Inc.                                                  264
            30    Texas Roadhouse, Inc. - Class A (a)                                               246
           238    TJX Cos., Inc.                                                                  5,300
            73    Toll Brothers, Inc. (a)                                                         1,157
            19    Tractor Supply Co. (a)                                                            594
            16    Ulta Salon Cosmetics & Fragrance, Inc. (a)                                         90
             8    Unifirst Corp.                                                                    192
            64    Urban Outfitters, Inc. (a)                                                      1,065
            17    Vail Resorts, Inc. (a)                                                            321
            20    Weight Watchers International, Inc.                                               362
            48    Williams-Sonoma, Inc.                                                             419
            24    WMS Industries, Inc. (a)                                                          435
            99    Wyndham Worldwide Corp.                                                           365
            34    Wynn Resorts, Ltd. (a)                                                            712
           247    Yum! Brands, Inc.                                                               6,491
                                                                                        ----------------
                                                                                                228,318
                                                                                        ----------------
                  CONSUMER STAPLES - 7.9%
            35    BJ's Wholesale Club, Inc. (a)                                                   1,046
            27    Casey's General Stores, Inc.                                                      538
             8    Chattem, Inc. (a)                                                                 507
           242    Costco Wholesale Corp.                                                         10,246
           798    CVS Caremark Corp.                                                             20,541
            19    Great Atlantic & Pacific Tea Co. (a)                                               77
           326    Kroger Co. (The)                                                                6,738
             7    Nash Finch Co.                                                                    244
            33    NBTY, Inc. (a)                                                                    491
            28    Nu Skin Enterprises, Inc. - Class A                                               263
             7    Pricesmart, Inc.                                                                  117
            24    Ruddick Corp.                                                                     520
           244    Safeway, Inc.                                                                   4,514
            12    Spartan Stores, Inc.                                                              184
           118    SUPERVALU, Inc.                                                                 1,842
           337    SYSCO Corp.                                                                     7,246
            21    United Natural Foods, Inc. (a)                                                    312
           553    Walgreen Co.                                                                   13,195
         1,321    Wal-Mart Stores, Inc.                                                          65,046
             6    Weis Markets, Inc.                                                                167
            76    Whole Foods Market, Inc.                                                          923
            29    Winn-Dixie Stores, Inc. (a)                                                       280
                                                                                        ----------------
                                                                                                135,037
                                                                                        ----------------
                  ENERGY - 0.1%
            20    General Maritime Corp. (Marshall Islands)                                         184
            13    Hornbeck Offshore Services, Inc. (a)                                              170
            27    IHS, Inc. - Class A (a)                                                         1,100
            16    Overseas Shipholding Group, Inc.                                                  412
            26    Ship Finance International, Ltd. (Bermuda)                                        222
                                                                                        ----------------
                                                                                                  2,088
                                                                                        ----------------
                  FINANCIALS - 26.2%
            16    Acadia Realty Trust - REIT                                                        161
           187    ACE, Ltd. (Switzerland)                                                         6,827
            23    Affiliated Managers Group, Inc. (a)                                               827
           249    Aflac, Inc.                                                                     4,173
             1    Alexander's, Inc. - REIT                                                          140
            18    Alexandria Real Estate Equities, Inc. - REIT                                      719
             3    Alleghany Corp. (a)                                                               788
            20    Allied World Assurance Co. Holdings, Ltd. (Bermuda)                               768
           303    Allstate Corp. (The)                                                            5,099
            54    AMB Property Corp. - REIT                                                         643
           160    AMBAC Financial Group, Inc.                                                        94
            22    American Campus Communities, Inc. - REIT                                          377
           571    American Express Co.                                                            6,886
            38    American Financial Group, Inc.                                                    591
         1,307    American International Group, Inc.                                                549
             9    American National Insurance Co.                                                   381
            64    AmeriCredit Corp. (a)                                                             246
           130    Ameriprise Financial, Inc.                                                      2,072
            14    Amtrust Financial Services, Inc.                                                  117
           292    Annaly Capital Management, Inc. - REIT                                          4,059
           137    AON Corp.                                                                       5,239
            62    Apartment Investment & Management Co. - Class A - REIT                            324
            30    Arch Capital Group, Ltd. (Bermuda) (a)                                          1,620
            19    Argo Group International Holdings, Ltd. (Bermuda) (a)                             538
            54    Arthur J Gallagher & Co.                                                          857
            41    Aspen Insurance Holdings, Ltd. (Bermuda)                                          893
            65    Associated Banc-Corp.                                                             940
            55    Assurant, Inc.                                                                  1,122
            34    Assured Guaranty, Ltd. (Bermuda)                                                  150
            48    Astoria Financial Corp.                                                           343
            44    AvalonBay Communities, Inc. - REIT                                              1,866
            77    Axis Capital Holdings, Ltd. (Bermuda)                                           1,723
             4    Bancfirst Corp.                                                                   140
            42    Bancorpsouth, Inc.                                                                782
            27    Bank Mutual Corp.                                                                 228
         3,327    Bank of America Corp.                                                          13,142
            27    Bank of Hawaii Corp.                                                              865
           637    Bank of New York Mellon Corp. (The)                                            14,122
           309    BB&T Corp.                                                                      4,984
            22    Beneficial Mutual Bancorp, Inc. (a)                                               198
            36    BioMed Realty Trust, Inc. - REIT                                                  307
            11    BlackRock, Inc.                                                                 1,065
            12    BOK Financial Corp.                                                               361
            65    Boston Properties, Inc. - REIT                                                  2,411
            47    Brandywine Realty Trust - REIT                                                    222
            28    BRE Properties, Inc. - REIT                                                       530
            33    Brookline Bancorp, Inc.                                                           290
            62    Brown & Brown, Inc.                                                             1,046
            31    Camden Property Trust - REIT                                                      582
           220    Capital One Financial Corp.                                                     2,651
           126    CapitalSource, Inc.                                                               236
            12    Capitol Federal Financial                                                         444
            33    Capstead Mortgage Corp. - REIT                                                    331
            16    Cash America International, Inc.                                                  230
            24    Cathay General Bancorp                                                            233
           110    CB Richard Ellis Group, Inc. - Class A (a)                                        318
            35    CBL & Associates Properties, Inc. - REIT                                          109
           527    Charles Schwab Corp. (The)                                                      6,698
            12    Chemical Financial Corp.                                                          229
           190    Chubb Corp.                                                                     7,418
            88    Cincinnati Financial Corp.                                                      1,808
           157    CIT Group, Inc.                                                                   385
         2,960    Citigroup, Inc.                                                                 4,440
             9    City Holding Co.                                                                  236
            22    City National Corp.                                                               706
            38    CME Group, Inc.                                                                 6,931
            16    CNA Financial Corp.                                                               127
             9    CNA Surety Corp. (a)                                                              131
             9    Cohen & Steers, Inc.                                                               81
           113    Colonial BancGroup, Inc. (The)                                                     51
            25    Colonial Properties Trust - REIT                                                   95
            85    Comerica, Inc.                                                                  1,276
            34    Commerce Bancshares, Inc.                                                       1,181
            16    Community Bank System, Inc.                                                       274
             8    Community Trust Bancorp, Inc.                                                     207
            25    Corporate Office Properties Trust - REIT                                          625
            22    Cousins Properties, Inc. - REIT                                                   156
            32    Cullen/Frost Bankers, Inc.                                                      1,377
            36    CVB Financial Corp.                                                               253
            91    DCT Industrial Trust, Inc. - REIT                                                 266
            24    Delphi Financial Group, Inc. - Class A                                            260
            67    Developers Diversified Realty Corp. - REIT                                        198
            52    DiamondRock Hospitality Co. - REIT                                                161
            37    Digital Realty Trust, Inc. - REIT                                               1,106
           269    Discover Financial Services                                                     1,541
            61    Douglas Emmett, Inc. - REIT                                                       459
            91    Duke Realty Corp. - REIT                                                          628
           232    E*Trade Financial Corp. (a)                                                       186
            31    East West Bancorp, Inc.                                                           220
            13    EastGroup Properties, Inc. - REIT                                                 320
            68    Eaton Vance Corp.                                                               1,176
            29    Employers Holdings, Inc.                                                          278
            32    Endurance Specialty Holdings, Ltd. (Bermuda)                                      716
            14    Entertainment Properties Trust - REIT                                             209
            12    Equity Lifestyle Properties, Inc. - REIT                                          400
            20    Equity One, Inc. - REIT                                                           224
           149    Equity Residential - REIT                                                       2,622
            18    Erie Indemnity Co. - Class A                                                      541
            14    Essex Property Trust, Inc. - REIT                                                 762
            35    Everest Re Group, Ltd. (Bermuda)                                                2,279
            35    Extra Space Storage, Inc. - REIT                                                  219
            21    Ezcorp, Inc. - Class A (a)                                                        216
             7    FBL Financial Group, Inc. - Class A                                                21
            31    Federal Realty Investment Trust - REIT                                          1,275
            54    Federated Investors, Inc. - Class B                                             1,018
           118    Fidelity National Financial, Inc. - Class A                                     1,955
           296    Fifth Third Bancorp                                                               625
            15    Financial Federal Corp.                                                           285
            47    First American Corp.                                                            1,089
            16    First Busey Corp.                                                                 112
            36    First Commonwealth Financial Corp.                                                294
            21    First Financial Bancorp                                                           161
            10    First Financial Bankshares, Inc.                                                  430
           108    First Horizon National Corp.                                                      990
            25    First Industrial Realty Trust, Inc. - REIT                                         55
            27    First Midwest Bancorp, Inc.                                                       203
            58    First Niagara Financial Group, Inc.                                               674
            41    FirstMerit Corp.                                                                  603
            48    FNB Corp.                                                                         301
            35    Forest City Enterprises, Inc. - Class A                                           175
            91    Franklin Resources, Inc.                                                        4,168
            35    Franklin Street Properties Corp. - REIT                                           371
            94    Fulton Financial Corp.                                                            585
           241    Genworth Financial, Inc. - Class A                                                292
            28    Glacier Bancorp, Inc.                                                             431
           111    GLG Partners, Inc.                                                                241
           217    Goldman Sachs Group, Inc. (The)                                                19,764
             6    Greenhill & Co., Inc.                                                             388
            15    Hancock Holding Co.                                                               425
            28    Hanover Insurance Group, Inc. (The)                                               985
             8    Harleysville Group, Inc.                                                          238
           169    Hartford Financial Services Group, Inc.                                         1,031
            20    Hatteras Financial Corp. - REIT                                                   477
            61    HCC Insurance Holdings, Inc.                                                    1,339
           140    HCP, Inc. - REIT                                                                2,558
            57    Health Care REIT, Inc. - REIT                                                   1,754
            26    Healthcare Realty Trust, Inc. - REIT                                              377
            31    Highwoods Properties, Inc. - REIT                                                 586
            26    Hilltop Holdings, Inc. (a)                                                        283
             9    Home Bancshares, Inc.                                                             165
            18    Home Properties, Inc. - REIT                                                      478
            51    Hospitality Properties Trust - REIT                                               581
           286    Host Hotels & Resorts, Inc. - REIT                                              1,058
           114    HRPT Properties Trust - REIT                                                      368
           275    Hudson City Bancorp, Inc.                                                       2,852
           200    Huntington Bancshares, Inc.                                                       292
             6    IBERIABANK Corp.                                                                  259
            11    Infinity Property & Casualty Corp.                                                391
            32    Inland Real Estate Corp. - REIT                                                   250
            24    Interactive Brokers Group, Inc. - Class A (a)                                     337
            41    IntercontinentalExchange, Inc. (a)                                              2,328
            29    International Bancshares Corp.                                                    290
            24    Investment Technology Group, Inc. (a)                                             467
            25    Investors Bancorp, Inc. (a)                                                       179
            33    Investors Real Estate, Inc. - REIT                                                302
            26    IPC Holdings, Ltd. (Bermuda)                                                      661
            94    Janus Capital Group, Inc.                                                         415
            59    Jefferies Group, Inc.                                                             584
            20    Jones Lang LaSalle, Inc.                                                          398
         2,020    JPMorgan Chase & Co.                                                           46,157
            16    KBW, Inc. (a)                                                                     227
            12    Kearny Financial Corp.                                                            119
           277    Keycorp                                                                         1,942
            18    Kilroy Realty Corp. - REIT                                                        335
           119    Kimco Realty Corp. - REIT                                                       1,053
            57    Knight Capital Group, Inc. - Class A (a)                                        1,003
            22    LaSalle Hotel Properties - REIT                                                   117
            79    Legg Mason, Inc.                                                                1,014
            34    Lexington Realty Trust - REIT                                                     109
            50    Liberty Property Trust - REIT                                                     914
           147    Lincoln National Corp.                                                          1,263
           199    Loews Corp.                                                                     3,950
            42    M&T Bank Corp.                                                                  1,537
            39    Macerich Co. (The) - REIT                                                         445
            37    Mack-Cali Realty Corp. - REIT                                                     632
             6    Markel Corp. (a)                                                                1,595
           286    Marsh & McLennan Cos., Inc.                                                     5,128
           143    Marshall & Ilsley Corp.                                                           655
            28    Max Capital Group Ltd. (Bermuda)                                                  462
            20    MB Financial, Inc.                                                                260
           130    MBIA, Inc.                                                                        356
            27    Medical Properties Trust, Inc. - REIT                                              94
            14    Mercury General Corp.                                                             377
           284    MetLife, Inc.                                                                   5,243
            53    MF Global, Ltd. (Bermuda) (a)                                                     230
           128    MFA Financial, Inc. - REIT                                                        735
            67    MGIC Investment Corp.                                                             153
            14    Mid-America Apartment Communities, Inc. - REIT                                    362
           117    Moody's Corp.                                                                   2,100
           544    Morgan Stanley                                                                 10,630
            90    Nasdaq OMX Group (The) (a)                                                      1,881
            14    National Health Investors, Inc. - REIT                                            334
            39    National Penn Bancshares, Inc.                                                    289
            36    National Retail Properties, Inc. - REIT                                           517
            60    Nationwide Health Properties, Inc. - REIT                                       1,216
             7    Navigators Group, Inc. (a)                                                        366
            19    NBT Bancorp, Inc.                                                                 373
           192    New York Community Bancorp, Inc.                                                1,891
            57    NewAlliance Bancshares, Inc.                                                      651
           125    Northern Trust Corp.                                                            6,944
            11    Northwest Bancorp, Inc.                                                           167
           125    NYSE Euronext                                                                   2,110
            15    Odyssey Re Holdings Corp.                                                         697
            36    Old National Bancorp                                                              420
           126    Old Republic International Corp.                                                1,144
            36    Omega Healthcare Investors, Inc. - REIT                                           473
            25    optionsXpress Holdings, Inc.                                                      247
            25    Pacific Capital Bancorp NA                                                        181
            15    PacWest Bancorp                                                                   205
             6    Park National Corp                                                                290
            31    PartnerRe, Ltd. (Bermuda)                                                       1,919
            20    Pennsylvania Real Estate Investment Trust - REIT                                   61
            93    People's United Financial, Inc.                                                 1,619
            29    PHH, Corp. (a)                                                                    279
            59    Phoenix Cos., Inc.                                                                 28
             7    Pico Holdings, Inc. (a)                                                           153
            13    Pinnacle Financial Partners, Inc. (a)                                             258
            10    Piper Jaffray Cos. (a)                                                            220
            31    Platinum Underwriters Holdings, Ltd. (Bermuda)                                    869
           209    PNC Financial Services Group, Inc.                                              5,714
             9    Portfolio Recovery Associates, Inc. (a)                                           203
            23    Post Properties, Inc. - REIT                                                      222
            21    Potlatch Corp. - REIT                                                             478
           134    Principal Financial Group, Inc.                                                 1,071
            12    PrivateBancorp, Inc.                                                              150
            17    ProAssurance Corp. (a)                                                            812
           355    Progressive Corp. (The)                                                         4,107
           148    Prologis - REIT                                                                   857
            24    Prosperity Bancshares, Inc.                                                       612
            38    Protective Life Corp.                                                             144
            34    Provident Financial Services, Inc.                                                318
           238    Prudential Financial, Inc.                                                      3,906
             9    PS Business Parks, Inc. - REIT                                                    310
            72    Public Storage - REIT                                                           3,995
            52    Raymond James Financial, Inc.                                                     726
            55    Realty Income Corp. - REIT                                                        964
            15    Redwood Trust, Inc. - REIT                                                        203
            38    Regency Centers Corp. - REIT                                                    1,025
           390    Regions Financial Corp.                                                         1,334
            35    Reinsurance Group of America, Inc.                                                952
            36    RenaissanceRe Holdings, Ltd. (Bermuda)                                          1,621
            17    Riskmetrics Group, Inc. (a)                                                       187
            11    RLI Corp.                                                                         539
            14    S&T Bancorp, Inc.                                                                 318
             9    Safety Insurance Group, Inc.                                                      281
             6    Saul Centers, Inc. - REIT                                                         155
            78    SEI Investments Co.                                                               924
            30    Selective Insurance Group                                                         361
            66    Senior Housing Properties Trust - REIT                                            833
            16    Signature Bank (a)                                                                400
           124    Simon Property Group, Inc. - REIT                                               4,104
            32    SL Green Realty Corp. - REIT                                                      372
           262    SLM Corp. (a)                                                                   1,205
            11    Sovran Self Storage, Inc. - REIT                                                  233
            51    St. Joe Co. (The) (a)                                                             938
            29    StanCorp Financial Group, Inc.                                                    522
             8    State Auto Financial Corp.                                                        134
           242    State Street Corp.                                                              6,115
            40    Sterling Bancshares, Inc.                                                         218
            28    Sterling Financial Corp.                                                           38
            10    Stifel Financial Corp. (a)                                                        329
             2    Student Loan Corp. (The)                                                           75
           195    SunTrust Banks, Inc.                                                            2,346
            47    Susquehanna Bancshares, Inc.                                                      412
            19    SVB Financial Group (a)                                                           311
            15    SWS Group, Inc.                                                                   204
           152    Synovus Financial Corp.                                                           529
           145    T Rowe Price Group, Inc.                                                        3,297
            17    Tanger Factory Outlet Centers - REIT                                              469
            29    Taubman Centers, Inc. - REIT                                                      454
            67    TCF Financial Corp.                                                               821
           131    TD Ameritrade Holding Corp. (a)                                                 1,555
            55    TFS Financial Corp.                                                               642
            24    Thinkorswim Group, Inc. (a)                                                       189
            52    Torchmark Corp.                                                                 1,071
            14    TowneBank                                                                         187
            14    Transatlantic Holdings, Inc.                                                      421
           314    Travelers Cos., Inc. (The)                                                     11,351
            40    Trustco Bank Corp.                                                                242
            28    Trustmark Corp.                                                                   498
            54    UCBH Holdings, Inc.                                                                86
            79    UDR, Inc. - REIT                                                                  625
            17    UMB Financial Corp.                                                               645
            34    Umpqua Holdings Corp.                                                             289
            24    United Bankshares, Inc.                                                           370
            26    United Community Banks, Inc.                                                       90
            12    United Fire & Casualty Co.                                                        204
            26    Unitrin, Inc.                                                                     280
           197    Unum Group                                                                      2,005
           962    US Bancorp                                                                     13,766
            18    Validus Holdings, Ltd. (Bermuda)                                                  431
            69    Valley National Bancorp                                                           789
            77    Ventas, Inc. - REIT                                                             1,661
            82    Vornado Realty Trust - REIT                                                     2,684
            46    Waddell & Reed Financial, Inc. - Class A                                          650
            47    Washington Federal, Inc.                                                          535
            25    Washington Real Estate Investment Trust - REIT                                    429
            30    Webster Financial Corp.                                                           116
            43    Weingarten Realty Investors  - REIT                                               485
         2,135    Wells Fargo & Co.                                                              25,834
            14    WesBanco, Inc.                                                                    248
            16    Westamerica Bancorporation                                                        638
             4    White Mountains Insurance Group, Ltd. (Bermuda) (a)                               792
            36    Whitney Holding Corp.                                                             398
            37    Wilmington Trust Corp.                                                            333
            13    Wintrust Financial Corp.                                                          162
            79    WR Berkley Corp.                                                                1,644
           175    XL Capital, Ltd. - Class A (Cayman Islands)                                       579
            20    Zenith National Insurance Corp.                                                   440
            59    Zions Bancorporation                                                              553
                                                                                        ----------------
                                                                                                451,609
                                                                                        ----------------
                  HEALTH CARE - 37.0%
           836    Abbott Laboratories                                                            39,576
            19    ABIOMED, Inc. (a)                                                                 129
             5    Abraxis Bioscience, Inc. (a)                                                      293
            20    Acorda Therapeutics, Inc. (a)                                                     440
           264    Aetna, Inc.                                                                     6,302
            40    Alexion Pharmaceuticals, Inc. (a)                                               1,368
            32    Align Technology, Inc. (a)                                                        219
            55    Alkermes, Inc. (a)                                                                554
           173    Allergan, Inc.                                                                  6,702
            16    Alnylam Pharmaceuticals, Inc. (a)                                                 295
             9    AMAG Pharmaceuticals, Inc. (a)                                                    243
            14    Amedisys, Inc. (a)                                                                458
            40    American Medical Systems Holdings, Inc. (a)                                       414
            28    AMERIGROUP Corp. (a)                                                              694
            92    AmerisourceBergen Corp.                                                         2,922
           574    Amgen, Inc. (a)                                                                28,086
            16    Amsurg Corp. (a)                                                                  250
            71    Amylin Pharmaceuticals, Inc. (a)                                                  648
             8    Analogic Corp.                                                                    226
            12    athenahealth, Inc. (a)                                                            306
            17    Auxilium Pharmaceuticals, Inc. (a)                                                467
           333    Baxter International, Inc.                                                     16,953
            34    Beckman Coulter, Inc.                                                           1,525
           129    Becton Dickinson & Co.                                                          7,984
           167    Biogen Idec, Inc. (a)                                                           7,689
            52    BioMarin Pharmaceutical, Inc. (a)                                                 624
            10    Bio-Rad Laboratories, Inc. - Class A (a)                                          557
           830    Boston Scientific Corp. (a)                                                     5,827
         1,067    Bristol-Myers Squibb Co.                                                       19,643
            28    Brookdale Senior Living, Inc.                                                     102
            28    Bruker Corp. (a)                                                                  118
           202    Cardinal Health, Inc.                                                           6,555
            13    CardioNet, Inc. (a)                                                               325
            18    Catalyst Health Solutions, Inc. (a)                                               379
            42    Celera Corp. (a)                                                                  270
           255    Celgene Corp. (a)                                                              11,406
            24    Centene Corp. (a)                                                                 408
            36    Cephalon, Inc. (a)                                                              2,361
            30    Cepheid, Inc. (a)                                                                 200
            36    Charles River Laboratories International, Inc. (a)                                893
            14    Chemed Corp.                                                                      557
           156    Cigna Corp.                                                                     2,459
            52    Community Health Systems, Inc. (a)                                                851
            15    Conmed Corp. (a)                                                                  204
            24    Cooper Cos., Inc. (The)                                                           528
            35    Covance, Inc. (a)                                                               1,329
            85    Coventry Health Care, Inc. (a)                                                    979
           276    Covidien, Ltd. (Bermuda)                                                        8,741
            57    CR Bard, Inc.                                                                   4,575
            30    Cubist Pharmaceuticals, Inc. (a)                                                  426
            32    CV Therapeutics, Inc. (a)                                                         512
            57    DaVita, Inc. (a)                                                                2,674
            77    Dentsply International, Inc.                                                    1,780
            10    Dionex Corp. (a)                                                                  468
            32    Edwards Lifesciences Corp. (a)                                                  1,780
           524    Eli Lilly & Co.                                                                15,395
            13    Emeritus Corp. (a)                                                                 87
            60    Endo Pharmaceuticals Holdings, Inc. (a)                                         1,139
            35    ev3, Inc. (a)                                                                     206
           117    Express Scripts, Inc. (a)                                                       5,885
           171    Forest Laboratories, Inc. (a)                                                   3,666
           251    Genentech, Inc. (a)                                                            21,473
             8    Genomic Health, Inc. (a)                                                          157
            28    Gen-Probe, Inc. (a)                                                             1,136
            16    Gentiva Health Services, Inc. (a)                                                 277
           151    Genzyme Corp. (a)                                                               9,200
           492    Gilead Sciences, Inc. (a)                                                      22,042
            13    Greatbatch, Inc. (a)                                                              253
            14    Haemonetics Corp. (a)                                                             747
           131    Health Management Associates, Inc. - Class A (a)                                  282
            61    Health Net, Inc. (a)                                                              805
            43    Healthsouth Corp. (a)                                                             338
            24    Healthspring, Inc. (a)                                                            194
            48    Henry Schein, Inc. (a)                                                          1,761
            32    Hill-Rom Holdings, Inc.                                                           314
            55    HLTH Corp. (a)                                                                    601
            14    HMS Holdings Corp. (a)                                                            425
           140    Hologic, Inc. (a)                                                               1,585
            85    Hospira, Inc. (a)                                                               1,972
            73    Human Genome Sciences, Inc. (a)                                                   138
            95    Humana, Inc. (a)                                                                2,249
            34    Idexx Laboratories, Inc. (a)                                                    1,023
            66    Illumina, Inc. (a)                                                              2,068
            37    Immucor, Inc. (a)                                                                 830
           106    IMS Health, Inc.                                                                1,327
            10    Integra LifeSciences Holdings Corp. (a)                                           261
            14    InterMune, Inc. (a)                                                               211
            22    Intuitive Surgical, Inc. (a)                                                    2,001
            17    Invacare Corp.                                                                    273
            40    Inverness Medical Innovations, Inc. (a)                                           899
            45    Isis Pharmaceuticals, Inc. (a)                                                    579
         1,513    Johnson & Johnson                                                              75,650
            18    Kindred Healthcare, Inc. (a)                                                      259
            29    Kinetic Concepts, Inc. (a)                                                        632
           131    King Pharmaceuticals, Inc. (a)                                                    962
            20    KV Pharmaceutical Co. - Class A (a)                                                14
            63    Laboratory Corp. of America Holdings (a)                                        3,466
             5    Landauer, Inc.                                                                    250
             8    LHC Group, Inc. (a)                                                               159
            31    LifePoint Hosipitals, Inc. (a)                                                    652
            96    Life Technologies Corp. (a)                                                     2,798
            46    Lincare Holdings, Inc. (a)                                                        969
            22    Luminex Corp. (a)                                                                 365
            21    Magellan Health Services, Inc. (a)                                                696
            17    Martek Biosciences Corp.                                                          318
            23    Masimo Corp. (a)                                                                  575
           159    McKesson Corp.                                                                  6,522
            70    Medarex, Inc. (a)                                                                 274
           267    Medco Health Solutions, Inc. (a)                                               10,835
            28    Medicines Co. (The) (a)                                                           344
            30    Medicis Pharmaceutical Corp. - Class A                                            338
            26    Mednax, Inc. (a)                                                                  770
           610    Medtronic, Inc.                                                                18,050
         1,145    Merck & Co., Inc.                                                              27,709
            20    Meridian Bioscience, Inc.                                                         401
            16    Merit Medical Systems, Inc. (a)                                                   178
            29    Millipore Corp. (a)                                                             1,597
             8    Molina Healthcare, Inc. (a)                                                       150
           166    Mylan, Inc. (a)                                                                 2,063
            23    Myriad Genetics, Inc. (a)                                                       1,814
            52    Nektar Therapeutics (a)                                                           233
            19    NuVasive, Inc. (a)                                                                539
            66    Omnicare, Inc.                                                                  1,711
            30    Onyx Pharmaceuticals, Inc. (a)                                                    900
            31    OSI Pharmaceuticals, Inc. (a)                                                   1,057
            22    Owens & Minor, Inc.                                                               742
            30    Parexel International Corp. (a)                                                   275
            56    Patterson Cos., Inc. (a)                                                        1,012
            82    PDL BioPharma, Inc.                                                               481
            67    PerkinElmer, Inc.                                                                 863
            42    Perrigo Co.                                                                       844
         3,649    Pfizer, Inc.                                                                   44,919
            57    Pharmaceutical Product Development, Inc.                                        1,367
            16    PharMerica Corp. (a)                                                              268
            23    Phase Forward, Inc. (a)                                                           319
            37    PSS World Medical, Inc. (a)                                                       534
            29    Psychiatric Solutions, Inc. (a)                                                   491
            82    Quest Diagnostics, Inc.                                                         3,758
            35    Regeneron Pharmaceuticals, Inc. (a)                                               499
            41    Resmed, Inc. (a)                                                                1,512
           903    Schering-Plough Corp.                                                          15,703
            24    Seattle Genetics, Inc. (a)                                                        193
            58    Sepracor, Inc. (a)                                                                869
            29    Sequenom, Inc. (a)                                                                424
            10    Sirona Dental Systems, Inc. (a)                                                   112
           187    St. Jude Medical, Inc. (a)                                                      6,201
            35    STERIS Corp.                                                                      807
           175    Stryker Corp.                                                                   5,892
            24    Sun Healthcare Group, Inc. (a)                                                    215
            20    Techne Corp.                                                                      977
           257    Tenet Healthcare Corp. (a)                                                        285
           236    Thermo Fisher Scientific, Inc. (a)                                              8,557
            26    Thoratec Corp. (a)                                                                594
            14    United Therapeutics Corp. (a)                                                     940
           686    UnitedHealth Group, Inc.                                                       13,480
            21    Universal American Corp. (a)                                                      141
            27    Universal Health Services, Inc. - Class B                                         994
            39    Valeant Pharmaceuticals International (a)                                         679
            17    Varian, Inc. (a)                                                                  385
            69    Varian Medical Systems, Inc. (a)                                                2,105
            45    VCA Antech, Inc. (a)                                                              936
            81    Vertex Pharmaceuticals, Inc. (a)                                                2,449
            44    Viropharma, Inc. (a)                                                              183
            13    Volcano Corp. (a)                                                                 194
            47    Warner Chilcott, Ltd. - Class A (Bermuda) (a)                                     510
            55    Waters Corp. (a)                                                                1,937
            55    Watson Pharmaceuticals, Inc. (a)                                                1,555
            20    WellCare Health Plans, Inc. (a)                                                   181
           286    WellPoint, Inc. (a)                                                             9,701
            19    Wright Medical Group, Inc. (a)                                                    278
           726    Wyeth                                                                          29,635
            12    XenoPort, Inc. (a)                                                                251
           126    Zimmer Holdings, Inc. (a)                                                       4,413
            12    Zoll Medical Corp. (a)                                                            165
                                                                                        ----------------
                                                                                                637,148
                                                                                        ----------------
                  INDUSTRIALS - 8.0%
            24    ABM Industries, Inc.                                                              293
            14    Administaff, Inc.                                                                 272
            10    Advisory Board Co. (The) (a)                                                      149
            40    Aecom Technology Corp. (a)                                                        981
            23    Alaska Air Group, Inc. (a)                                                        504
            23    Alexander & Baldwin, Inc.                                                         432
             8    Allegiant Travel Co. (a)                                                          274
             4    Amerco, Inc. (a)                                                                  114
            21    American Reprographics Co. (a)                                                     82
             5    American Science & Engineering, Inc.                                              303
           157    AMR Corp. (a)                                                                     642
            12    Arkansas Best Corp.                                                               209
            25    Beacon Roofing Supply, Inc. (a)                                                   274
            22    Brink's Co. (The)                                                                 525
           158    Burlington Northern Santa Fe Corp.                                              9,286
            28    CBIZ, Inc. (a)                                                                    192
            93    CH Robinson Worldwide, Inc.                                                     3,848
            74    Cintas Corp.                                                                    1,501
             9    Clean Harbors, Inc. (a)                                                           437
            52    Continental Airlines, Inc. - Class B (a)                                          521
            25    Con-way, Inc.                                                                     378
            36    Copart, Inc. (a)                                                                  973
            20    Corporate Executive Board Co.                                                     300
            66    Corrections Corp. of America (a)                                                  701
            10    CoStar Group, Inc. (a)                                                            255
            70    Covanta Holding Corp. (a)                                                       1,066
           225    CSX Corp.                                                                       5,553
           355    Delta Air Lines, Inc. (a)                                                       1,786
            28    Deluxe Corp.                                                                      216
            38    Donaldson Co., Inc.                                                               928
            32    Dun & Bradstreet Corp.                                                          2,367
            23    Eagle Bulk Shipping, Inc. (Marshall Islands)                                       86
            34    EMCOR Group, Inc. (a)                                                             524
            72    Equifax, Inc.                                                                   1,548
            23    Excel Maritime Carriers, Ltd. (Liberia)                                            89
           116    Expeditors International Washington, Inc.                                       3,196
            76    Fastenal Co.                                                                    2,289
           163    FedEx Corp.                                                                     7,043
            98    Fluor Corp.                                                                     3,259
            17    Forward Air Corp.                                                                 283
            78    Foster Wheeler, Ltd. (Switzerland) (a)                                          1,173
            28    FTI Consulting, Inc. (a)                                                        1,023
            12    G&K Services, Inc. - Class A                                                      214
            25    GATX Corp.                                                                        457
            17    Genco Shipping & Trading, Ltd. (Marshall Islands)                                 208
            20    Genesee & Wyoming, Inc. - Class A (a)                                             418
            27    Geo Group, Inc. (The) (a)                                                         319
            19    Granite Construction, Inc.                                                        676
            20    Healthcare Services Group                                                         307
            33    Heartland Express, Inc.                                                           408
            72    Hertz Global Holdings, Inc. (a)                                                   228
            21    HUB Group, Inc. - Class A (a)                                                     377
            10    Huron Consulting Group, Inc. (a)                                                  413
            99    Iron Mountain, Inc. (a)                                                         1,839
            66    Jacobs Engineering Group, Inc. (a)                                              2,227
            56    JB Hunt Transport Services, Inc.                                                1,141
            90    JetBlue Airways Corp. (a)                                                         343
            51    Kansas City Southern (a)                                                          902
            91    KBR, Inc.                                                                       1,147
            13    Kelly Services, Inc. - Class A                                                     99
            29    Kirby Corp. (a)                                                                   639
            30    Knight Transportation, Inc.                                                       389
            23    Korn/Ferry International (a)                                                      213
            30    Landstar System, Inc.                                                             950
            10    Layne Christensen Co. (a)                                                         163
            35    Lennox International, Inc.                                                        907
            46    Manpower, Inc.                                                                  1,282
            12    Mcgrath Rentcorp                                                                  187
            63    Monster Worldwide, Inc. (a)                                                       415
            56    MPS Group, Inc. (a)                                                               278
            26    MSC Industrial Direct Co. - Class A                                               795
            23    Navigant Consulting, Inc. (a)                                                     298
           198    Norfolk Southern Corp.                                                          6,281
            18    Old Dominion Freight Line, Inc. (a)                                               392
            66    Pall Corp.                                                                      1,569
            54    Pentair, Inc.                                                                   1,127
            11    Perini Corp. (a)                                                                  169
            20    Republic Airways Holdings, Inc. (a)                                               138
           190    Republic Services, Inc.                                                         3,781
            25    Resources Connection, Inc. (a)                                                    344
            91    Robert Half International, Inc.                                                 1,399
            28    Rollins, Inc.                                                                     442
           119    RR Donnelley & Sons Co.                                                           927
            26    RSC Holdings, Inc. (a)                                                            120
            33    Ryder System, Inc.                                                                754
            35    Skywest, Inc.                                                                     358
           403    Southwest Airlines Co.                                                          2,374
            48    Stericycle, Inc. (a)                                                            2,303
             9    TAL International Group, Inc.                                                      67
            11    Team, Inc. (a)                                                                    144
            31    Tetra Tech, Inc. (a)                                                              694
            63    UAL Corp. (a)                                                                     309
           275    Union Pacific Corp.                                                            10,318
           380    United Parcel Service, Inc. - Class B                                          15,648
            40    United Rentals, Inc. (a)                                                          162
            43    URS Corp. (a)                                                                   1,330
            46    US Airways Group, Inc. (a)                                                        131
            11    Viad Corp.                                                                        155
            37    Waste Connections, Inc. (a)                                                       882
           277    Waste Management, Inc.                                                          7,479
            23    Watson Wyatt Worldwide, Inc. - Class A                                          1,130
            29    Werner Enterprises, Inc.                                                          395
            37    WW Grainger, Inc.                                                               2,448
                                                                                        ----------------
                                                                                                137,884
                                                                                        ----------------
                  INFORMATION TECHNOLOGY - 7.1%
            37    Acxiom Corp.                                                                      306
            38    Alliance Data Systems Corp. (a)                                                 1,125
            67    Arrow Electronics, Inc. (a)                                                     1,114
           286    Automatic Data Processing, Inc.                                                 9,767
            81    Avnet, Inc. (a)                                                                 1,399
             7    Bankrate, Inc. (a)                                                                156
            24    Blackbaud, Inc.                                                                   246
            14    Blackboard, Inc. (a)                                                              384
            76    Broadridge Financial Solutions, Inc.                                            1,214
            16    CACI International, Inc. - Class A (a)                                            684
            21    Checkpoint Systems, Inc. (a)                                                      163
            75    Convergys Corp. (a)                                                               484
            38    Cybersource Corp. (a)                                                             468
            22    Digital River, Inc. (a)                                                           526
            23    DST Systems, Inc. (a)                                                             677
           584    eBay, Inc. (a)                                                                  6,348
            19    Equinix, Inc. (a)                                                                 882
            25    Euronet Worldwide, Inc. (a)                                                       245
            24    Factset Research Systems, Inc.                                                    925
            31    Fair Isaac Corp.                                                                  339
           105    Fidelity National Information Services, Inc.                                    1,838
            91    Fiserv, Inc. (a)                                                                2,968
            10    Forrester Research, Inc. (a)                                                      183
            38    Gartner, Inc. (a)                                                                 384
            20    Genpact, Ltd. (Bermuda) (a)                                                       158
            43    Global Payments, Inc.                                                           1,319
           129    Google, Inc. - Class A (a)                                                     43,601
            10    GSI Commerce, Inc. (a)                                                            111
            16    Heartland Payment Systems, Inc.                                                    88
            55    Hewitt Associates, Inc. - Class A (a)                                           1,623
            36    IAC/InterActiveCorp. (a)                                                          537
            80    Ingram Micro, Inc. - Class A (a)                                                  871
            26    Insight Enterprises, Inc. (a)                                                      68
            45    Jack Henry & Associates, Inc.                                                     717
            53    Lender Processing Services, Inc.                                                1,388
            45    Mastercard, Inc. - Class A                                                      7,111
            12    MAXIMUS, Inc.                                                                     442
            50    Metavante Technologies, Inc. (a)                                                  841
            21    Mettler Toledo International, Inc. (a)                                          1,120
            41    Omniture, Inc. (a)                                                                466
           185    Paychex, Inc.                                                                   4,081
            56    RealNetworks, Inc. (a)                                                            129
            23    SRA International, Inc. - Class A (a)                                             312
             9    SYNNEX Corp. (a)                                                                  133
             7    Syntel, Inc.                                                                      142
            30    Tech Data Corp. (a)                                                               519
            22    TeleTech Holdings, Inc. (a)                                                       191
           102    Teradata Corp. (a)                                                              1,577
           108    Total System Services, Inc.                                                     1,359
            20    Tyler Technologies, Inc. (a)                                                      272
           194    Unisys Corp. (a)                                                                   70
            54    Valueclick, Inc. (a)                                                              339
           250    Visa, Inc. - Class A                                                           14,178
            22    VistaPrint Ltd. (Bermuda) (a)                                                     539
           412    Western Union Co. (The)                                                         4,598
            22    Wright Express Corp. (a)                                                          322
                                                                                        ----------------
                                                                                                122,047
                                                                                        ----------------
                  TELECOMMUNICATION SERVICES - 0.0%
            31    Premiere Global Services, Inc. (a)                                                259
                                                                                        ----------------

                  TOTAL COMMON STOCK - 99.6%
                  (Cost $3,528,695)                                                           1,714,390
                                                                                        ----------------

                  EXCHANGE TRADED FUNDS - 0.2%
            50    SPDR Trust Series 1                                                             3,697
                                                                                        ----------------
                  (Cost $3,812)

                  TRACKING STOCK (b) - 0.1%
                  CONSUMER DISCRETIONARY - 0.1%
           318    Liberty Media Corp. - Interactive (a)                                           1,030
                                                                                        ----------------
                  (Cost $5,893)

                  MASTER LIMITED PARTNERSHIPS - 0.1%
                  FINANCIALS - 0.1%
            38    Lazard, Ltd. - Class A (Bermuda)                                                  923
                  (Cost $1,567)                                                         ----------------

                  TOTAL INVESTMENTS - 100.0%
                  (Cost $3,539,967)                                                           1,720,040
                  Other Assets in excess of Liabilities- 0.0%                                       725
                                                                                        ----------------
                  NET ASSETS - 100.0%                                                        $1,720,765
                                                                                        ================

Ltd. - Limited
REIT - Real Estate Investment Trust


(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.

Securities are classified by sectors that represent broad groups of related industries.

---------------------------------------------------------------
                     Country Allocation*
---------------------------------------------------------------
United States                                           97.6%
Bermuda                                                  1.6%
Switzerland                                              0.5%
Panama                                                   0.3%
Cayman Islands                                           0.0%**
Liberia                                                  0.0%**
Marshall Islands                                         0.0%**
---------------------------------------------------------------

*    Subject to change daily. Based on total investments.

**   Less than 0.1%

See previously submitted notes to financial statements for the period ending November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                           SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                                        $ 1,720                     $ -                    $ 1,720
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $ 1,720                     $ -                    $ 1,720
                                                 ======================    ====================    =======================

Liabilities:
Level 1                                                        $     -                     $ -                    $     -
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $     -                     $ -                    $     -
                                                 ======================    ====================    =======================


LEVEL 3 HOLDINGS                                      SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
Beginning Balance at 5/31/08                                   $     -                     $ -                    $     -
Total Realized Gain/Loss                                             -                       -                          -
Change in Unrealized Gain/Loss                                       -                       -                          -
Net Purchases and Sales                                              -                       -                          -
Net Transfers In/Out                                                 -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Ending Balance at 2/28/09                                      $     -                     $ -                    $     -
                                                 ======================    ====================    =======================


LVL | CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

   NUMBER OF
      SHARES    DESCRIPTION                                                               VALUE
------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS - 99.9%
                COMMON STOCKS  - 84.4%
                AUSTRALIA - 6.5%
       2,196    Australia & New Zealand Banking Group, Ltd.                         $    18,673
       1,172    Commonwealth Bank of Australia                                           22,312
       1,108    Macquarie Group, Ltd.                                                    12,019
       1,633    National Australia Bank, Ltd.                                            18,653
       1,818    Sims Metal Management Ltd.                                               20,255
      12,654    Wesfarmers, Ltd.                                                        142,279
                                                                        ------------------------
                                                                                        234,191
                                                                        ------------------------
                AUSTRIA - 0.7%
       1,527    Voestalpine AG                                                           23,815
                                                                        ------------------------

                BELGIUM - 2.8%
       1,163    Anheuser-Busch InBev NV                                                  32,200
       1,827    Belgacom SA                                                              60,063
         878    KBC Groep NV                                                              9,366
                                                                        ------------------------
                                                                                        101,629
                                                                        ------------------------
                BERMUDA - 1.6%
       2,700    Frontline, Ltd.                                                          56,483
                                                                        ------------------------

                CANADA - 4.5%
         815    Bank of Montreal                                                         18,171
      11,454    Biovail Corp.                                                           122,046
         777    Manitoba Telecom Services, Inc.                                          21,616
                                                                        ------------------------
                                                                                        161,833
                                                                        ------------------------
                CZECH REPUBLIC - 2.8%
       5,917    Telefonica O2 Czech Republic AS                                         100,805
                                                                        ------------------------

                DENMARK - 0.4%
       2,073    Danske Bank AS                                                           13,181
                                                                        ------------------------

                FINLAND - 7.2%
       3,074    Kesko OYJ                                                                66,136
       1,217    Kone OYJ                                                                 25,333
       3,429    Metso OYJ                                                                33,664
       1,742    Neste Oil OYJ                                                            21,881
      11,142    Outokumpu OYJ                                                           113,915
                                                                        ------------------------
                                                                                        260,929
                                                                        ------------------------
                FRANCE - 12.2%
         539    BNP Paribas                                                              17,792
       7,430    Credit Agricole SA                                                       73,510
       1,064    Gecina SA - REIT                                                         47,303
         465    Lafarge SA                                                               20,251
       3,569    M6-Metropole Television                                                  47,028
      12,382    PagesJaunes Groupe                                                      105,929
       5,581    Renault SA                                                               81,691
       6,060    Societe Television Francaise 1                                           49,558
                                                                        ------------------------
                                                                                        443,062
                                                                        ------------------------
                GERMANY - 5.6%
       3,276    Deutsche Bank AG                                                         86,459
       8,326    Deutsche Lufthansa AG                                                    91,998
         674    Hannover Rueckversicherung AG                                            24,576
                                                                        ------------------------
                                                                                        203,033
                                                                        ------------------------
                HUNGARY - 0.6%
         540    MOL Hungarian Oil and Gas NyRt                                           20,360
                                                                        ------------------------

                ISRAEL - 1.3%
       3,077    Israel Chemicals Ltd.                                                    24,121
       1,632    Partner Communications                                                   24,091
                                                                        ------------------------
                                                                                         48,212
                                                                        ------------------------
                ITALY - 9.6%
       3,438    Alleanza Assicurazioni SpA                                               17,160
       6,863    Banca Popolare di Milano Scarl                                           27,805
      19,985    Enel SpA                                                                100,132
       2,997    ENI SpA                                                                  60,369
       1,241    Fondiaria-Sai SpA                                                        14,532
      21,128    Mediaset SpA                                                             94,521
       2,203    Mediobanca SpA                                                           17,963
       1,536    Unione di Banche Italiane SCPA                                           14,631
                                                                        ------------------------
                                                                                        347,113
                                                                        ------------------------
                JAPAN - 0.6%
       3,384    Nissan Motor Co. Ltd., ADR                                               20,507
                                                                        ------------------------

                NETHERLANDS - 0.5%
       1,289    Randstad Holding NV                                                      18,982
                                                                        ------------------------

                PORTUGAL - 2.0%
       8,817    Portugal Telecom SGPS SA                                                 72,227
                                                                        ------------------------

                RUSSIA - 0.7%
       1,091    Mobile Telesystems OJSC, ADR                                             25,846
                                                                        ------------------------

                SINGAPORE - 0.5%
       3,000    Singapore Airlines Ltd.                                                  19,753
                                                                        ------------------------

                SOUTH AFRICA - 1.5%
       1,996    ABSA Group Ltd.                                                          17,686
         569    Anglo Platinum Ltd.                                                      21,859
       2,192    Nedbank Group Ltd.                                                       16,422
                                                                        ------------------------
                                                                                         55,967
                                                                        ------------------------
                SOUTH KOREA - 0.4%
         838    KB Financial Group, Inc., ADR                                            15,771
                                                                        ------------------------

                SPAIN - 4.6%
       2,139    Banco Bilbao Vizcaya Argentaria SA                                       15,729
       2,645    Banco Santander SA                                                       16,460
         883    Fomento de Construcciones y Contratas SA                                 22,911
      12,580    Gestevision Telecinco SA                                                 90,591
       2,800    Sacyr Vallehermoso SA                                                    19,665
                                                                        ------------------------
                                                                                        165,356
                                                                        ------------------------
                SWEDEN - 5.2%
       3,670    Nordea Bank AB                                                           18,481
       1,506    Ratos AB                                                                 18,499
       4,377    Sandvik AB                                                               23,598
       3,780    Skandinaviska Enskilda Banken AB                                         15,925
       3,077    Ssab Svenskt Stal AB                                                     23,002
       1,727    Svenska Handelsbanken AB                                                 20,877
       4,876    Swedbank AB                                                              12,792
      13,171    Volvo AB                                                                 55,783
                                                                        ------------------------
                                                                                        188,957
                                                                        ------------------------
                TURKEY - 1.7%
       6,861    Tupras Turkiye Petrol Rafine                                             62,503
                                                                        ------------------------

                UNITED KINGDOM - 3.5%
       4,014    Barclays PLC, ADR                                                        20,632
       2,635    HSBC Holdings PLC                                                        18,450
       9,982    Tate & Lyle PLC                                                          37,704
       6,736    United Utilities Group PLC                                               48,726
                                                                        ------------------------
                                                                                        125,512
                                                                        ------------------------
                UNITED STATES - 7.4%
       1,135    AMB Property Corp. - REIT                                                13,518
         728    Ameren Corp.                                                             17,312
       2,585    Bank of America Corp.                                                    10,211
       1,001    BB&T Corp.                                                               16,146
       1,439    Comerica, Inc.                                                           21,599
       1,309    Kimco Realty Corp. - REIT                                                11,585
       2,736    Newell Rubbermaid, Inc.                                                  15,458
       1,776    ProLogis - REIT                                                          10,283
       1,047    Realty Income Corp. - REIT                                               18,354
       2,764    Regal Entertainment Group                                                28,303
         601    Reynolds American, Inc.                                                  20,182
       1,362    Senior Housing Properties Trust - REIT                                   17,188
       2,140    Southern Copper Corp.                                                    29,339
       1,981    TCF Financial Corp.                                                      24,287
       1,270    Weingarten Realty Investors - REIT                                       14,338
                                                                        ------------------------
                                                                                        268,103
                                                                        ------------------------

                TOTAL COMMON STOCKS - 84.4%
                (Cost $4,073,418)                                                     3,054,130
                                                                        ------------------------

                EXCHANGE-TRADED FUNDS - 0.2%
                UNITED STATES - 0.2%
         220    iShares MSCI ACWI Index Fund                                              5,718
                                                                        ------------------------
                (Cost $6,462)

                INCOME TRUSTS - 6.4%
                CANADA - 6.4%
       8,799    ARC Energy Trust                                                         96,738
       2,126    Canadian Oil Sands Trust                                                 33,511
       5,856    Enerplus Resources Fund                                                  99,504
                (Cost $317,485)                                         ------------------------
                                                                                        229,753
                                                                        ------------------------

                MASTER LIMITED PARTNERSHIPS - 7.7%
                UNITED STATES - 7.7%
       1,212    AllianceBernstein Holding LP                                             14,750
         717    Buckeye Partners LP                                                      28,322
       1,104    Enbridge Energy Partners LP                                              31,431
         728    Energy Transfer Partners LP                                              26,361
       1,358    Enterprise GP Holdings LP                                                26,576
       1,196    Enterprise Products Partners LP                                          25,810
         772    Magellan Midstream Partners LP                                           24,550
         575    NuStar Energy LP                                                         26,531
         457    ONEOK Partners LP                                                        19,363
         692    Plains All American Pipeline LP                                          26,670
       1,295    TEPPCO Partners LP                                                       29,474
                                                                        ------------------------
                (Cost $279,636)                                                         279,838
                                                                        ------------------------

                ROYALTY TRUST - 1.2%
                UNITED STATES - 1.2%
         755    BP Prudhoe Bay Royalty Trust                                             44,839
                (Cost $57,027)                                          ------------------------


                TOTAL INVESTMENTS - 99.9%
                (Cost $4,734,028)                                                     3,614,278
                Other Assets in excess of Liabilities - 0.1%                              4,959
                                                                        ------------------------
                NET ASSETS - 100.0%                                                 $ 3,619,237
                                                                        ========================

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
Ltd. - Limited
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Publicly Traded Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Non-income producing security.


--------------------------------------------------------------------
                              Sector*
--------------------------------------------------------------------
Financials                                                    23.1%
Energy                                                        21.1%
Consumer Discretionary                                        14.8%
Industrials                                                    8.6%
Telecommunication Services                                     8.4%
Consumer Staples                                               8.2%
Materials                                                      7.6%
Utilities                                                      4.6%
Health Care                                                    3.4%
Exchange Traded Fund                                           0.2%
--------------------------------------------------------------------

* Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                           SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                                        $ 3,614                     $ -                    $ 3,614
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $ 3,614                     $ -                    $ 3,614
                                                 ======================    ====================    =======================

Liabilities:
Level 1                                                        $     -                     $ -                    $     -
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $     -                     $ -                    $     -
                                                 ======================    ====================    =======================


LEVEL 3 HOLDINGS                                      SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
Beginning Balance at 5/31/2008                                 $     -                     $ -                    $     -
Total Realized Gain/Loss                                             -                       -                          -
Change in Unrealized Gain/Loss                                       -                       -                          -
Net Purchases and Sales                                              -                       -                          -
Net Transfers In/Out                                                 -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Ending Balance at 2/28/09                                      $     -                     $ -                    $     -
                                                 ======================    ====================    =======================

 UEM | CLAYMORE U.S. -1 - THE CAPITAL MARKETS INDEX ETF
 PORTFOLIO OF INVESTMENTS
 FEBRUARY 28, 2009 (UNAUDITED)

    NUMBER
 OF SHARES DESCRIPTION                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------
           LONG-TERM INVESTMENTS  - 69.5%
           COMMON STOCKS  - 32.5%
           CONSUMER DISCRETIONARY - 3.1%
        36 Abercrombie & Fitch Co. - Class A                                                                $       792
        74 Advance Auto Parts, Inc.                                                                               2,830
       147 Amazon.com, Inc. (a)                                                                                   9,524
       126 American Eagle Outfitters, Inc.                                                                        1,230
        72 Apollo Group, Inc. - Class A (a)                                                                       5,220
        26 Autozone, Inc. (a)                                                                                     3,698
       120 Bed Bath & Beyond, Inc. (a)                                                                            2,556
       115 Best Buy Co., Inc.                                                                                     3,314
        39 Black & Decker Corp.                                                                                     923
        68 BorgWarner, Inc.                                                                                       1,173
       106 Burger King Holdings, Inc.                                                                             2,278
       155 Cablevision Systems Corp. - Class A                                                                    2,013
       151 Carmax, Inc. (a)                                                                                       1,424
       211 Carnival Corp. (Panama)                                                                                4,127
       256 CBS Corp. - Class B                                                                                    1,093
        32 Chipotle Mexican Grill, Inc. - Class A (a)                                                             1,748
       123 Coach, Inc. (a)                                                                                        1,720
       948 Comcast Corp. - Class A                                                                               12,381
       102 Darden Restaurants, Inc.                                                                               2,768
        73 DeVry, Inc.                                                                                            3,792
        95 Dick's Sporting Goods, Inc. (a)                                                                        1,173
       345 DIRECTV Group, Inc. (The) (a)                                                                          6,879
        73 Discovery Communications, Inc. (The) - Class A (a)                                                     1,132
       183 DISH Network Corp. - Class A (a)                                                                       2,059
       186 DR Horton, Inc.                                                                                        1,572
       169 Eastman Kodak Co.                                                                                        539
       142 Expedia, Inc. (a)                                                                                      1,132
       837 Ford Motor Co. (a)                                                                                     1,674
        51 Fortune Brands, Inc.                                                                                   1,211
        75 GameStop Corp. - Class A (a)                                                                           2,019
       140 Gannett Co., Inc.                                                                                        454
       254 Gap, Inc. (The)                                                                                        2,741
       232 General Motors Corp.                                                                                     522
        65 Genuine Parts Co.                                                                                      1,829
       123 Goodyear Tire & Rubber Co. (The) (a)                                                                     546
       184 H&R Block, Inc.                                                                                        3,514
       121 Harley-Davidson, Inc.                                                                                  1,222
       104 Hasbro, Inc.                                                                                           2,381
       464 Home Depot, Inc.                                                                                       9,693
       103 International Game Technology                                                                            908
       377 Interpublic Group of Cos., Inc. (a)                                                                    1,436
       102 JC Penney Co., Inc.                                                                                    1,564
       190 Johnson Controls, Inc.                                                                                 2,162
        99 Kohl's Corp. (a)                                                                                       3,479
        84 Lamar Advertising Co. - Class A (a)                                                                      581
       124 Las Vegas Sands Corp. (a)                                                                                283
       126 Lennar Corp. - Class A                                                                                   842
       128 Liberty Global, Inc. - Class A (a)                                                                     1,571
       439 Lowe's Cos., Inc.                                                                                      6,954
       191 Limited Brands, Inc.                                                                                   1,469
       126 Macy's, Inc.                                                                                             992
       133 Marriott International, Inc. - Class A                                                                 1,883
       181 Mattel, Inc.                                                                                           2,143
       309 McDonald's Corp.                                                                                      16,145
       131 McGraw-Hill Cos., Inc. (The)                                                                           2,585
        95 MGM Mirage (a)                                                                                           333
        44 Mohawk Industries, Inc. (a)                                                                              994
       122 Newell Rubbermaid, Inc.                                                                                  689
       628 News Corp. - Class A                                                                                   3,492
       136 Nike, Inc. - Class B                                                                                   5,648
       100 Nordstrom, Inc.                                                                                        1,347
       152 Office Depot, Inc. (a)                                                                                   160
       105 Omnicom Group, Inc.                                                                                    2,523
        50 Penn National Gaming, Inc. (a)                                                                           955
        56 Polo Ralph Lauren Corp.                                                                                1,930
        23 priceline.com, Inc. (a)                                                                                1,952
       175 Pulte Homes, Inc.                                                                                      1,607
       101 Ross Stores, Inc.                                                                                      2,982
        52 Sears Holdings Corp. (a)                                                                               1,912
        58 Sherwin-Williams Co. (The)                                                                             2,665
        59 Stanley Works (The)                                                                                    1,579
       209 Staples, Inc.                                                                                          3,334
       246 Starbucks Corp. (a)                                                                                    2,251
        87 Starwood Hotels & Resorts Worldwide, Inc.                                                              1,008
       196 Target Corp.                                                                                           5,549
       213 Thomson Reuters Corp. (Canada)                                                                         5,265
        67 Tiffany & Co.                                                                                          1,276
       293 Time Warner Cable, Inc. - Class A                                                                      5,341
     1,085 Time Warner, Inc.                                                                                      8,279
       122 TJX Cos., Inc.                                                                                         2,717
        99 Urban Outfitters, Inc. (a)                                                                             1,647
        50 VF Corp.                                                                                               2,595
       203 Viacom, Inc. - Class B (a)                                                                             3,124
       255 Virgin Media, Inc.                                                                                     1,219
       541 Walt Disney Co. (The)                                                                                  9,073
         6 Washington Post Co. (The) - Class B                                                                    2,163
        67 Weight Watchers International, Inc.                                                                    1,213
        39 Whirlpool Corp.                                                                                          867
       142 Wyndham Worldwide Corp.                                                                                  524
        46 Wynn Resorts Ltd. (a)                                                                                    964
       151 Yum! Brands, Inc.                                                                                      3,968
                                                                                               -------------------------
                                                                                                                245,038
                                                                                               -------------------------
           CONSUMER STAPLES - 4.0%
       547 Altria Group, Inc.                                                                                     8,446
       229 Archer-Daniels-Midland Co.                                                                             6,105
       162 Avon Products, Inc.                                                                                    2,850
        75 Brown-Forman Corp. - Class B                                                                           3,224
        46 Bunge Ltd. (Bermuda)                                                                                   2,156
       156 Campbell Soup Co.                                                                                      4,176
        58 Church & Dwight Co., Inc.                                                                              2,837
        70 Clorox Co.                                                                                             3,402
       619 Coca-Cola Co. (The)                                                                                   25,286
       204 Coca-Cola Enterprises, Inc.                                                                            2,342
       142 Colgate-Palmolive Co.                                                                                  8,546
       223 ConAgra Foods, Inc.                                                                                    3,363
       167 Constellation Brands, Inc. - Class A (a)                                                               2,179
       145 Costco Wholesale Corp.                                                                                 6,139
       458 CVS/Caremark Corp.                                                                                    11,789
       158 Dean Foods Co. (a)                                                                                     3,231
        38 Energizer Holdings, Inc. (a)                                                                           1,603
        98 Estee Lauder Cos., Inc. (The) - Class A                                                                2,220
       106 General Mills, Inc.                                                                                    5,563
        66 Hansen Natural Corp. (a)                                                                               2,196
       121 Hershey Co. (The)                                                                                      4,076
       117 HJ Heinz Co.                                                                                           3,822
        91 Hormel Foods Corp.                                                                                     2,897
       122 Kellogg Co.                                                                                            4,748
       125 Kimberly-Clark Corp.                                                                                   5,889
       458 Kraft Foods, Inc. - Class A                                                                           10,433
       262 Kroger Co. (The)                                                                                       5,416
       101 McCormick & Co., Inc.                                                                                  3,166
        73 Molson Coors Brewing Co. - Class B                                                                     2,572
       126 Pepsi Bottling Group, Inc.                                                                             2,331
       409 PepsiCo, Inc.                                                                                         19,689
       484 Philip Morris International, Inc.                                                                     16,199
       877 Procter & Gamble Co.                                                                                  42,245
       100 Reynolds American, Inc.                                                                                3,358
       194 Safeway, Inc.                                                                                          3,589
       344 Sara Lee Corp.                                                                                         2,652
       119 Smithfield Foods, Inc. (a)                                                                               934
       116 SUPERVALU, Inc.                                                                                        1,811
       231 SYSCO Corp.                                                                                            4,967
       226 Tyson Foods, Inc. - Class A                                                                            1,905
        75 USANA Health Services, Inc. (a)                                                                        1,502
       289 Walgreen Co.                                                                                           6,896
     1,161 Wal-Mart Stores, Inc.                                                                                 57,168
        91 Whole Foods Market, Inc.                                                                               1,106
                                                                                               -------------------------
                                                                                                                317,024
                                                                                               -------------------------
           ENERGY - 4.0%
        12 Alpha Natural Resources, Inc. (a)                                                                        221
       158 Anadarko Petroleum Corp.                                                                               5,522
       107 Apache Corp.                                                                                           6,323
        75 Arch Coal, Inc.                                                                                        1,042
       120 Baker Hughes, Inc.                                                                                     3,517
       186 BJ Services Co.                                                                                        1,799
        68 Cabot Oil & Gas Corp.                                                                                  1,385
        98 Cameron International Corp. (a)                                                                        1,889
       184 Chesapeake Energy Corp.                                                                                2,878
       584 Chevron Corp.                                                                                         35,455
        58 Clayton Williams Energy, Inc. (a)                                                                      1,453
        96 CNX Gas Corp. (a)                                                                                      2,094
       452 ConocoPhillips                                                                                        16,882
        72 Consol Energy, Inc.                                                                                    1,962
       113 Continental Resources, Inc. (a)                                                                        1,796
       122 Denbury Resources, Inc. (a)                                                                            1,571
       141 Devon Energy Corp.                                                                                     6,157
        52 Diamond Offshore Drilling, Inc.                                                                        3,257
       305 El Paso Corp.                                                                                          2,059
        76 ENSCO International, Inc.                                                                              1,868
        87 EOG Resources, Inc.                                                                                    4,353
        52 Exterran Holdings, Inc. (a)                                                                              941
     1,517 Exxon Mobil Corp.                                                                                    103,004
        70 FMC Technologies, Inc. (a)                                                                             1,854
        67 Forest Oil Corp. (a)                                                                                     950
        91 Frontier Oil Corp.                                                                                     1,242
       278 Halliburton Co.                                                                                        4,534
        83 Helmerich & Payne, Inc.                                                                                1,964
       114 Hess Corp.                                                                                             6,235
        43 IHS, Inc. - Class A (a)                                                                                1,751
        59 James River Coal Co. (a)                                                                                 648
       219 Marathon Oil Corp.                                                                                     5,096
        75 Murphy Oil Corp.                                                                                       3,136
       150 National Oilwell Varco, Inc. (a)                                                                       4,010
        74 Newfield Exploration Co. (a)                                                                           1,430
       118 Noble Corp. (Cayman Islands)                                                                           2,902
        69 Noble Energy, Inc.                                                                                     3,142
       235 Occidental Petroleum Corp.                                                                            12,189
        32 Patriot Coal Corp. (a)                                                                                   117
       114 Peabody Energy Corp.                                                                                   2,698
        80 Pioneer Natural Resources Co.                                                                          1,167
        71 Plains Exploration & Production Co. (a)                                                                1,359
       118 Pride International, Inc. (a)                                                                          2,034
       100 Quicksilver Resources, Inc. (a)                                                                          600
        71 Range Resources Corp.                                                                                  2,525
        93 Rowan Cos., Inc.                                                                                       1,126
        88 SandRidge Energy, Inc. (a)                                                                               595
       359 Schlumberger Ltd. (Netherlands Antilles)                                                              13,664
        93 Smith International, Inc.                                                                              1,998
       156 Southwestern Energy Co. (a)                                                                            4,488
       264 Spectra Energy Corp.                                                                                   3,432
        69 Sunoco, Inc.                                                                                           2,308
       103 Tesoro Corp.                                                                                           1,520
        67 Ultra Petroleum Corp. (Canada) (a)                                                                     2,354
       171 Valero Energy Corp.                                                                                    3,314
         9 Walter Industries, Inc.                                                                                  164
       234 Weatherford International Ltd. (Switzerland) (a)                                                       2,497
       186 Williams Cos., Inc.                                                                                    2,102
       152 XTO Energy, Inc.                                                                                       4,812
                                                                                               -------------------------
                                                                                                                313,385
                                                                                               -------------------------
           FINANCIALS - 3.5%
        92 Aflac, Inc.                                                                                            1,542
       172 Allstate Corp. (The)                                                                                   2,895
        73 AMB Property Corp. - REIT                                                                                869
       113 American Capital, Ltd.                                                                                   152
       302 American Express Co.                                                                                   3,642
       682 American International Group, Inc.                                                                       286
        96 Ameriprise Financial, Inc.                                                                             1,530
       191 Annaly Capital Management, Inc. - REIT                                                                 2,655
       111 AON Corp.                                                                                              4,245
       136 Apartment Investment & Management Co. - Class A - REIT                                                   710
        60 Assurant, Inc.                                                                                         1,224
        45 AvalonBay Communities, Inc. - REIT                                                                     1,909
     1,600 Bank of America Corp.                                                                                  6,320
       335 Bank of New York Mellon Corp. (The)                                                                    7,427
       216 BB&T Corp.                                                                                             3,484
        40 BlackRock, Inc.                                                                                        3,872
        59 BOK Financial Corp.                                                                                    1,776
        53 Boston Properties, Inc. - REIT                                                                         1,966
       155 Capital One Financial Corp.                                                                            1,868
       189 CB Richard Ellis Group, Inc. - Class A (a)                                                               546
       401 Charles Schwab Corp. (The)                                                                             5,097
       108 Chubb Corp.                                                                                            4,216
       113 Cincinnati Financial Corp.                                                                             2,321
       132 CIT Group, Inc.                                                                                          323
     1,544 Citigroup, Inc.                                                                                        2,316
        17 CME Group, Inc.                                                                                        3,101
       169 CNA Financial Corp.                                                                                    1,345
       113 Comerica, Inc.                                                                                         1,696
       309 Crawford & Co. - Class B (a)                                                                           2,457
        96 Developers Diversified Realty Corp. - REIT                                                               283
       231 Discover Financial Services                                                                            1,324
       125 E*Trade Financial Corp. (a)                                                                              100
        94 Eaton Vance Corp.                                                                                      1,626
       122 Equity Residential - REIT                                                                              2,147
        47 Federal Realty Investment Trust - REIT                                                                 1,933
       198 Fidelity National Financial, Inc. - Class A                                                            3,281
       237 Fifth Third BanCorp                                                                                      500
        89 First American Corp.                                                                                   2,062
       110 First Financial Corp.                                                                                  3,564
       111 Forest City Enterprises, Inc. - Class A                                                                  556
        71 Franklin Resources, Inc.                                                                               3,252
       125 General Growth Properties, Inc. - REIT                                                                    74
       208 Genworth Financial, Inc. - Class A                                                                       252
       126 Goldman Sachs Group, Inc. (The)                                                                       11,476
       109 Hartford Financial Services Group, Inc.                                                                  665
       130 HCP, Inc. - REIT                                                                                       2,375
       126 Health Care REIT, Inc. - REIT                                                                          3,877
       286 Hudson City BanCorp., Inc.                                                                             2,966
       262 Huntington Bancshares, Inc.                                                                              383
        30 IntercontinentalExchange, Inc. (a)                                                                     1,703
       120 Janus Capital Group, Inc.                                                                                529
     1,045 JPMorgan Chase & Co.                                                                                  23,878
       207 KeyCorp.                                                                                               1,451
       127 Kimco Realty Corp. - REIT                                                                              1,124
        65 Legg Mason, Inc.                                                                                         834
        88 Leucadia National Corp.                                                                                1,287
       109 Lincoln National Corp.                                                                                   936
       204 Loews Corp.                                                                                            4,049
        50 M&T Bank Corp.                                                                                         1,830
        58 Macerich Co. (The) - REIT                                                                                662
         8 Markel Corp. (a)                                                                                       2,126
       195 Marsh & McLennan Cos., Inc.                                                                            3,496
       154 Marshall & Ilsley Corp.                                                                                  705
       193 MetLife, Inc.                                                                                          3,563
        43 MGIC Investment Corp.                                                                                     98
       127 Moody's Corp.                                                                                          2,280
       353 Morgan Stanley                                                                                         6,898
        85 Nasdaq OMX Group (The) (a)                                                                             1,777
       193 New York Community BanCorp., Inc.                                                                      1,901
        75 Northern Trust Corp.                                                                                   4,166
       105 NYSE Euronext                                                                                          1,772
       113 Och-Ziff Capital Management Group LLC - Class A                                                          583
       231 Old Republic International Corp.                                                                       2,097
       286 People's United Financial, Inc.                                                                        4,979
        79 Plum Creek Timber Co., Inc. - REIT                                                                     2,072
       123 PNC Financial Services Group, Inc.                                                                     3,363
        95 Principal Financial Group, Inc.                                                                          759
        56 PrivateBancorp, Inc.                                                                                     698
       263 Progressive Corp. (The)                                                                                3,043
        95 Prologis - REIT                                                                                          550
       126 Prudential Financial, Inc.                                                                             2,068
        65 Public Storage - REIT                                                                                  3,606
        60 Regency Centers Corp. - REIT                                                                           1,619
       297 Regions Financial Corp.                                                                                1,016
        65 Reinsurance Group of America, Inc.                                                                     1,768
       169 Republic Bancorp, Inc. - Class A                                                                       3,165
       135 SEI Investments Co.                                                                                    1,598
        71 Simon Property Group, Inc. - REIT                                                                      2,350
        47 SL Green Realty Corp. - REIT                                                                             546
       223 SLM Corp. (a)                                                                                          1,026
       121 State Street Corp.                                                                                     3,058
       133 SunTrust Banks, Inc.                                                                                   1,600
       265 Synovus Financial Corp.                                                                                  922
       101 T Rowe Price Group, Inc.                                                                               2,297
       257 TD Ameritrade Holding Corp. (a)                                                                        3,051
       383 TFS Financial Corp.                                                                                    4,473
        62 Torchmark Corp.                                                                                        1,277
        52 Transatlantic Holdings, Inc.                                                                           1,564
       177 Travelers Cos., Inc. (The)                                                                             6,399
       190 Unum Group                                                                                             1,934
       464 U.S. BanCorp                                                                                           6,640
        83 Ventas, Inc. - REIT                                                                                    1,790
        63 Vornado Realty Trust - REIT                                                                            2,062
     1,223 Wells Fargo & Co.                                                                                     14,798
         9 White Mountains Insurance Group Ltd. (Bermuda)                                                         1,782
       135 WR Berkley Corp.                                                                                       2,809
        79 Zions BanCorporation                                                                                     740
                                                                                               -------------------------
                                                                                                                275,653
                                                                                               -------------------------
           HEALTH CARE - 5.0%
       444 Abbott Laboratories                                                                                   21,019
        30 Abraxis Bioscience, Inc. (a)                                                                           1,756
       164 Aetna, Inc.                                                                                            3,915
       120 Allergan, Inc.                                                                                         4,649
        89 AmerisourceBergen Corp.                                                                                2,827
       358 Amgen, Inc. (a)                                                                                       17,517
       118 Amylin Pharmaceuticals, Inc. (a)                                                                       1,077
       167 Baxter International, Inc.                                                                             8,502
        48 Beckman Coulter, Inc.                                                                                  2,152
        61 Becton Dickinson & Co.                                                                                 3,775
       114 Biogen Idec, Inc. (a)                                                                                  5,249
        68 BioMarin Pharmaceutical, Inc. (a)                                                                        816
       511 Boston Scientific Corp. (a)                                                                            3,587
       571 Bristol-Myers Squibb Co.                                                                              10,512
       114 Cardinal Health, Inc.                                                                                  3,699
       156 Celgene Corp. (a)                                                                                      6,978
        77 Cephalon, Inc. (a)                                                                                     5,050
        76 Cerner Corp. (a)                                                                                       2,782
        51 Charles River Laboratories International, Inc. (a)                                                     1,265
       120 Cigna Corp.                                                                                            1,891
        41 Covance, Inc. (a)                                                                                      1,557
        73 Coventry Health Care, Inc. (a)                                                                           841
        39 CR Bard, Inc.                                                                                          3,130
        75 DaVita, Inc. (a)                                                                                       3,519
        78 Dentsply International, Inc.                                                                           1,803
       331 Eli Lilly & Co.                                                                                        9,725
        96 Express Scripts, Inc. (a)                                                                              4,829
       137 Forest Laboratories, Inc. (a)                                                                          2,937
       313 Genentech, Inc. (a)                                                                                   26,777
       102 Genzyme Corp. (a)                                                                                      6,215
       298 Gilead Sciences, Inc. (a)                                                                             13,350
        86 Health Net, Inc. (a)                                                                                   1,135
        56 Henry Schein, Inc. (a)                                                                                 2,054
       138 Hologic, Inc. (a)                                                                                      1,562
        86 Hospira, Inc. (a)                                                                                      1,995
        67 Humana, Inc. (a)                                                                                       1,586
       282 Idenix Pharmaceuticals, Inc. (a)                                                                       1,041
        52 Idexx Laboratories, Inc. (a)                                                                           1,565
        86 Illumina, Inc. (a)                                                                                     2,694
       169 IMS Health, Inc.                                                                                       2,116
        14 Intuitive Surgical, Inc. (a)                                                                           1,273
        73 Inverness Medical Innovations, Inc. (a)                                                                1,640
       793 Johnson & Johnson                                                                                     39,650
        58 Kinetic Concepts, Inc. (a)                                                                             1,263
        53 Laboratory Corp. of America Holdings (a)                                                               2,916
        77 Life Technologies Corp. (a)                                                                            2,245
        97 McKesson Corp.                                                                                         3,979
       166 Medco Health Solutions, Inc. (a)                                                                       6,736
       290 Medtronic, Inc.                                                                                        8,581
       621 Merck & Co., Inc.                                                                                     15,028
        51 Millipore Corp. (a)                                                                                    2,808
       202 Mylan, Inc. (a)                                                                                        2,511
       110 Patterson Cos., Inc. (a)                                                                               1,988
     2,019 Pfizer, Inc.                                                                                          24,854
        80 Pharmaceutical Product Development, Inc.                                                               1,919
        88 Quest Diagnostics, Inc.                                                                                4,033
       313 Questcor Pharmaceuticals, Inc. (a)                                                                     1,521
        73 Resmed, Inc. (a)                                                                                       2,692
       237 Rigel Pharmaceuticals, Inc. (a)                                                                        1,242
       549 Schering-Plough Corp.                                                                                  9,547
       192 Sequenom, Inc. (a)                                                                                     2,809
       136 St Jude Medical, Inc. (a)                                                                              4,510
       115 Stryker Corp.                                                                                          3,872
       152 Thermo Fisher Scientific, Inc. (a)                                                                     5,512
       353 UnitedHealth Group, Inc.                                                                               6,936
        70 Varian Medical Systems, Inc. (a)                                                                       2,136
       566 Viropharma, Inc. (a)                                                                                   2,349
        60 Waters Corp. (a)                                                                                       2,113
       157 WellPoint, Inc. (a)                                                                                    5,325
       421 Wyeth                                                                                                 17,185
        85 Zimmer Holdings, Inc. (a)                                                                              2,977
                                                                                               -------------------------
                                                                                                                391,599
                                                                                               -------------------------
           INDUSTRIALS - 3.3%
       204 3M Co.                                                                                                 9,274
        53 AGCO Corp. (a)                                                                                           908
        82 Ametek, Inc.                                                                                           2,170
       180 AMR Corp. (a)                                                                                            736
        77 Avery Dennison Corp.                                                                                   1,551
        85 BE Aerospace, Inc. (a)                                                                                   634
       224 Boeing Co.                                                                                             7,043
       109 Burlington Northern Santa Fe Corp.                                                                     6,406
       178 Caterpillar, Inc.                                                                                      4,381
        83 CH Robinson Worldwide, Inc.                                                                            3,435
       124 Cintas Corp.                                                                                           2,516
       106 Cooper Industries Ltd. - Class A (Bermuda)                                                             2,235
       110 Covanta Holding Corp. (a)                                                                              1,675
       132 CSX Corp.                                                                                              3,258
        97 Cummins, Inc.                                                                                          2,018
       105 Danaher Corp.                                                                                          5,330
       130 Deere & Co.                                                                                            3,574
       211 Delta Air Lines, Inc. (a)                                                                              1,061
       114 Dover Corp.                                                                                            2,843
        36 Dun & Bradstreet Corp.                                                                                 2,663
        67 Eaton Corp.                                                                                            2,422
       233 Emerson Electric Co.                                                                                   6,233
       102 Ener1, Inc. (a)                                                                                          319
        25 Energy Conversion Devices, Inc. (a)                                                                      548
        98 EnergySolutions, Inc.                                                                                    632
        96 Equifax, Inc.                                                                                          2,064
       107 Expeditors International of Washington, Inc.                                                           2,948
       100 Fastenal Co.                                                                                           3,012
        97 FedEx Corp.                                                                                            4,191
        31 First Solar, Inc. (a)                                                                                  3,278
        36 Flowserve Corp.                                                                                        1,817
        78 Fluor Corp.                                                                                            2,594
        66 Foster Wheeler AG (Switzerland) (a)                                                                      993
       122 General Dynamics Corp.                                                                                 5,346
     2,847 General Electric Co.                                                                                  24,228
        68 Goodrich Corp.                                                                                         2,254
        63 Harsco Corp.                                                                                           1,302
       245 Hertz Global Holdings, Inc. (a)                                                                          774
       225 Honeywell International, Inc.                                                                          6,037
       181 Illinois Tool Works, Inc.                                                                              5,032
       124 Iron Mountain, Inc. (a)                                                                                2,304
        94 ITT Corp.                                                                                              3,511
        58 Jacobs Engineering Group, Inc. (a)                                                                     1,957
       105 JB Hunt Transport Services, Inc.                                                                       2,140
        54 Joy Global, Inc.                                                                                         943
       107 KBR, Inc.                                                                                              1,348
        52 L-3 Communications Holdings, Inc.                                                                      3,518
       113 Lockheed Martin Corp.                                                                                  7,131
        85 Manitowoc Co., Inc. (The)                                                                                349
        59 Manpower, Inc.                                                                                         1,645
       238 Masco Corp.                                                                                            1,226
        98 McDermott International, Inc. (Panama) (a)                                                             1,155
       105 Monster Worldwide, Inc. (a)                                                                              692
       137 Norfolk Southern Corp.                                                                                 4,346
       112 Northrop Grumman Corp.                                                                                 4,184
       148 PACCAR, Inc.                                                                                           3,710
       108 Pall Corp.                                                                                             2,567
        79 Parker Hannifin Corp.                                                                                  2,636
        91 Pitney Bowes, Inc.                                                                                     1,755
        55 Precision Castparts Corp.                                                                              3,049
       143 Quanta Services, Inc. (a)                                                                              2,517
       133 Raytheon Co.                                                                                           5,316
       245 Republic Services, Inc.                                                                                4,876
       133 Robert Half International, Inc.                                                                        2,044
        75 Rockwell Automation, Inc.                                                                              1,508
        86 Rockwell Collins, Inc.                                                                                 2,683
        70 Roper Industries, Inc.                                                                                 2,895
       123 RR Donnelley & Sons Co.                                                                                  958
        53 Ryder System, Inc.                                                                                     1,212
        49 Shaw Group, Inc. (The) (a)                                                                             1,144
       359 Southwest Airlines Co.                                                                                 2,115
       141 Spirit Aerosystems Holdings, Inc. - Class A (a)                                                        1,399
        34 SPX Corp.                                                                                              1,506
        56 Stericycle, Inc. (a)                                                                                   2,687
         7 Sunpower Corp. - Class A (a)                                                                             195
        65 Terex Corp. (a)                                                                                          580
        92 Textron, Inc.                                                                                            520
        96 UAL Corp.                                                                                                471
       160 Union Pacific Corp.                                                                                    6,003
       267 United Parcel Service, Inc. - Class B                                                                 10,995
       270 United Technologies Corp.                                                                             11,024
        79 USG Corp. (a)                                                                                            456
       154 Waste Management, Inc.                                                                                 4,158
        54 WW Grainger, Inc.                                                                                      3,573
                                                                                               -------------------------
                                                                                                                260,736
                                                                                               -------------------------
           INFORMATION TECHNOLOGY - 5.7%
       469 Activision Blizzard, Inc. (a)                                                                          4,704
       202 Adobe Systems, Inc. (a)                                                                                3,373
       476 Advanced Micro Devices, Inc. (a)                                                                       1,038
        71 Affiliated Computer Services, Inc. - Class A (a)                                                       3,311
       193 Agilent Technologies, Inc. (a)                                                                         2,677
       100 Akamai Technologies, Inc. (a)                                                                          1,809
        61 Alliance Data Systems Corp. (a)                                                                        1,806
       226 Altera Corp.                                                                                           3,464
       126 Amphenol Corp. - Class A                                                                               3,203
       154 Analog Devices, Inc.                                                                                   2,870
       283 Apple, Inc. (a)                                                                                       25,275
       316 Applied Materials, Inc.                                                                                2,910
       127 Arrow Electronics, Inc. (a)                                                                            2,112
       126 Autodesk, Inc. (a)                                                                                     1,599
       171 Automatic Data Processing, Inc.                                                                        5,840
       113 Avnet, Inc. (a)                                                                                        1,951
       112 BMC Software, Inc. (a)                                                                                 3,319
       249 Broadcom Corp. - Class A (a)                                                                           4,096
       229 CA, Inc.                                                                                               3,882
     1,816 Cisco Systems, Inc. (a)                                                                               26,459
       112 Citrix Systems, Inc. (a)                                                                               2,305
       153 Cognizant Technology Solutions Corp. - Class A (a)                                                     2,815
        92 Computer Sciences Corp. (a)                                                                            3,196
       566 Corning, Inc.                                                                                          5,971
       684 Dell, Inc. (a)                                                                                         5,835
        77 Dolby Laboratories, Inc. - Class A (a)                                                                 2,160
        60 DST Systems, Inc. (a)                                                                                  1,765
       426 eBay, Inc. (a)                                                                                         4,631
       127 Electronic Arts, Inc. (a)                                                                              2,071
       777 EMC Corp. (a)                                                                                          8,159
        98 Fidelity National Information Services, Inc.                                                           1,715
        81 Fiserv, Inc. (a)                                                                                       2,642
       109 FLIR Systems, Inc. (a)                                                                                 2,225
        98 Google, Inc. - Class A (a)                                                                            33,123
       102 Harris Corp.                                                                                           3,803
        73 Hewitt Associates, Inc. - Class A (a)                                                                  2,154
       720 Hewlett-Packard Co.                                                                                   20,902
        72 IAC InterActiveCorp (a)                                                                                1,075
     1,589 Intel Corp.                                                                                           20,244
       383 International Business Machines Corp.                                                                 35,247
       154 Intuit, Inc. (a)                                                                                       3,510
       241 Juniper Networks, Inc. (a)                                                                             3,425
        90 Kla-Tencor Corp.                                                                                       1,553
        83 Lam Research Corp. (a)                                                                                 1,623
       140 Linear Technology Corp.                                                                                3,052
       607 LSI Corp. (a)                                                                                          1,760
        46 Mastercard, Inc. - Class A                                                                             7,269
       101 McAfee, Inc. (a)                                                                                       2,823
        79 MEMC Electronic Materials, Inc. (a)                                                                    1,186
       133 Microchip Technology, Inc.                                                                             2,496
       481 Micron Technology, Inc. (a)                                                                            1,549
     2,821 Microsoft Corp.                                                                                       45,559
       185 Molex, Inc.                                                                                            2,103
       951 Motorola, Inc.                                                                                         3,348
       173 National Semiconductor Corp.                                                                           1,886
       181 NCR Corp. (a)                                                                                          1,434
       213 Nvidia Corp. (a)                                                                                       1,764
     1,511 Oracle Corp.                                                                                          23,481
       153 Paychex, Inc.                                                                                          3,375
       487 QUALCOMM, Inc.                                                                                        16,280
       163 Red Hat, Inc. (a)                                                                                      2,231
        63 Salesforce.com, Inc. (a)                                                                               1,764
       149 SanDisk Corp. (a)                                                                                      1,328
       398 Sun Microsystems, Inc. (a)                                                                             1,863
       343 Symantec Corp. (a)                                                                                     4,744
       154 Teradata Corp. (a)                                                                                     2,381
       341 Texas Instruments, Inc.                                                                                4,893
       149 Total System Services, Inc.                                                                            1,874
       109 VeriSign, Inc. (a)                                                                                     2,107
       200 Visa, Inc. - Class A                                                                                  11,342
       147 VMware, Inc. - Class A (a)                                                                             3,052
       157 Western Digital Corp. (a)                                                                              2,145
       282 Western Union Co. (The)                                                                                3,147
       449 Xerox Corp.                                                                                            2,326
       167 Xilinx, Inc.                                                                                           2,953
       465 Yahoo!, Inc. (a)                                                                                       6,152
                                                                                               -------------------------
                                                                                                                451,514
                                                                                               -------------------------
           MATERIALS - 1.3%
        55 Air Products & Chemicals, Inc.                                                                         2,544
        55 Airgas, Inc.                                                                                           1,693
        54 AK Steel Holding Corp.                                                                                   334
        79 Albemarle Corp.                                                                                        1,529
       257 Alcoa, Inc.                                                                                            1,601
        45 Allegheny Technologies, Inc.                                                                             885
        63 Ball Corp.                                                                                             2,538
        81 Celanese Corp. - Class A                                                                                 692
        28 CF Industries Holdings, Inc.                                                                           1,801
       116 Crown Holdings, Inc. (a)                                                                               2,445
       262 Dow Chemical Co. (The)                                                                                 1,876
        44 Eastman Chemical Co.                                                                                     904
        93 Ecolab, Inc.                                                                                           2,956
       213 EI Du Pont de Nemours & Co.                                                                            3,996
        46 FMC Corp.                                                                                              1,860
       129 Freeport-McMoRan Copper & Gold, Inc.                                                                   3,924
       121 Huntsman Corp.                                                                                           319
       125 Innophos Holdings, Inc.                                                                                1,328
        72 International Flavors & Fragrances, Inc.                                                               1,894
       155 International Paper Co.                                                                                  882
        51 Lubrizol Corp.                                                                                         1,402
        27 Martin Marietta Materials, Inc.                                                                        2,067
       100 MeadWestvaco Corp.                                                                                       934
       157 Monsanto Co.                                                                                          11,974
       146 Mosaic Co. (The)                                                                                       6,285
       141 Newmont Mining Corp.                                                                                   5,870
       102 Nucor Corp.                                                                                            3,432
        63 Owens-Illinois, Inc. (a)                                                                                 971
       123 Pactiv Corp. (a)                                                                                       1,947
        69 PPG Industries, Inc.                                                                                   2,143
        87 Praxair, Inc.                                                                                          4,937
        49 Reliance Steel & Aluminum Co.                                                                          1,166
        85 Rohm & Haas Co.                                                                                        4,426
       119 Sealed Air Corp.                                                                                       1,328
        51 Sigma-Aldrich Corp.                                                                                    1,821
       269 Southern Copper Corp.                                                                                  3,688
       106 Steel Dynamics, Inc.                                                                                     885
        60 Terra Industries, Inc.                                                                                 1,547
       127 Titanium Metals Corp.                                                                                    742
        46 United States Steel Corp.                                                                                905
        52 Vulcan Materials Co.                                                                                   2,153
        79 Weyerhaeuser Co.                                                                                       1,909
                                                                                               -------------------------
                                                                                                                 98,533
                                                                                               -------------------------
           TELECOMMUNICATION SERVICES - 1.2%
       142 American Tower Corp. - Class A (a)                                                                     4,135
     1,727 AT&T, Inc.                                                                                            41,051
        94 CenturyTel, Inc.                                                                                       2,475
       114 Crown Castle International Corp. (a)                                                                   2,000
        78 Embarq Corp.                                                                                           2,728
       287 Frontier Communications Corp.                                                                          2,066
       189 MetroPCS Communications, Inc. (a)                                                                      2,741
        86 NII Holdings, Inc. (a)                                                                                 1,102
       725 Qwest Communications International, Inc.                                                               2,458
       915 Sprint Nextel Corp.                                                                                    3,010
        56 Telephone & Data Systems, Inc.                                                                         1,652
        37 US Cellular Corp. (a)                                                                                  1,273
       786 Verizon Communications, Inc.                                                                          22,425
       300 Windstream Corp.                                                                                       2,238
                                                                                               -------------------------
                                                                                                                 91,354
                                                                                               -------------------------
           UTILITIES - 1.4%
       255 AES Corp. (The) (a)                                                                                    1,606
        92 Allegheny Energy, Inc.                                                                                 2,175
       111 Alliant Energy Corp.                                                                                   2,567
        78 Ameren Corp.                                                                                           1,855
       113 American Electric Power Co., Inc.                                                                      3,170
       294 Centerpoint Energy, Inc.                                                                               3,034
       213 CMS Energy Corp.                                                                                       2,356
       101 Consolidated Edison, Inc.                                                                              3,657
        44 Constellation Energy Group, Inc.                                                                         869
        20 Dominion Resources, Inc.                                                                                 604
       105 DTE Energy Co.                                                                                         2,811
       387 Duke Energy Corp.                                                                                      5,213
       515 Dynegy, Inc. - Class A (a)                                                                               670
        85 Edison International                                                                                   2,314
        53 Energen Corp.                                                                                          1,420
        42 Entergy Corp.                                                                                          2,830
        58 EQT Corp.                                                                                              1,784
       127 Exelon Corp.                                                                                           5,997
        24 FirstEnergy Corp.                                                                                      1,021
        68 FPL Group, Inc.                                                                                        3,082
        84 Integrys Energy Group, Inc.                                                                            2,020
       149 MDU Resources Group, Inc.                                                                              2,256
       129 Mirant Corp. (a)                                                                                       1,578
        85 National Fuel Gas Co.                                                                                  2,576
       238 NiSource, Inc.                                                                                         2,083
       152 Northeast Utilities                                                                                    3,330
       111 NRG Energy, Inc. (a)                                                                                   2,098
       255 NSTAR                                                                                                  8,203
        79 Oneok, Inc.                                                                                            1,765
       144 Pepco Holdings, Inc.                                                                                   2,160
       106 PG&E Corp.                                                                                             4,051
       108 Pinnacle West Capital Corp.                                                                            2,836
        86 PPL Corp.                                                                                              2,399
        91 Progress Energy, Inc.                                                                                  3,223
       114 Public Service Enterprise Group, Inc.                                                                  3,111
        78 Questar Corp.                                                                                          2,249
       172 Reliant Energy, Inc. (a)                                                                                 595
       101 SCANA Corp.                                                                                            3,043
        75 Sempra Energy                                                                                          3,118
        43 Southern Co.                                                                                           1,303
       277 TECO Energy, Inc.                                                                                      2,656
        78 Wisconsin Energy Corp.                                                                                 3,106
       203 Xcel Energy, Inc.                                                                                      3,601
                                                                                               -------------------------
                                                                                                                112,395
                                                                                               -------------------------

           TOTAL COMMON STOCK - 32.5%                                                                         2,557,231
           (Cost $4,599,820)                                                                   -------------------------


 PRINCIPAL                                                      RATING
    AMOUNT DESCRIPTION                                          (S&P)*      COUPON    MATURITY                    VALUE
------------------------------------------------------------------------------------------------------------------------

           CORPORATE BONDS -- 8.4%
           CONSUMER DISCRETIONARY - 0.7%
     3,000 CBS Corp.                                            BBB         7.875%     7/30/30               $    1,941
     1,000 Daimler Finance North America LLC                    A-          8.500%     1/18/31                      906
     6,000 Home Depot, Inc.                                     BBB+        5.200%      3/1/11                    6,026
     2,000 Home Depot, Inc.                                     BBB+        5.400%      3/1/16                    1,784
    10,000 Macys Retail Holdings, Inc.                          BBB-        5.350%     3/15/12                    7,542
     1,000 McDonald's Corp.                                     A           6.300%    10/15/37                    1,049
     4,000 Omnicom Group, Inc.                                  A-          5.900%     4/15/16                    3,466
     4,000 Thomson Reuters Corp. (Canada)                       A-          5.700%     10/1/14                    3,963
     4,000 Time Warner Cable, Inc.                              BBB+        5.850%      5/1/17                    3,617
     6,000 Time Warner, Inc.                                    BBB+        6.750%     4/15/11                    6,089
     2,000 Time Warner, Inc.                                    BBB+        7.625%     4/15/31                    1,876
     1,000 Viacom, Inc.                                         BBB         6.875%     4/30/36                      742
    12,000 Walt Disney Co. (The)                                A           6.375%      3/1/12                   12,883
                                                                                               -------------------------
                                                                                                                 51,884
                                                                                               -------------------------
           CONSUMER STAPLES - 0.7%
     4,000 Bottling Group LLC                                   A           5.500%      4/1/16                    4,162
     4,000 Coca-Cola Enterprises, Inc.                          A           8.500%      2/1/22                    4,657
     4,000 CVS Caremark Corp.                                   BBB+        5.750%      6/1/17                    3,902
    12,000 Kellogg Co.                                          BBB+        6.600%      4/1/11                   12,818
     4,000 Kimberly-Clark Corp.                                 A           6.125%      8/1/17                    4,191
     6,000 Kraft Foods, Inc.                                    BBB+        5.625%     11/1/11                    6,270
     2,000 Kroger Co. (The)                                     BBB-        6.400%     8/15/17                    2,027
     4,000 Miller Brewing Co. (b)                               BBB+        5.500%     8/15/13                    3,812
     8,000 Procter & Gamble Co.                                 AA-         5.550%      3/5/37                    7,966
     3,000 Safeway, Inc.                                        BBB         5.800%     8/15/12                    3,078
                                                                                               -------------------------
                                                                                                                 52,883
                                                                                               -------------------------
           ENERGY - 0.6%
     5,000 Anadarko Petroleum Corp.                             BBB-        5.950%     9/15/16                    4,451
     4,000 ConoCo Phillips Holding Co.                          A           6.950%     4/15/29                    4,065
     6,000 Devon Financing Corp. ULC (Canada)                   BBB+        6.875%     9/30/11                    6,314
     1,000 Energy Transfer Partners LP                          BBB-        6.625%    10/15/36                      748
     3,000 Enterprise Products Operating LP                     BBB-        5.600%    10/15/14                    2,786
     7,000 Hess Corp.                                           BBB-        6.650%     8/15/11                    7,120
     6,000 Kinder Morgan Energy Partners LP                     BBB         5.000%    12/15/13                    5,679
     4,000 ONEOK Partners LP                                    BBB         6.150%     10/1/16                    3,556
     3,000 Spectra Energy Capital LLC                           BBB         8.000%     10/1/19                    2,951
     4,000 Transocean, Inc. (Cayman Islands)                    BBB+        6.000%     3/15/18                    3,776
     1,000 Valero Energy Corp.                                  BBB         6.625%     6/15/37                      763
     3,000 Williams Cos., Inc.                                  BB+         8.750%     3/15/32                    2,805
     2,000 XTO Energy, Inc.                                     BBB         6.750%      8/1/37                    1,784
                                                                                               -------------------------
                                                                                                                 46,798
                                                                                               -------------------------
           FINANCIALS - 3.2%
     3,000 Allstate Corp. (The)                                 A-          5.550%      5/9/35                    2,352
     6,000 American Express Co.                                 A           5.500%     9/12/16                    5,471
     4,000 American International Group, Inc.                   A-          5.850%     1/16/18                    2,114
     5,000 Bank of America Corp.                                A           5.625%    10/14/16                    4,219
    15,000 Bank of America Corp.                                A           5.750%     12/1/17                   12,686
     6,000 Bear Stearns Cos. LLC (The)                          A+          4.500%    10/28/10                    5,690
    10,000 Bear Stearns Cos. LLC (The)                          A+          5.700%    11/15/14                    9,923
     3,000 Capital One Financial Corp.                          BBB         6.150%      9/1/16                    2,175
     1,000 Chubb Corp.                                          A+          6.000%     5/11/37                      875
     3,000 Citigroup, Inc.                                      A           5.300%    10/17/12                    1,872
     6,000 Citigroup, Inc.                                      A           6.125%    11/21/17                    5,322
     9,000 Citigroup, Inc.                                      A-          6.625%     6/15/32                    7,687
    10,000 Credit Suisse USA, Inc.                              A+          6.125%    11/15/11                   10,126
     4,000 General Electric Capital Corp.                       AA+         5.250%    10/19/12                    3,999
     9,000 General Electric Capital Corp.                       AA+         5.375%    10/20/16                    8,200
    10,000 General Electric Capital Corp.                       AA+         5.875%     2/15/12                    8,192
    15,000 General Electric Capital Corp.                       AA+         6.750%     3/15/32                   14,728
    15,000 Goldman Sachs Group, Inc. (The)                      A           6.125%     2/15/33                   11,954
    10,000 HSBC Finance Corp.                                   A           6.375%    10/15/11                   10,162
     3,000 Jefferies Group, Inc.                                BBB         6.250%     1/15/36                    1,625
    12,000 John Deere Capital Corp.                             A           7.000%     3/15/12                   12,849
     1,000 JPMorgan Chase & Co.                                 A           5.150%     10/1/15                      967
    15,000 JPMorgan Chase & Co.                                 A+          6.000%     1/15/18                   13,620
     3,000 Marsh & McLennan Cos., Inc.                          BBB-        5.375%     7/15/14                    2,598
     9,000 Merrill Lynch & Co., Inc.                            A           6.400%     8/28/17                    7,081
     6,000 MetLife, Inc.                                        A-          5.700%     6/15/35                    4,762
     4,000 Morgan Stanley                                       A-          4.750%      4/1/14                    3,751
    10,000 Morgan Stanley                                       A           5.300%      3/1/13                    8,385
    21,000 National Rural Utilities Cooperative Finance Corp.   A           7.250%      3/1/12                   22,246
     4,000 News America, Inc.                                   BBB+        6.400%    12/15/35                    3,142
     3,000 Principal Financial Group, Inc.                      A-          6.050%    10/15/36                    1,852
     3,000 Prologis                                             BBB-        5.625%    11/15/16                    1,692
     3,000 Prudential Financial, Inc.                           A+          6.000%     12/1/17                    2,514
     3,000 Realty Income Corp.                                  BBB         6.750%     8/15/19                    2,061
     3,000 Simon Property Group LP                              A-          5.250%     12/1/16                    2,354
     3,000 Swiss Re Insurance Solutions Holding Corp.           A-          7.000%     2/15/26                    2,353
     3,000 Travelers Cos., Inc. (The)                           A-          6.250%     6/15/37                    2,738
     6,000 Unilever Capital Corp.                               A+          7.125%     11/1/10                    6,441
    15,000 Wachovia Corp.                                       AA-         5.250%      8/1/14                   13,529
    10,000 Wells Fargo & Co.                                    AA          4.875%     1/12/11                   10,060
                                                                                               -------------------------
                                                                                                                254,367
                                                                                               -------------------------
           HEALTH CARE - 0.9%
     4,000 Abbott Laboratories                                  AA          5.600%     5/15/11                    4,241
    15,000 Abbott Laboratories                                  AA          5.875%     5/15/16                   16,015
     4,000 Aetna, Inc.                                          A-          6.000%     6/15/16                    3,839
     4,000 Bristol-Myers Squibb Co.                             A+          5.875%    11/15/36                    3,943
     3,000 Cigna Corp.                                          BBB         7.875%     5/15/27                    2,578
     2,000 Humana, Inc.                                         BBB         6.450%      6/1/16                    1,739
    15,000 Merck & Co., Inc.                                    AA-         4.750%      3/1/15                   15,423
     3,000 Schering-Plough Corp.                                A-          6.000%     9/15/17                    3,013
    15,000 UnitedHealth Group, Inc.                             A-          5.250%     3/15/11                   15,139
     6,000 WellPoint, Inc.                                      A-          5.250%     1/15/16                    5,429
     4,000 Wyeth                                                A+          5.950%      4/1/37                    4,066
                                                                                               -------------------------
                                                                                                                 75,425
                                                                                               -------------------------
           INDUSTRIALS - 0.1%
     3,000 Caterpillar, Inc.                                    A           6.050%     8/15/36                    2,558
     2,000 Lockheed Martin Corp.                                A-          6.150%      9/1/36                    2,027
     1,000 Norfolk Southern Corp.                               BBB+        7.050%      5/1/37                    1,020
     4,000 United Technologies Corp.                            A           4.875%      5/1/15                    4,097
                                                                                               -------------------------
                                                                                                                  9,702
                                                                                               -------------------------
           INFORMATION TECHNOLOGY - 0.4%
     3,000 Cisco Systems, Inc.                                  A+          5.250%     2/22/11                    3,172
    21,000 International Business Machines Corp.                A+          4.750%    11/29/12                   22,085
     4,000 Oracle Corp.                                         A           5.250%     1/15/16                    4,046
     4,000 Western Union Co. (The)                              A-          5.930%     10/1/16                    3,749
                                                                                               -------------------------
                                                                                                                 33,052
                                                                                               -------------------------
           MATERIALS - 0.1%
     6,000 Weyerhaeuser Co.                                     BBB-        6.750%     3/15/12                    5,680
                                                                                               -------------------------

           TELECOMMUNICATION SERVICES - 1.0%
     3,000 AT&T, Inc.                                           A           5.100%     9/15/14                    2,953
    15,000 AT&T, Inc.                                           A           5.625%     6/15/16                   14,875
    19,000 Comcast Cable Communications Holdings, Inc.          BBB+        8.375%     3/15/13                   20,268
     3,000 Comcast Cable Communications LLC                     BBB+        7.125%     6/15/13                    3,089
     6,000 COX Communications, Inc.                             BBB-        5.450%    12/15/14                    5,414
     4,000 Historic TW, Inc.                                    BBB+        9.125%     1/15/13                    4,182
    12,000 New Cingular Wireless Services, Inc.                 A           7.875%      3/1/11                   12,825
     2,000 Verizon Global Funding Corp.                         A           7.375%      9/1/12                    2,056
    11,000 Verizon Global Funding Corp.                         A           7.750%     12/1/30                   11,778
                                                                                               -------------------------
                                                                                                                 77,440
                                                                                               -------------------------
           UTILITIES - 0.7%
     8,000 Arizona Public Service Co.                           BBB-        6.375%    10/15/11                    7,884
     4,000 Commonwealth Edison Co.                              BBB+        5.950%     8/15/16                    3,919
     4,000 Consolidated Edison Co. of New York, Inc.            A-          5.500%     9/15/16                    4,014
     4,000 Constellation Energy Group, Inc.                     BBB         4.550%     6/15/15                    3,235
     3,000 Duke Energy Ohio, Inc.                               A-          5.700%     9/15/12                    3,034
     2,000 Energy East Corp.                                    BBB         6.750%     7/15/36                    1,469
     3,000 FirstEnergy Corp.                                    BBB-        7.375%    11/15/31                    2,560
     3,000 Indiana Michigan Power Co.                           BBB         6.050%     3/15/37                    2,513
     6,000 Midamerican Energy Holdings Co.                      BBB+        6.125%      4/1/36                    5,547
     3,000 Pacific Gas & Electric Co.                           BBB+        6.050%      3/1/34                    2,990
     4,000 Pepco Holdings, Inc.                                 BBB-        6.450%     8/15/12                    3,905
     2,000 Progress Energy, Inc.                                BBB         6.850%     4/15/12                    2,063
     8,000 Progress Energy, Inc.                                BBB         7.100%      3/1/11                    8,217
     4,000 Southern Power Co.                                   BBB+        4.875%     7/15/15                    3,647
     3,000 Virginia Electric and Power Co.                      A-          6.000%     5/15/37                    2,887
                                                                                               -------------------------
                                                                                                                 57,884
                                                                                               -------------------------
           TOTAL CORPORATE BONDS - 8.4%
           (Cost $719,630)                                                                                      665,115
                                                                                               -------------------------

           U.S. GOVERNMENT AND AGENCY SECURITIES - 28.6%
           MORTGAGE BACKED SECURITIES-- 13.7%
   140,000 Fannie Mae                                           AAA         4.500%      3/1/24                  142,450
    60,000 Fannie Mae                                           AAA         5.000%      3/1/39                   61,031
   180,000 Fannie Mae                                           AAA         5.500%      3/1/39                  184,388
   150,000 Fannie Mae                                           AAA         6.500%      3/1/39                  156,844
   150,000 Freddie Mac                                          AAA         5.500%      3/1/39                  153,609
   210,000 Freddie Mac                                          AAA         6.000%      3/1/39                  217,350
   160,000 Ginnie Mae                                           AAA         5.500%      3/1/39                  164,300
                                                                                               -------------------------
                                                                                                              1,079,972
                                                                                               -------------------------
           U.S. GOVERNMENT AGENCY SECURITIES - 3.9%
    41,000 Fannie Mae                                           AAA         5.375%     7/15/16                   46,023
     6,000 Fannie Mae                                           AAA         5.500%     3/15/11                    6,472
    36,000 Fannie Mae                                           AAA         6.000%     5/15/11                   39,396
     2,000 Fannie Mae                                           AAA         6.625%    11/15/30                    2,606
    12,000 Federal Farm Credit Bank                             AAA         4.875%     2/18/11                   12,742
    10,000 Federal Home Loan Banks                              AAA         3.875%     6/14/13                   10,525
    25,000 Federal Home Loan Banks                              AAA         4.375%     3/17/10                   25,812
    20,000 Federal Home Loan Banks                              AAA         4.625%     2/18/11                   21,130
    10,000 Federal Home Loan Banks                              AAA         4.750%    12/16/16                   10,714
    15,000 Federal Home Loan Banks                              AAA         4.875%    11/18/11                   16,161
    20,000 Federal Home Loan Banks                              AAA         5.750%     5/15/12                   22,243
    36,000 Freddie Mac                                          AAA         4.500%     1/15/14                   38,992
    40,000 Freddie Mac                                          AAA         5.125%     7/15/12                   44,198
    11,000 Freddie Mac                                          AAA         6.250%     7/15/32                   13,888
                                                                                               -------------------------
                                                                                                                310,902
                                                                                               -------------------------
           U.S. TREASURY SECURITIES - 11.0%
    25,000 United States Treasury Note/Bond                     NR          2.000%     9/30/10                   25,442
    90,000 United States Treasury Note/Bond                     NR          2.750%     7/31/10                   92,436
    25,000 United States Treasury Note/Bond                     NR          2.875%     1/31/13                   26,162
    15,000 United States Treasury Note/Bond                     NR          3.625%     5/15/13                   16,136
    15,000 United States Treasury Note/Bond                     NR          3.750%    11/15/18                   15,894
     5,000 United States Treasury Note/Bond                     NR          3.875%     2/15/13                    5,427
     9,000 United States Treasury Note/Bond                     NR          4.000%    11/15/12                    9,780
    27,000 United States Treasury Note/Bond                     NR          4.000%     2/15/14                   29,694
    49,000 United States Treasury Note/Bond                     NR          4.000%     4/15/10                   50,767
    40,000 United States Treasury Note/Bond                     NR          4.125%     5/15/15                   43,950
    16,000 United States Treasury Note/Bond                     NR          4.250%    11/15/13                   17,751
    15,000 United States Treasury Note/Bond                     NR          4.250%     8/15/14                   16,716
    70,000 United States Treasury Note/Bond                     NR          4.250%     9/30/12                   76,409
     3,000 United States Treasury Note/Bond                     NR          4.250%    11/15/17                    3,296
    30,000 United States Treasury Note/Bond                     NR          4.500%     2/15/36                   33,225
    10,000 United States Treasury Note/Bond                     NR          4.500%     5/15/38                   11,353
     9,000 United States Treasury Note/Bond                     NR          4.500%    11/30/11                    9,778
    24,000 United States Treasury Note/Bond                     NR          4.625%    11/15/16                   27,011
    24,000 United States Treasury Note/Bond                     NR          4.750%     8/15/17                   27,210
    14,000 United States Treasury Note/Bond                     NR          5.125%     5/15/16                   16,248
     8,000 United States Treasury Note/Bond                     NR          5.750%     8/15/10                    8,582
    18,000 United States Treasury Note/Bond                     NR          6.125%     8/15/29                   23,338
    30,000 United States Treasury Note/Bond                     NR          6.250%     8/15/23                   37,580
    14,000 United States Treasury Note/Bond                     NR          6.375%     8/15/27                   18,329
    28,000 United States Treasury Note/Bond                     NR          6.625%     2/15/27                   37,503
    35,000 United States Treasury Note/Bond                     NR          7.250%     5/15/16                   44,453
     6,000 United States Treasury Note/Bond                     NR          7.875%     2/15/21                    8,336
    27,000 United States Treasury Note/Bond                     NR          8.000%    11/15/21                   38,213
    14,000 United States Treasury Note/Bond                     NR          8.750%     8/15/20                   20,484
    35,000 United States Treasury Note/Bond                     NR          8.875%     2/15/19                   50,701
    15,000 United States Treasury Note/Bond                     NR          9.125%     5/15/18                   21,905
                                                                                               -------------------------
                                                                                                                864,109
                                                                                               -------------------------
           TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 28.6%
           (Cost $2,214,497)                                                                                  2,254,983
                                                                                               -------------------------

           TOTAL LONG-TERM INVESTMENTS - 69.5%                                                                5,477,329
           (Cost $7,533,947)                                                                   -------------------------


           SHORT-TERM INVESTMENTS - 29.2%
           CORPORATE BONDS - 2.6%
           CONSUMER DISCRETIONARY - 0.1%
    12,000 Daimler Finance North America LLC                    A-          7.200%      9/1/09                   11,965
                                                                                               -------------------------

           FINANCIALS - 2.0%
     6,000 American General Finance Corp.                       BB+         3.875%     10/1/09                    3,960
    10,000 Berkshire Hathaway Finance Corp.                     AAA         4.125%     1/15/10                   10,178
    90,000 FleetBoston Financial Corp.                          A-          7.375%     12/1/09                   88,819
     2,000 JPMorgan Chase & Co.                                 A           7.000%    11/15/09                    2,030
     3,000 National City Corp.                                  A           3.125%     4/30/09                    2,993
     4,000 PNC Funding Corp.                                    A-          7.500%     11/1/09                    3,986
    42,000 United Technologies Corp.                            A           6.500%      6/1/09                   42,390
                                                                                               -------------------------
                                                                                                                154,356
                                                                                               -------------------------
           TELECOMMUNICATION SERVICES - 0.5%
    42,000 AT&T, Inc.                                           A           4.125%     9/15/09                   42,438
                                                                                               -------------------------

           TOTAL CORPORATE BONDS - 2.6%                                                                         208,759
                                                                                               -------------------------

           U.S. GOVERNMENT AND AGENCY SECURITIES -  22.7%
   131,000 Fannie Mae                                           AAA         4.250%     5/15/09                  131,929
   450,000 Fannie Mae                                           AAA         6.625%     9/15/09                  463,487
   576,000 Fannie Mae Discount Note (c)                         AAA         0.225%      3/4/09                  575,996
    55,000 Federal Home Loan Bank                               AAA         2.465%      5/5/09                   55,179
   400,000 Freddie Mac                                          AAA         4.125%      9/1/09                  406,151
   150,000 Freddie Mac                                          AAA         4.250%     7/15/09                  152,016
                                                                                               -------------------------
                                                                                                              1,784,758
                                                                                               -------------------------
           U.S. TREASURY SECURITIES - 3.9%
   189,000 United States Treasury Bill (c)                      NR          0.214%     3/26/09                  188,981
    27,000 United States Treasury Note/Bond                     NR          3.125%     4/15/09                   27,093
    26,000 United States Treasury Note/Bond                     NR          3.375%     9/15/09                   26,390
    35,000 United States Treasury Note/Bond                     NR          3.625%     7/15/09                   35,416
    27,000 United States Treasury Note/Bond                     NR          4.500%     4/30/09                   27,185
                                                                                               -------------------------
                                                                                                                305,065
                                                                                               -------------------------
           TOTAL SHORT-TERM INVESTMENTS - 29.2%
           (Cost $2,304,275)                                                                                  2,298,582
                                                                                               -------------------------

           TOTAL INVESTMENTS - 98.7%
           (Cost $9,838,222)                                                                                  7,775,911
           Other Assets in excess of Liabilities - 1.3%                                                         103,472
                                                                                               -------------------------
           NET ASSETS - 100.0%                                                                              $ 7,879,383
                                                                                               =========================





(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to 0.05% of net assets.

(c) Zero-coupon bond. Interest rate shown reflects yield as of February 28, 2009.


AG -       Stock Corporation
LLC-       Limited Liability Company
LP -       Limited Partnership
REIT -     Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively. Ratings are unaudited.

See previously submitted notes to financial statements for the period ended November 30, 2008.

------------------------------------------------------------------------
                         Country Allocation**
------------------------------------------------------------------------
United States                                                     99.3%
Canada                                                             0.2%
Netherlands Antilles                                               0.2%
Cayman Islands                                                     0.1%
Bermuda                                                            0.1%
Panama                                                             0.1%
Switzerland                                                        0.0%
------------------------------------------------------------------------

**   Subject to change daily. Based on total investments.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
(value in $000s)
Assets:
Level 1                                                      $ 2,557                     $ -                   $ 2,557
Level 2                                                        5,219                       -                     5,219
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $ 7,776                     $ -                   $ 7,776
                                                =====================    ====================    ======================

Liabilities:
Level 1                                                      $     -                     $ -                   $     -
Level 2                                                            -                       -                         -
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $     -                     $ -                   $     -
                                                =====================    ====================    ======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
Beginning Balance at 5/31/08                                 $     -                     $ -                   $     -
Total Realized Gain/Loss                                           -                       -                         -
Change in Unrealized Gain/Loss                                     -                       -                         -
Net Purchases and Sales                                            -                       -                         -
Net Transfers In/Out                                               -                       -                         -
                                                ---------------------    --------------------    ----------------------
Ending Balance at 2/28/09                                    $     -                     $ -                   $     -
                                                =====================    ====================    ======================


UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

     PRINCIPAL
     AMOUNT                 DESCRIPTION                                     RATING (S&P)* COUPON      MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------------

                            CORPORATE BONDS -- 26.4%
                            BANKING -- 2.0%
       $25,000              Bank of America Corp.                           A+            5.625%      10/14/16        $   21,143
         5,000              Bank of America Corp.                           A+            5.750%      12/01/17             4,219
         5,000              BB&T Corp.                                      A             5.250%      11/01/19             4,361
         7,000              National City Corp.                             A             3.125%      04/30/09             6,983
        10,000              PNC Funding Corp.                               A-            7.500%      11/01/09             9,964
        25,000              Wachovia Corp.                                  AA-           5.250%      08/01/14            22,548
        25,000              Wells Fargo & Co.                               AA            4.875%      01/12/11            25,151
         5,000              Wells Fargo & Co.                               AA            5.250%      10/23/12             4,897
                                                                                                               ------------------
                                                                                                                          99,266
                                                                                                               ------------------

                            CONSUMER DISCRETIONARY -- 3.4%
         3,000              CBS Corp.                                       BBB           7.875%      07/30/30             1,942
        31,000              Comcast Cable Communications Holdings, Inc.     BBB+          8.375%      03/15/13            33,070
         5,000              Comcast Cable Communications LLC                BBB+          7.125%      06/15/13             5,149
        10,000              COX Communications, Inc.                        BBB-          5.450%      12/15/14             9,024
        20,000              Daimler Finance North America LLC               A-            7.200%      09/01/09            19,942
         2,000              Daimler Finance North America LLC               A-            8.500%      01/18/31             1,812
         6,000              Historic TW, Inc.                               BBB+          9.125%      01/15/13             6,273
        10,000              Home Depot, Inc.                                BBB+          5.200%      03/01/11            10,043
         5,000              Home Depot, Inc.                                BBB+          5.400%      03/01/16             4,461
        17,000              Macy's Retail Holdings, Inc.                    BBB-          5.350%      03/15/12            12,821
         2,000              McDonald's Corp.                                A             6.300%      10/15/37             2,098
        10,000              News America, Inc.                              BBB+          6.400%      12/15/35             7,854
         6,000              Omnicom Group, Inc.                             A-            5.900%      04/15/16             5,199
         6,000              Thomson Reuters Corp. (Canada)                  A-            5.700%      10/01/14             5,945
         6,000              Time Warner Cable, Inc.                         BBB+          5.850%      05/01/17             5,426
        10,000              Time Warner, Inc.                               BBB+          6.750%      04/15/11            10,148
         5,000              Time Warner, Inc.                               BBB+          7.625%      04/15/31             4,691
         4,000              Viacom, Inc.                                    BBB           6.875%      04/30/36             2,966
        20,000              Walt Disney Co.                                 A             6.375%      03/01/12            21,471
                                                                                                               ------------------
                                                                                                                         170,335
                                                                                                               ------------------

                            CONSUMER STAPLES -- 2.1%
         6,000              Bottling Group LLC                              A             5.500%      04/01/16             6,243
         7,000              Coca-Cola Enterprises, Inc.                     A             8.500%      02/01/22             8,150
        10,000              CVS Caremark Corp.                              BBB+          5.750%      06/01/17             9,756
        20,000              Kellogg Co.                                     BBB+          6.600%      04/01/11            21,363
        10,000              Kimberly-Clark Corp.                            A             6.125%      08/01/17            10,477
        10,000              Kraft Foods, Inc.                               BBB+          5.625%      11/01/11            10,451
         5,000              Kroger Co.                                      BBB-          6.400%      08/15/17             5,068
         6,000              Miller Brewing Co., 144A                        BBB+          5.500%      08/15/13             5,718
        20,000              Procter & Gamble Co.                            AA-           5.550%      03/05/37            19,915
         5,000              Safeway, Inc.                                   BBB           5.800%      08/15/12             5,130
                                                                                                               ------------------
                                                                                                                         102,271
                                                                                                                ------------------

                            ENERGY -- 1.4%
        10,000              Anadarko Petroleum Corp.                        BBB-          5.950%      09/15/16             8,901
         2,000              Apache Corp.                                    A-            6.000%      01/15/37             1,945
        10,000              ConocoPhillips Holding Co.                      A             6.950%      04/15/29            10,162
        10,000              Devon Financing Corp. ULC (Canada)              BBB+          6.875%      09/30/11            10,524
         5,000              Enterprise Products Operating LLC               BBB-          5.600%      10/15/14             4,643
        13,000              Hess Corp.                                      BBB-          6.650%      08/15/11            13,222
         7,000              ONEOK Partners LP                               BBB           6.150%      10/01/16             6,222
         7,000              Transocean, Inc. (Ivory Coast)                  BBB+          6.000%      03/15/18             6,607
         3,000              Valero Energy Corp.                             BBB           6.625%      06/15/37             2,291
         5,000              XTO Energy, Inc.                                BBB           6.750%      08/01/37             4,460
                                                                                                               ------------------
                                                                                                                          68,977
                                                                                                               ------------------

                            FINANCIAL -- 8.8%
         5,000              Allstate Corp.                                  A-            5.550%      05/09/35             3,920
        10,000              American Express Co.                            A             5.500%      09/12/16             9,119
        15,000              American General Finance Corp.                  BB+           3.875%      10/01/09             9,900
         6,000              American International Group, Inc.              A-            5.850%      01/16/18             3,171
        25,000              Bear Stearns Cos., LLC                          A+            4.500%      10/28/10            24,808
        10,000              Bear Stearns Cos., LLC                          A+            5.700%      11/15/14             9,483
        25,000              Berkshire Hathaway Finance Corp.                AAA           4.125%      01/15/10            25,446
         5,000              Capital One Financial Corp.                     BBB           6.150%      09/01/16             3,625
         2,000              Chubb Corp.                                     A+            6.000%      05/11/37             1,751
        10,000              Citigroup, Inc.                                 A             5.300%      10/17/12             8,870
        15,000              Citigroup, Inc.                                 A             6.125%      11/21/17            12,812
         5,000              Citigroup, Inc.                                 A-            6.625%      06/15/32             3,119
        25,000              Credit Suisse USA, Inc.                         A+            6.125%      11/15/11            25,316
        25,000              General Electric Capital Corp.                  AAA           5.250%      10/19/12            24,546
        15,000              General Electric Capital Corp.                  AAA           5.375%      10/20/16            13,666
        10,000              General Electric Capital Corp.                  AAA           5.875%      02/15/12             9,997
        18,000              General Electric Capital Corp.                  AAA           6.750%      03/15/32            14,745
        25,000              Goldman Sachs Group, Inc.                       A             6.125%      02/15/33            19,923
         5,000              HSBC Finance Corp.                              AA-           5.000%      06/30/15             4,321
        25,000              HSBC Finance Corp.                              AA-           6.375%      10/15/11            25,405
         5,000              Jefferies Group, Inc.                           BBB           6.250%      01/15/36             2,708
        20,000              John Deere Capital Corp.                        A             7.000%      03/15/12            21,414
        25,000              JPMorgan Chase & Co.                            A             5.150%      10/01/15            22,700
         3,000              JPMorgan Chase & Co.                            A+            6.000%      01/15/18             2,900
         5,000              JPMorgan Chase & Co.                            A             7.000%      11/15/09             5,075
         5,000              Marsh & McLennan Cos., Inc.                     BBB-          5.375%      07/15/14             4,331
        15,000              Merrill Lynch & Co., Inc.                       A+            6.400%      08/28/17            11,801
        10,000              MetLife, Inc.                                   A-            5.700%      06/15/35             7,937
        25,000              Morgan Stanley                                  A-            4.750%      04/01/14            20,963
         9,000              Morgan Stanley                                  A             5.300%      03/01/13             8,439
        35,000              National Rural Utilities Cooperative Finance
                              Corp.                                         A             7.250%      03/01/12            37,077
         5,000              Principal Financial Group, Inc.                 A-            6.050%      10/15/36             3,086
         5,000              Prologis                                        BBB-          5.625%      11/15/16             2,821
         6,000              Prudential Financial, Inc.                      A+            6.000%      12/01/17             5,029
         5,000              Realty Income Corp.                             BBB           6.750%      08/15/19             3,434
         5,000              Simon Property Group LP                         A-            5.250%      12/01/16             3,924
         5,000              Swiss Re Insurance Solutions Holding Corp.      A-            7.000%      02/15/26             3,922
         5,000              Travelers Cos., Inc.                            A-            6.250%      06/15/37             4,563
        10,000              Unilever Capital Corp.                          A+            7.125%      11/01/10            10,735
                                                                                                               ------------------
                                                                                                                         436,802
                                                                                                               ------------------

                            GAS TRANSMISSION -- 0.4%
         2,000              Energy Transfer Partners LP                     BBB-          6.625%      10/15/36             1,496
        10,000              Kinder Morgan Energy Partners LP                BBB           5.000%      12/15/13             9,466
         5,000              Spectra Energy Capital LLC                      BBB           8.000%      10/01/19             4,919
         4,000              Williams Cos., Inc.                             BB+           8.750%      03/15/32             3,740
                                                                                                               ------------------
                                                                                                                          19,621
                                                                                                               ------------------

                            HEALTH CARE -- 2.8%
        25,000              Abbott Laboratories                             AA            5.600%      05/15/11            26,692
        10,000              Abbott Laboratories                             AA            5.875%      05/15/16            10,602
         6,000              Aetna, Inc.                                     A-            6.000%      06/15/16             5,758
        10,000              Bristol-Myers Squibb Co.                        A+            5.875%      11/15/36             9,858
         5,000              CIGNA Corp.                                     BBB+          7.875%      05/15/27             4,297
         4,000              Humana, Inc.                                    BBB           6.450%      06/01/16             3,478
        25,000              Merck & Co, Inc.                                AA-           4.750%      03/01/15            25,706
         7,000              Schering-Plough Corp.                           A-            6.000%      09/15/17             7,031
         4,000              Teva Pharmaceutical Finance LLC                 BBB+          6.150%      02/01/36             3,646
        25,000              UnitedHealth Group, Inc.                        A-            5.250%      03/15/11            25,232
        10,000              WellPoint, Inc.                                 A-            5.250%      01/15/16             9,048
        10,000              Wyeth                                           A+            5.950%      04/01/37            10,164
                                                                                                               ------------------
                                                                                                                         141,512
                                                                                                               ------------------

                            INDUSTRIALS -- 0.4%
         5,000              Caterpillar, Inc.                               A             6.050%      08/15/36             4,263
         5,000              Lockheed Martin Corp.                           A-            6.150%      09/01/36             5,067
        10,000              United Technologies Corp.                       A             4.875%      05/01/15            10,243
                                                                                                               ------------------
                                                                                                                          19,573
                                                                                                               ------------------

                            INFORMATION TECHNOLOGY -- 1.0%
         5,000              Cisco Systems, Inc.                             A+            5.250%      02/22/11             5,286
         2,000              Cisco Systems, Inc.                             A+            5.500%      02/22/16             2,071
        35,000              International Business Machines Corp.           A+            4.750%      11/29/12            36,809
         6,000              Oracle Corp.                                    A             5.250%      01/15/16             6,068
                                                                                                               ------------------
                                                                                                                          50,234
                                                                                                               ------------------

                            MATERIALS -- 0.2%
        10,000              Weyerhaeuser Co.                                BBB-          6.750%      03/15/12             9,467
                                                                                                               ------------------

                            RAIL TRANSPORTATION -- 0.1%
         4,000              CSX Corp.                                       BBB-          6.150%      05/01/37             2,934
         4,000              Norfolk Southern Corp.                          BBB+          7.050%      05/01/37             4,081
                                                                                                               ------------------
                                                                                                                           7,015
                                                                                                               ------------------

                            SPECIAL PURPOSE -- 0.1%
         6,000              Western Union Co.                               A-            5.930%      10/01/16             5,623
                                                                                                               ------------------

                            TELECOMMUNICATIONS -- 1.7%
        25,000              AT&T, Inc.                                      A             5.100%      09/15/14            24,791
         5,000              AT&T, Inc.                                      A             5.625%      06/15/16             4,921
         5,000              Embarq Corp.                                    BBB-          7.082%      06/01/16             4,500
        20,000              New Cingular Wireless Services, Inc.            A             7.875%      03/01/11            21,375
        10,000              Sprint Capital Corp.                            BB            6.875%      11/15/28             5,525
        18,000              Verizon Global Funding Corp.                    A             7.375%      09/01/12            19,273
         5,000              Verizon Global Funding Corp.                    A             7.750%      12/01/30             5,141
                                                                                                               ------------------
                                                                                                                          85,526
                                                                                                               ------------------

                            UTILITY -- 2.0%
        13,000              Arizona Public Service Co.                      BBB-          6.375%      10/15/11            12,811
         7,000              Commonwealth Edison Co.                         BBB+          5.950%      08/15/16             6,859
         7,000              Consolidated Edison Co. of New York, Inc.       A-            5.500%      09/15/16             7,024
         7,000              Constellation Energy Group, Inc.                BBB           4.550%      06/15/15             5,662
         5,000              Duke Energy Ohio, Inc.                          A-            5.700%      09/15/12             5,056
         4,000              Energy East Corp.                               BBB           6.750%      07/15/36             2,937
         5,000              FirstEnergy Corp.                               BBB-          7.375%      11/15/31             4,268
         5,000              Indiana Michigan Power Co.                      BBB           6.050%      03/15/37             4,189
        10,000              Midamerican Energy Holdings Co.                 BBB+          6.125%      04/01/36             9,244
         5,000              Pacific Gas & Electric Co.                      BBB+          6.050%      03/01/34             4,984
         7,000              Pepco Holdings, Inc.                            BBB-          6.450%      08/15/12             6,835
         3,000              Progress Energy, Inc.                           BBB           6.850%      04/15/12             3,094
        13,000              Progress Energy, Inc.                           BBB           7.100%      03/01/11            13,353
         7,000              Southern Power Co.                              BBB+          4.875%      07/15/15             6,383
         5,000              Virginia Electric and Power Co.                 A-            6.000%      05/15/37             4,812
                                                                                                               ------------------
                                                                                                                          97,511
                                                                                                               ------------------
                            TOTAL CORPORATE BONDS - 26.4%
                            (Cost $1,420,655)                                                                          1,313,733
                                                                                                               ------------------

                            U.S. GOVERNMENT AND AGENCY SECURITIES - 72.4%
                            MORTGAGE BACKED SECURITIES-- 36.5%
      240,000               Fannie Mae                                      NR            4.500%      03/01/24           244,200
      110,000               Fannie Mae                                      NR            5.000%      03/01/39           111,891
      310,000               Fannie Mae                                      NR            5.500%      03/01/39           317,556
      250,000               Fannie Mae                                      NR            6.500%      03/01/39           261,406
      250,000               Freddie Mac                                     NR            5.500%      03/01/39           256,016
      340,000               Freddie Mac                                     NR            6.000%      03/01/39           351,900
      260,000               Ginnie Mae                                      NR            5.500%      03/01/39           266,987
                                                                                                               ------------------
                                                                                                                       1,809,956
                                                                                                               ------------------

                            U.S. GOVERNMENT AGENCY SECURITIES -- 10.0%
        70,000              Fannie Mae                                      AAA           5.375%      07/15/16            78,577
        10,000              Fannie Mae                                      AAA           5.500%      03/15/11            10,787
        60,000              Fannie Mae                                      AAA           6.000%      05/15/11            65,660
         3,000              Fannie Mae                                      AAA           6.625%      11/15/30             3,908
        20,000              Fannie Mae                                      AAA           7.250%      05/15/30            27,660
        20,000              Federal Farm Credit Bank                        AAA           4.875%      02/18/11            21,237
        20,000              Federal Home Loan Bank System                   AAA           3.875%      06/14/13            21,051
        20,000              Federal Home Loan Bank System                   AAA           4.375%      03/17/10            20,650
        30,000              Federal Home Loan Bank System                   AAA           4.625%      02/18/11            31,695
        20,000              Federal Home Loan Bank System                   AAA           4.750%      12/16/16            21,428
        25,000              Federal Home Loan Bank System                   AAA           4.875%      11/18/11            26,935
        30,000              Federal Home Loan Bank System                   AAA           5.750%      05/15/12            33,365
        60,000              Freddie Mac                                     AAA           4.500%      01/15/14            64,986
        40,000              Freddie Mac                                     AAA           5.125%      07/15/12            44,198
        19,000              Freddie Mac                                     AAA           6.250%      07/15/32            23,989
                                                                                                               ------------------
                                                                                                                         496,126
                                                                                                               ------------------

                            U.S. TREASURY SECURITIES-- 25.9%
        50,000              United States Treasury Note/Bond                NR            2.000%      09/30/10            50,885
       110,000              United States Treasury Note/Bond                NR            2.750%      07/31/10           112,978
       140,000              United States Treasury Note/Bond                NR            2.875%      01/31/13           146,508
        25,000              United States Treasury Note/Bond                NR            3.625%      05/15/13            26,893
         8,000              United States Treasury Note/Bond                NR            3.875%      02/15/13             8,682
        75,000              United States Treasury Note/Bond                NR            4.000%      04/15/10            77,704
        15,000              United States Treasury Note/Bond                NR            4.000%      11/15/12            16,301
        45,000              United States Treasury Note/Bond                NR            4.000%      02/15/14            49,489
        15,000              United States Treasury Note/Bond                NR            4.000%      08/15/18            16,185
        25,000              United States Treasury Note/Bond                NR            4.125%      05/15/15            27,469
        60,000              United States Treasury Note/Bond                NR            4.250%      09/30/12            65,494
        26,000              United States Treasury Note/Bond                NR            4.250%      11/15/13            28,846
        25,000              United States Treasury Note/Bond                NR            4.250%      08/15/14            27,859
         5,000              United States Treasury Note/Bond                NR            4.250%      11/15/17             5,493
        50,000              United States Treasury Note/Bond                NR            4.500%      02/15/36            55,375
        40,000              United States Treasury Note/Bond                NR            4.625%      11/15/16            45,019
        40,000              United States Treasury Note/Bond                NR            4.750%      08/15/17            45,350
        20,000              United States Treasury Note/Bond                NR            4.875%      02/15/12            22,012
        20,000              United States Treasury Note/Bond                NR            5.000%      08/15/11            21,927
        50,000              United States Treasury Note/Bond                NR            5.125%      05/15/16            58,027
        14,000              United States Treasury Note/Bond                NR            5.750%      08/15/10            15,018
         6,000              United States Treasury Note/Bond                NR            6.125%      08/15/29             7,779
        50,000              United States Treasury Note/Bond                NR            6.250%      08/15/23            62,633
        23,000              United States Treasury Note/Bond                NR            6.375%      08/15/27            30,112
        47,000              United States Treasury Note/Bond                NR            6.625%      02/15/27            62,951
         3,000              United States Treasury Note/Bond                NR            7.875%      02/15/21             4,168
        45,000              United States Treasury Note/Bond                NR            8.000%      11/15/21            63,689
        41,000              United States Treasury Note/Bond                NR            8.750%      08/15/20            59,988
        25,000              United States Treasury Note/Bond                NR            8.875%      02/15/19            36,215
        25,000              United States Treasury Note/Bond                NR            9.125%      05/15/18            36,508
                                                                                                               ------------------
                                                                                                                       1,287,557
                                                                                                               ------------------
                            TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 72.4%
                            (Cost $3,525,765)                                                                          3,593,639
                                                                                                               ------------------

                            TOTAL INVESTMENTS - 98.8%
                            (Cost $4,946,420)                                                                          4,907,372
                            Other Assets in excess of Liabilities - 1.2%                                                  58,656
                                                                                                               ------------------
                            NET ASSETS - 100.0%                                                                      $ 4,966,028
                                                                                                               ==================


LLC -     Limited Liability Company
LP -      Limited Partnership
ULC -     Unlimited Liability Company

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009 this security amounted to $5,718 which represents 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively.



----------------------------------------------------------------------
                         Country Allocation*
----------------------------------------------------------------------
United States                                                   99.5%
Canada                                                           0.4%
Ivory Coast                                                      0.1%
----------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                          SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
(value in $000s)
Assets:
Level 1                                                      $     -                     $ -                   $     -
Level 2                                                        4,907                       -                     4,907
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $ 4,907                     $ -                   $ 4,907
                                                =====================    ====================    ======================

Liabilities:
Level 1                                                      $     -                     $ -                   $     -
Level 2                                                            -                       -                         -
Level 3                                                            -                       -                         -
                                                ---------------------    --------------------    ----------------------
Total                                                        $     -                     $ -                   $     -
                                                =====================    ====================    ======================


LEVEL 3 HOLDINGS                                     SECURITIES              DERIVATIVES                 TOTAL
                                                ---------------------    --------------------    ----------------------
Beginning Balance at 5/31/08                                 $     -                     $ -                   $     -
Total Realized Gain/Loss                                           -                       -                         -
Change in Unrealized Gain/Loss                                     -                       -                         -
Net Purchases and Sales                                            -                       -                         -
Net Transfers In/Out                                               -                       -                         -
                                                ---------------------    --------------------    ----------------------
Ending Balance at 2/28/09                                    $     -                     $ -                   $     -
                                                =====================    ====================    ======================


ULQ | CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

      PRINCIPAL                                              RATING   YIELD/
         AMOUNT      DESCRIPTION                             (S&P)*   COUPON     MATURITY                    VALUE
-------------------------------------------------------------------------------------------------------------------
                     Short-Term Investments  - 99.2%
                     COMMERCIAL PAPER - 33.1%
    $   200,000      BNP Paribas Finance                      A-1+     0.583%    4/07/09              $    199,870
        200,000      Bank of Nova Scotia                      A-1+     0.317%    3/03/09                   199,994
        300,000      Danske Corp.                             A-1      0.769%    4/14/09                   299,733
        300,000      GE Capital                               A-1+     0.612%    7/24/09                   299,253
        250,000      Intesa Funding                           A-1+     0.310%    3/09/09                   249,977
        300,000      JP Morgan Chase                          A-1      0.294%    3/19/09                   299,925
        250,000      Nestle Capital                           A-1+     0.246%    4/01/09                   249,913
        300,000      Nordea                                   A-1+     0.591%    4/28/09                   299,559
        100,000      Rabobank                                 A-1+     0.432%    4/16/09                    99,943
        200,000      Rabobank                                 A-1+     0.707%    5/07/09                   199,820
        300,000      Santander Centro                         A-1+     0.890%    5/26/09                   299,184
        100,000      Societe Generale                         A-1+     0.736%    4/27/09                    99,858
        200,000      Societe Generale                         A-1+     0.537%    4/07/09                   199,870
        300,000      Toyota Motor                             A-1+     0.328%    3/26/09                   299,907
                                                                                            -----------------------
                                                                                                         3,296,806
                                                                                            -----------------------

                     CORPORATE BONDS - 6.9%
        235,000      AT&T, Inc.                               A        4.125%    9/15/09                   237,449
        215,000      FleetBoston Financial Corp.              A-       7.375%    12/01/09                  212,179
        235,000      United Technologies Corp.                A        6.500%    6/01/09                   237,183
                                                                                            -----------------------
                                                                                                           686,811
                                                                                            -----------------------

                     U.S. GOVERNMENT AND AGENCY SECURITIES  - 59.2%
        119,000      Fannie Mae                               AAA      4.250%    5/15/09                   119,843
        550,000      Fannie Mae                               AAA      6.625%    9/15/09                   566,485
        532,000      Fannie Mae Discount Notes                AAA      0.225%    3/04/09                   531,996
        200,000      Federal Home Loan Bank Discount Notes    A-1+     0.322%    4/17/09                   199,941
        175,000      Federal Home Loan Banks                  A-1+     2.465%    5/05/09                   175,569
        600,000      Freddie Mac                              AAA      4.125%    9/01/09                   609,226
        150,000      Freddie Mac                              AAA      4.250%    7/15/09                   152,016
      1,000,000      Freddie Mac Discount Notes               AAA      0.270%    3/23/09                   999,930
        500,000      United States Treasury Bill              NR       0.189%    3/26/09                   499,950
        400,000      United States Treasury Bill              NR       0.205%    4/09/09                   399,924
        366,000      United States Treasury Bill              NR       0.214%    3/26/09                   365,963
        500,000      United States Treasury Bill              NR       0.229%    4/09/09                   499,905
         64,000      United States Treasury Note              NR       3.125%    4/15/09                    64,220
         62,000      United States Treasury Note              NR       3.375%    9/15/09                    62,930
         65,000      United States Treasury Note              NR       3.625%    7/15/09                    65,772
         64,000      United States Treasury Note              NR       4.500%    4/30/09                    64,438
        500,000      United States Treasury Note              NR       4.625%    7/31/09                   508,653
                                                                                            -----------------------
                                                                                                         5,886,761
                                                                                            -----------------------
                     TOTAL SHORT-TERM INVESTMENTS - 99.2%
                     (Cost - $9,881,019)                                                                 9,870,378
                                                                                            -----------------------

                     TOTAL INVESTMENTS - 99.2%
                     (Cost - $9,881,019)                                                                 9,870,378
                     Other Assets in excess of Liabilities - 0.8%                                           84,312
                                                                                            -----------------------
                     NET ASSETS - 100.0%                                                               $ 9,954,690
                                                                                            =======================


*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, United States Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively.



-------------------------------------------------------------------------------
                             Country Allocation*
-------------------------------------------------------------------------------
United States                                                           100.0%
-------------------------------------------------------------------------------
*As a percentage of long-term investments. Subject to change daily.


See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                           SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
(value in $000s)
Assets:
Level 1                                                        $     -                     $ -                    $     -
Level 2                                                          9,870                       -                      9,870
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $ 9,870                     $ -                    $ 9,870
                                                 ======================    ====================    =======================

Liabilities:
Level 1                                                        $     -                     $ -                    $     -
Level 2                                                              -                       -                          -
Level 3                                                              -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Total                                                          $     -                     $ -                    $     -
                                                 ======================    ====================    =======================


LEVEL 3 HOLDINGS                                      SECURITIES               DERIVATIVES                 TOTAL
                                                 ----------------------    --------------------    -----------------------
Beginning Balance at 5/31/08                                   $     -                     $ -                    $     -
Total Realized Gain/Loss                                             -                       -                          -
Change in Unrealized Gain/Loss                                       -                       -                          -
Net Purchases and Sales                                              -                       -                          -
Net Transfers In/Out                                                 -                       -                          -
                                                 ----------------------    --------------------    -----------------------
Ending Balance at 2/28/09                                      $     -                     $ -                    $     -
                                                 ======================    ====================    =======================

IRO | CLAYMORE/ZACKS DIVIDEND ROTATION ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

       NUMBER OF
          SHARES     DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------------------------
                     Common Stocks  - 94.7%
                     CONSUMER DISCRETIONARY - 25.5%
           1,671     Barnes & Noble, Inc.                                                         $    29,978
           1,003     Bob Evans Farms, Inc.                                                             18,525
           1,725     Brinker International, Inc.                                                       18,975
           2,367     Corus Entertainment, Inc. - Class B (Canada)                                      24,404
             592     CSS Industries, Inc.                                                               8,300
             379     Fred's, Inc. - Class A                                                             3,491
             793     Guess?, Inc.                                                                      12,744
             685     H&R Block, Inc.                                                                   13,084
           4,631     Harley-Davidson, Inc.                                                             46,773
             946     Home Depot, Inc.                                                                  19,762
           2,281     International Game Technology                                                     20,118
           1,877     Jackson Hewitt Tax Service, Inc.                                                  14,040
             206     John Wiley & Sons, Inc. - Class A                                                  6,466
          24,195     Journal Communications, Inc. - Class A                                            22,743
           1,021     Lacrosse Footwear, Inc.                                                            8,638
             481     McGraw-Hill Cos., Inc. (The)                                                       9,490
             976     Men's Warehouse, Inc. (The)                                                       10,424
           1,031     Meredith Corp.                                                                    13,248
           3,036     Newell Rubbermaid, Inc.                                                           17,153
             238     NIKE, Inc. - Class B                                                               9,884
             206     Ross Stores, Inc.                                                                  6,081
           2,002     Stage Stores, Inc.                                                                14,374
             760     Tiffany & Co.                                                                     14,470
             107     Unifirst Corp.                                                                     2,564
             350     Whirlpool Corp.                                                                    7,781
                                                                                 -----------------------------
                                                                                                      373,510
                                                                                 -----------------------------
                     CONSUMER STAPLES - 3.8%
             586     Herbalife Ltd. (Cayman Islands)                                                    7,993
             637     HJ Heinz Co.                                                                      20,811
             316     JM Smucker Co. (The)                                                              11,730
           1,525     Nu Skin Enterprises, Inc. - Class A                                               14,335
                                                                                 -----------------------------
                                                                                                       54,869
                                                                                 -----------------------------
                     ENERGY - 8.6%
             154     Chevron Corp.                                                                      9,349
             552     Petro-Canada (Canada)                                                             12,089
             580     Rowan Cos., Inc.                                                                   7,024
             307     Royal Dutch Shell PLC, ADR (United Kingdom)                                       13,499
           5,473     Ship Finance International Ltd. (Bermuda)                                         46,685
           1,347     Spectra Energy Corp.                                                              17,511
             266     Suncor Energy, Inc. (Canada)                                                       5,530
             212     Sunoco, Inc.                                                                       7,091
             696     Williams Cos., Inc.                                                                7,865
                                                                                 -----------------------------
                                                                                                      126,643
                                                                                 -----------------------------
                     FINANCIALS - 24.6%
             633     Allstate Corp. (The)                                                              10,653
           1,148     Bancorpsouth, Inc.                                                                21,387
           1,277     Canadian Imperial Bank of Commerce (Canada)                                       43,086
             404     Commerce Bancshares, Inc.                                                         14,031
           1,276     Community Bank System, Inc.                                                       21,832
           1,058     Federated Investors, Inc. - Class B                                               19,954
             604     Hancock Holding Co.                                                               17,129
             383     Iberiabank Corp.                                                                  16,546
             342     IPC Holdings Ltd. (Bermuda)                                                        8,690
             169     Northern Trust Corp.                                                               9,388
           3,994     Old Second Bancorp, Inc.                                                          24,323
           1,169     Pacific Continental Corp.                                                         13,140
             119     PartnerRe Ltd. (Bermuda)                                                           7,366
           4,093     QC Holdings, Inc.                                                                 20,301
           2,211     Renasant Corp.                                                                    23,812
             696     Republic Bancorp, Inc. - Class A                                                  13,036
             368     Safety Insurance Group, Inc.                                                      11,507
             430     Simon Property Group, Inc. - REIT                                                 14,233
             923     Sun Life Financial, Inc. (Canada)                                                 14,371
             676     SY Bancorp, Inc.                                                                  15,960
             389     Validus Holdings Ltd. (Bermuda)                                                    9,313
             344     Vornado Realty Trust - REIT                                                       11,259
                                                                                 -----------------------------
                                                                                                      361,317
                                                                                 -----------------------------
                     HEALTH CARE - 1.7%
             154     Baxter International, Inc.                                                         7,840
           1,434     Pfizer, Inc.                                                                      17,653
                                                                                 -----------------------------
                                                                                                       25,493
                                                                                 -----------------------------
                     INDUSTRIALS - 16.9%
             643     Alexander & Baldwin, Inc.                                                         12,082
             302     Boeing Co.                                                                         9,495
             188     Burlington Northern Santa Fe Corp.                                                11,049
             384     Canadian National Railway Co. (Canada)                                            12,419
             472     Carlisle Cos., Inc.                                                                9,355
             769     Cascade Corp.                                                                     12,612
             279     CSX Corp.                                                                          6,886
             432     Deere & Co.                                                                       11,876
           1,593     Deluxe Corp.                                                                      12,298
             324     Dover Corp.                                                                        8,081
              80     FedEx Corp.                                                                        3,457
             882     GATX Corp.                                                                        16,114
             246     Goodrich Corp.                                                                     8,152
             739     Herman Miller, Inc.                                                                7,449
             328     Honeywell International, Inc.                                                      8,800
             776     Joy Global, Inc.                                                                  13,549
             277     Northrop Grumman Corp.                                                            10,349
             712     Pitney Bowes, Inc.                                                                13,734
              15     Precision Castparts Corp.                                                            831
             539     Raven Industries, Inc.                                                             9,799
             213     Rockwell Collins, Inc.                                                             6,646
           2,852     TAL International Group, Inc.                                                     21,276
           3,721     Textainer Group Holdings Ltd. (Bermuda)                                           21,991
                                                                                 -----------------------------
                                                                                                      248,300
                                                                                 -----------------------------
                     INFORMATION TECHNOLOGY - 1.7%
              45     Amphenol Corp. - Class A                                                           1,144
             128     Hewlett-Packard Co.                                                                3,716
             435     MTS Systems Corp.                                                                 10,283
           1,790     Xerox Corp.                                                                        9,272
                                                                                 -----------------------------
                                                                                                       24,415
                                                                                 -----------------------------
                     MATERIALS - 6.9%
             326     Air Products & Chemicals, Inc.                                                    15,078
             846     EI Du Pont de Nemours & Co.                                                       15,871
             792     Greif, Inc. - Class A                                                             24,354
             317     Lubrizol Corp.                                                                     8,714
             967     Olin Corp.                                                                        10,096
             383     PPG Industries, Inc.                                                              11,896
             933     Valspar Corp.                                                                     15,581
                                                                                 -----------------------------
                                                                                                      101,590
                                                                                 -----------------------------
                     TELECOMMUNICATION SERVICES -  4.1%
           3,769     D&E Communications, Inc.                                                          25,441
          10,115     Qwest Communications International, Inc.                                          34,290
                                                                                 -----------------------------
                                                                                                       59,731
                                                                                 -----------------------------
                     UTILITIES -  0.9%
           1,214     CMS Energy Corp.                                                                  13,427
                                                                                 -----------------------------

                     TOTAL COMMON STOCK - 94.7%
                     (Cost $1,762,794)                                                              1,389,295
                                                                                 -----------------------------

                     MASTER LIMITED PARTNERSHIPS - 4.9%
                     ENERGY - 4.9%
           4,865     EV Energy Partner LP                                                              71,807
                     (Cost $89,827)                                              -----------------------------


                     TOTAL INVESTMENTS - 99.6%
                     (Cost $1,852,621)                                                              1,461,102
                     Other Assets in excess of Liabilities - 0.4%                                       5,438
                                                                                 -----------------------------
                     NET ASSETS - 100.0%                                                           $1,466,540
                                                                                 =============================


 ADR -    American Depositary Receipt
 LP -     Limited Partnership
 Ltd. -   Limited
 PLC -    Publicly Traded Company
 REIT -   Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                          Country Allocation*
--------------------------------------------------------------------------------
                                                         % of Total Investments
United States                                                             84.4%
Canada                                                                     7.7%
Bermuda                                                                    6.4%
United Kingdom                                                             0.9%
Cayman Islands                                                             0.6%
--------------------------------------------------------------------------------

*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                                          SECURITIES               DERIVATIVES                 TOTAL
                                               -----------------------   ----------------------   -----------------------
(value in $000s)
Assets:
Level 1                                                       $ 1,461                      $ -                   $ 1,461
Level 2                                                             -                        -                         -
Level 3                                                             -                        -                         -
                                               -----------------------   ----------------------   -----------------------
Total                                                         $ 1,461                      $ -                   $ 1,461
                                               =======================   ======================   =======================

Liabilities:
Level 1                                                       $     -                      $ -                   $     -
Level 2                                                             -                        -                         -
Level 3                                                             -                        -                         -
                                               -----------------------   ----------------------   -----------------------
Total                                                         $     -                      $ -                   $     -
                                               =======================   ======================   =======================


LEVEL 3 HOLDINGS                                     SECURITIES               DERIVATIVES                 TOTAL
                                               -----------------------   ----------------------   -----------------------
Beginning Balance at 5/31/08                                  $     -                      $ -                   $     -
Total Realized Gain/Loss                                            -                        -                         -
Change in Unrealized Gain/Loss                                      -                        -                         -
Net Purchases and Sales                                             -                        -                         -
Net Transfers In/Out                                                -                        -                         -
                                               -----------------------   ----------------------   -----------------------
Ending Balance at 2/28/09                                     $     -                      $ -                   $     -
                                               =======================   ======================   =======================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 27, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   April 27, 2009
      --------------------------------------------------------------------------

By:  /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   April 27, 2009
      --------------------------------------------------------------------------